          As filed with the Securities and Exchange Commission on April 30, 2008

                                           REGISTRATION NOS. 033-86464/811-08862

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.        [ ]
     Post Effective Amendment No. 22    [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 34                   [X]

                                   ----------

                             A.G. SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          AIG ANNUITY INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             KATHERINE STONER, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

TITLE OF SECURITIES BEING REGISTERED: TITLE OF SECURITIES BEING REGISTERED:
Units of interests in A. G. Separate Account A of AIG Annuity Insurance Company under Fixed and Variable Annuity Contracts.

AIG ANNUITY INSURANCE COMPANY                            A.G. SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL                   PROSPECTUS
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS                        MAY 1, 2008


AIG Annuity Insurance Company (the "Company") offers the flexible premium individual fixed and variable deferred annuity contracts (the "Contract" or "Contracts") to provide for the accumulation of Account Value on a fixed or variable basis and payment of annuity payments on a fixed and/or variable basis. The Contract permits you to invest in and receive retirement benefits in up to 4 Fixed Account Options and/or an array of Variable Account Options described in this prospectus. The Contracts are designed for use by individuals in retirement plans on a qualified or nonqualified basis; however, no new contracts are being issued since this product is no longer offered for sale.

                            VARIABLE ACCOUNT OPTIONS


AIM V.I. Capital Appreciation Fund -- Series I                 AIG Retirement Company I (ARC I)
AIM V.I. Diversified Income Fund -- Series I
Janus Aspen Large Cap Growth Portfolio -- Service Shares       Government Securities Fund
Janus Aspen International Growth Portfolio -- Service Shares   Growth & Income Fund
LIT Capital Growth Portfolio -- Class I Shares                 International Equities Fund
MFS VIT Core Equity Series                                     Money Market I Fund
Oppenheimer High Income Fund/VA                                Science & Technology Fund
Oppenheimer High Income Fund/VA                                Stock Index Fund
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Premier VIT OpCap Managed Portfolio                            AIG Retirement Company II (ARC II)
Putnam VT Global Equity Fund -- Class IB Shares
Putnam VT Discovery Growth Fund -- Class IB Shares             High Yield Bond Fund
Templeton Developing Markets Fund -- Class 2                   Mid Cap Value Fund
Templeton Foreign Securities Fund -- Class 2                   Strategic Bond Fund


The Contract provides for a 1% Bonus to be applied to eligible Purchase Payments. Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference. You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.


A Statement of Additional Information ("SAI"), dated May 1, 2008, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This SAI contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.


THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GLOSSARY OF TERMS                                                              4
FEE TABLES                                                                     5
EXAMPLES                                                                       6
SELECTED PURCHASE UNIT DATA                                                    6
SUMMARY                                                                       10
   Fixed and Variable Options                                                 10
   Death Benefit Options                                                      11
   Transfers                                                                  11
   Fees and Charges                                                           11
   Payout Options                                                             12
   Communications to the Company                                              12
   Federal Tax Information                                                    12
   Purchase Requirements                                                      13
GENERAL INFORMATION                                                           13
   About the Contract                                                         13
   About the Company                                                          13
   About A.G. Separate Account A                                              14
   About the Fixed Account                                                    14
   Units of Interest                                                          15
   Distribution of the Contracts                                              15
FIXED AND VARIABLE ACCOUNT OPTIONS                                            15
   Fixed Account Options                                                      15
   Variable Account Options                                                   16
PURCHASE PERIOD                                                               19
   Purchase Payments                                                          19
   Right to Return                                                            20
   1% Bonus                                                                   20
   Purchase Units                                                             21
   Stopping Purchase Payments                                                 21
TRANSFERS BETWEEN INVESTMENT OPTIONS                                          21
   During the Purchase Period                                                 22
   Policy Against Market Timing and Frequent Transfers                        22
   Communicating Transfer or Reallocation Instructions                        23
   Sweep Account Program                                                      23
   Effective Date of Transfer                                                 24
   Reservation of Rights                                                      24
   Dollar Cost Averaging Program                                              24
   Portfolio Rebalancing Program                                              25
   During the Payout Period                                                   25
FEES AND CHARGES                                                              26
   Account Maintenance Fee                                                    26
   Surrender Charge                                                           26
   Market Value Adjustment                                                    27
   Premium Tax Charge                                                         28
   Separate Account Charges                                                   28
   Optional Separate Account Charges                                          29
   Other Tax Charges                                                          29
PAYOUT PERIOD                                                                 29
   Fixed Payout                                                               29
   Variable Payout                                                            30
   Combination Fixed and Variable Payout                                      30
   Payout Date                                                                30
   Payout Options                                                             30

   Payout Information                                                         31
SURRENDER OF ACCOUNT VALUE                                                    31
   When Surrenders are Allowed                                                31
   Amount That May Be Surrendered                                             32
   Surrender Restrictions                                                     32
   Partial Surrender                                                          32
   Systematic Withdrawal Program                                              32
   Distributions Required By Federal Tax Law                                  33
DEATH BENEFITS                                                                33
   Beneficiary Information                                                    33
   Proof of Death                                                             33
   Special Information for Nonqualified Contracts                             34
   Important Information for Beneficiaries who Elect to Defer Payment         34
   Joint Owner Spousal Election Information                                   34
   During the Purchase Period                                                 34
   During the Payout Period                                                   36
OTHER CONTRACT FEATURES                                                       36
   Change of Beneficiary                                                      36
   Cancellation -- The 10 Day "Free Look"                                     36
   We Reserve Certain Rights                                                  36
   Deferring Payments                                                         37
VOTING RIGHTS                                                                 37
   Who May Give Voting Instructions                                           37
   Determination of Fund Shares Attributable to Your Account                  37
   How Fund Shares Are Voted                                                  38
FEDERAL TAX MATTERS                                                           38
   Types of Plans                                                             38
   Tax Consequences in General                                                39
   Effect of Tax-Deferred Accumulations                                       40
   Paycheck Comparison                                                        41
LEGAL PROCEEDINGS                                                             41
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                      43

GLOSSARY OF TERMS

Unless otherwise specified in this prospectus, the words "we," "us", "our," "Company," mean AIG Annuity Insurance Company and the words "you" and "your," unless otherwise instructed in this prospectus, mean the contract owner, annuitant or beneficiary.

Other specific terms we use in this prospectus are:

     ACCOUNT VALUE - the total sum of your Fixed Account and/or Variable Account Options that have not yet been applied to your Payout Payments.

     A.G. SEPARATE ACCOUNT A - a segregated asset account established by the Company under the Texas Insurance Code. The purpose of A.G. Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Options you have selected.

     ANNUITANT - the individual, (in most cases this person is you) to whom Payout Payments will be paid. The Annuitant is also the measuring life for the Contract.

     ANNUITY SERVICE CENTER - our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101.

     ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of Account Value in your Variable Account Option(s).

     BENEFICIARY - the person designated to receive Payout Payments or the Account Value upon death of an Annuitant or the Owner.

     BONUS - an additional amount paid by the Company, equal to 1% of the initial Purchase Payment and certain subsequent Purchase Payments.

     CONTRACT ANNIVERSARY - the date that the Contract is issued and each yearly anniversary of that date thereafter.

     CONTRACT OWNER - the person entitled to the ownership rights as stated in this prospectus

     MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in A.G. Separate Account

     MVA BAND - the name given to a specific amount of Account Value allocated to the MVA Option for an MVA Term See the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

     MVA TERM - a period of time in which an amount of account Value is allocated to a guarantee period in the MVA Option. See the "MVA Option"
     section in the prospectus.

     PAYOUT PAYMENTS - the payments made to you during the Payout Period. Payout Payments may be made on a fixed Variable, or combination of fixed and variable basis.

     PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

     PAYOUT UNIT a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Unit values will vary with the investment experience of the A.G. Separate Account A Division you have selected.

     PURCHASE PERIOD - the time between your first Purchase Payment and your Payout Period (or surrender).

     PURCHASE UNIT - a measuring unit used to calculate your Account Value during the Purchase Period. The value of a Purchase Unit will vary with the investment experience of the Separate Account Division you have selected.

     VARIABLE PAYOUT - payments to you will vary based on your investments in the Variable Account Options of A.G. Separate Account A during the Payout Period. Because the value of your Variable Account Options may vary, we cannot guarantee the amounts of the Variable Payout.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES, RANGING FROM ZERO TO 3 1/2%, MAY ALSO BE DEDUCTED IF APPLICABLE.

MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Surrender Charge
   (As a percentage of the Purchase Payment withdrawn)...   5.00%

Surrender Charge Schedule (As a percentage of the Purchase Payment withdrawn and based on the length of time from when each Purchase Payment was received)

Years    1     2     3     4     5     6     7     8+
-----   ---   ---   ---   ---   ---   ---   ---   ---
         5%    5%    5%    4%    3%    2%    1%    0%

Transfer Fee (1)...   $25

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.


ACCOUNT MAINTENANCE FEE (2)...   $30


SEPARATE ACCOUNT ANNUAL CHARGES (3)
(deducted daily as a percentage of your average Account Value)

Mortality and Expense Risk Fee .................   1.25%
Administration Fee .............................   0.15%
Optional Enhanced Death Benefit Charge .........   0.05%
Optional Annual Step-Up Death Benefit Charge ...   0.10%
                                                   ----
TOTAL SEPARATE ACCOUNT ANNUAL CHARGES ..........   1.55%
                                                   ====

THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES               MINIMUM   MAXIMUM
-------------------------------------------               -------   -------
(Expenses that are deducted from the assets of a Mutual
   Fund, including management fees, distribution and/or
   service (12b-1) fees, and other expenses)               0.35%     1.73%


----------
(1) Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose a fee in the future, which will not exceed the lesser of $25 or 2% of the amount transferred. See "Transfers Between Investment Options" in this prospectus.

(2) During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See "Fees and Charges" in this prospectus.

(3) Please note that a Contract Owner may only choose one of the two optional death benefits. If the more expensive of the two options were chosen, the maximum total separate account annual charges would be 1.50%. If a Contract Owner did not choose any optional features, then the maximum total separate account annual charges would be 1.40%.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, account maintenance fees, separate account annual charges and the Variable Account Option fees and expenses.


These examples assume that you invest a single purchase payment of $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option (1.73%), and that you have chosen the Optional Annual Step-Up Death Benefit (0.10%). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $831     $1,484    $2,006    $3,576

(2) If you annuitize or do not surrender your Contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331     $1,009    $1,711    $3,576

Note: These examples should not be considered representative of past or future expenses for A.G. Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by a Fund may be lower than that shown above.


The sub-advisers AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with The Variable Annuity Life Insurance Company ("VALIC"), which is the Adviser to AIG Retirement Company I and II, due to common ownership.


SELECTED PURCHASE UNIT DATA (1)


                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT     OUTSTANDING
                   FUND NAME                        YEAR            YEAR        END OF YEAR     AT END OF YEAR
                   ---------                    ------------   -------------   -------------   ---------------
AIM VI Capital Appreciation Division 117              2007         11.874          13.113           183,386
                                                      2006         11.328          11.874           256,410
                                                      2005         10.556          11.328           341,248
                                                      2004         10.040          10.556           417,540
                                                      2003          7.862          10.040           458,784
                                                      2002         10.541           7.862           508,872
                                                      2001         13.936          10.541           565.469
                                                      2000         15.864          13.936           533,262
                                                      1999         11.125          15.864           263,916
                                                      1998          9.996          11.125             2,550
AIM VI Diversified Income Division 118                2007         11.489          11.523            85,970
                                                      2006         11.152          11.489           156,162
                                                      2005         10.991          11.152           196,861
                                                      2004         10.613          10.991           231,712
                                                      2003          9.853          10.613           265,111

                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT     OUTSTANDING
                   FUND NAME                        YEAR            YEAR        END OF YEAR     AT END OF YEAR
                   ---------                    ------------   -------------   -------------   ---------------
                                                      2002          9.769           9.853           275,418
                                                      2001          9.565           9.769           343,758
                                                      2000          9.633           9.565           273,246
                                                      1999          9.961           9.633           143,977
                                                      1998          9.878           9.961             2,249
Janus Aspen Large Cap Growth
 Portfolio-Service Shares Division 141                2007          7.193           8.141            88,195
                                                      2006          6.564           7.193           100,413
                                                      2005          6.400           6.564           113,057
                                                      2004          6.229           6.400           122,169
                                                      2003          4.804           6.229           171,826
                                                      2002          6.650           4.804           143,504
                                                      2001          8.981           6.650           110,290
                                                      2000         10.000           8.981             3,868
                                                11/15/2000(2)          --          10.000
Janus Aspen International Growth
 Portfolio-Service Shares Division 142                2007         15.072          19.024            47,154
                                                      2006         10.425          15.072            63,394
                                                      2005          8.013          10.425            68,847
                                                      2004          6.847           8.013            74,584
                                                      2003          5.162           6.847            81,647
                                                      2002          7.051           5.162            98,962
                                                      2001          9.341           7.051            78,557
                                                      2000         10.000           9.341             2,615
                                                11/15/2000(2)          --          10.000
MFS VIT Core Equity Series
 Division 143 (7)                                     2007          7.824           8.574            59,642
                                                      2006          6.972           7.824            73,894
                                                      2005          6.954           6.972            86,864
                                                      2004          6.271           6.954            93,941
                                                      2003          4.993           6.271           109,343
                                                      2002          7.202           4.993            94,261
                                                      2001          9.547           7.202            68,795
                                                      2000         10.000           9.547             2,914
                                                11/15/2000(2)          --          10.000
ARC I Government Securities
 Division 138 (3)                                     2007         15.528          16.483           361,884
                                                      2006         15.284          15.528           484,453
                                                      2005         15.106          15.284           686,443
                                                      2004         14.810          15.106           890,027
                                                      2003         14.850          14.810         1,066,805
                                                      2002         13.443          14.850         1,410,001
                                                      2001         12.769          13.443         1,447,442
                                                      2000         11.470          12.769         1,372,638
                                                      1999         11.471          11.470         1,390,591
                                                12/23/1999(2)          --          11.471         1,415,677
ARC I Growth & Income
 Division 134 (3)                                     2007         16.319          17.223           363,029
                                                      2006         14.347          16.319           464,322
                                                      2005         14.342          14.347           609,828
                                                      2004         13.137          14.342           778,325
                                                      2003         10.862          13.137           863,408
                                                      2002         14.037          10.862         1,016.827
                                                      2001         15.834          14.037         1,161,341
                                                      2000         18.014          15.834         1,262,262
                                                      1999         17.601          18.014         1,317,110
                                                12/23/1999(2)          --          17.601         1,309,712
ARC II High Yield Bond
 Division 147                                         2007         16.699          16.706            32,979
                                                      2006         15.076          16.699            41,956
                                                      2005         14.257          15.076            38,517
                                                      2004         12.477          14.257            38,303
                                                      2003          9.736          12.477            45,204
                                                      2002         10.057           9.736            34,960
                                                      2001          9.623          10.057            25,788
                                                      2000         10.000           9.623               617

                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT     OUTSTANDING
                   FUND NAME                        YEAR            YEAR        END OF YEAR     AT END OF YEAR
                   ---------                    ------------   -------------   -------------   ---------------
                                                11/15/2000(2)          --          10.000
ARC I International Equities Division 135 (3)         2007         15.471          16.591           136,751
                                                      2006         12.750          15.471           187,286
                                                      2005         11.053          12.750           242,590
                                                      2004          9.512          11.053           310,419
                                                      2003          7.441           9.512           350,102
                                                      2002          9.293           7.441           390,455
                                                      2001         12.080           9.293           404,541
                                                      2000         14.814          12.080           399,335
                                                      1999         14.268          14.814           405,200
                                                12/23/1999(2)          --          14.268           407,306
ARC I Money Market I Division 132 (3)                 2007         12.807          13.221           109.597
                                                      2006         12.415          12.807           114,379
                                                      2005         12.257          12.415           149,983
                                                      2004         12.331          12.257           209,418
                                                      2003         12.432          12.331           255,508
                                                      2002         12.453          12.432           327,542
                                                      2001         12.182          12.453           356,279
                                                      2000         11.654          12.182           233,714
                                                      1999         11.640          11.654           367,475
                                                12/23/1999(2)          --          11.640           386,087
ARC I Stock Index Division 133                        2007         20.506          21.254           368,503
                                                      2006         18.020          20.506           465,160
                                                      2005         17.478          18.020           609,480
                                                      2004         16.041          17.478           739,198
                                                      2003         12.690          16.041           805,831
                                                      2002         16.592          12.690           884,902
                                                      2001         19.168          16.592           980,728
                                                      2000         21.445          19.168           923,368
                                                      1999         20.968          21.445           948,596
                                                12/23/1999(2)          --          20.968           943,866
ARC II Strategic Bond Division 146                    2007         16.362          16.801            47,227
                                                      2006         15.287          16.362            67,259
                                                      2005         14.779          15.287            75,982
                                                      2004         13.550          14.779            89,079
                                                      2003         11.505          13.550           110,815
                                                      2002         10.945          11.505           114,447
                                                      2001         10.042          10.945            68,652
                                                      2000         10.000          10.042               104
                                                11/15/2000(2)          --          10.000
ARC II Mid Cap Value Division 145                     2007         17.709          17.949           133,726
                                                      2006         15.384          17.709           158,363
                                                      2005         14.260          15.384           177,297
                                                      2004         12.440          14.260           194,500
                                                      2003          8.801          12.440           185,518
                                                      2002         10.374           8.801           176,463
                                                      2001         10.719          10.374           133,656
                                                      2000         10.000          10.719             3,425
                                                11/15/2000(2)          --          10.000
ARC I Science and Technology Division 144             2007          4.405           5.112            73,877
                                                      2006          4.221           4.405            83,944
                                                      2005          4.143           4.221           106,864
                                                      2004          4.168           4.143           118,037
                                                      2003          2.791           4.168           112,137
                                                      2002          4.734           2.791           115,630
                                                      2001          8.164           4.734            85,396
                                                      2000         10.000           8.164             3,332
                                                11/15/2000(2)          --          10.000
Oppenheimer Capital Appreciation/VA
   Division 112                                       2007         13.565          15.267           338,729
                                                      2006         12.745          13.565           436,132
                                                      2005         12.298          12.745           564,115
                                                      2004         11.664          12.298           659,195

                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT     OUTSTANDING
                   FUND NAME                        YEAR            YEAR        END OF YEAR     AT END OF YEAR
                   ---------                    ------------   -------------   -------------   ---------------
                                                      2003          9.034          11.664           718,257
                                                      2002         12.527           9.034           781,319
                                                      2001         14.534          12.527           833,068
                                                      2000         14.773          14.534           628,004
                                                      1999         10.557          14.773           318,642
                                                      1998          9.573          10.557             1,662
                                                11/23/1998(2)          --           9.573
Oppenheimer High Income/VA Division 114               2007         13.515          13.311           111,416
                                                      2006         12.526          13.515           145,731
                                                      2005         12.416          12.526           197,930
                                                      2004         11.556          12.416           241,911
                                                      2003          9.455          11.556           273,109
                                                      2002          9.825           9.455           281,951
                                                      2001          9.772           9.825           311,386
                                                      2000         10.296           9.772           203,317
                                                      1999         10.012          10.296           125,894
                                                      1998          9.936          10.012             1,792
                                                11/23/1998(2)          --           9.936
Oppenheimer Main Street Fund/VA
   Division 111                                       2007         12.845          13.225           508,846
                                                      2006         11.326          12.845           720,347
                                                      2005         10.838          11.326           971,523
                                                      2004         10.042          10.838         1,139,814
                                                      2003          8.037          10.042         1,233,050
                                                      2002         10.038           8.037         1,309,561
                                                      2001         11.333          10.038         1,455,720
                                                      2000         12.599          11.333         1,145,141
                                                      1999         10.499          12.599           562,532
                                                      1998         10.011          10.499             6,629
                                                11/23/1998(2)          --          10.011
Oppenheimer Main Street Small Cap/VA
   Division 113                                       2007         21.772          21.206           104,824
                                                      2006         19.201          21.772           147,076
                                                      2005         17.715          19.201           188,711
                                                      2004         15.045          17.715           237,948
                                                      2003         10.569          15.045           252,075
                                                      2002         12.723          10.569           270,490
                                                      2001         12.952          12.723           274,678
                                                      2000         16.085          12.952           244,322
                                                      1999         11.131          16.085            94,772
                                                      1998         10.079          11.131             2,973
                                                11/23/1998(2)          --          10.079
Premier VIT OpCap Managed Portfolio
   Division 139 (3)                                   2007         19.864          20.182           540,960
                                                      2006         18.372          19.864           695,287
                                                      2005         17.697          18.372           909,211
                                                      2004         16.204          17.697         1,085,163
                                                      2003         13.498          16.204         1,250,289
                                                      2002         16.470          13.498         1,399,143
                                                      2001         17.568          16.470         1,604,376
                                                      2000         16.234          17.568         1,547,167
                                                      1999         16.039          16.234         1,795,075
                                                12/23/1999(2)          --          16.039         1,800,114
Putnam VT Global Equity Fund Class IB Shares
   Division 149                                       2007          8.928           9.597            26,820
                                                      2006          7.349           8.928            34,168
                                                      2005          6.851           7.349            32,707
                                                      2004          6.112           6.851            33,642
                                                      2003          4.797           6.112            36,218
                                                      2002          6.269           4.797            44,163
                                                      2001          9.053           6.269            38,471
                                                      2000         10.000           9.053
                                                11/15/2000(2)          --          10.000
Putnam VT Discovery Growth Fund IB Shares
   Division 148                                       2007          6.373           6.932            39,960

                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT     OUTSTANDING
                   FUND NAME                        YEAR            YEAR        END OF YEAR     AT END OF YEAR
                   ---------                    ------------   -------------   -------------   ---------------
                                                      2006          5.819           6.373            58,463
                                                      2005          5.503           5.819            69,298
                                                      2004          5.118           5.503            65,500
                                                      2003          3.986           5.188            84,733
                                                      2002          5.741           3.986            96,661
                                                      2001          8.413           5.741            73,749
                                                      2000         10.000           8.413             3,919
                                                11/15/2000(2)          --          10.000
Templeton Developing Markets Fund Class 2
   Division 115 (4)                                   2007         26.753          33.969            29,148
                                                      2006         21.182          26.753            46,674
                                                      2005         16.858          21.182            60,954
                                                      2004         13.709          16.858            72,655
                                                      2003          9.088          13.709            72,312
                                                      2002          9.231           9.088            86,857
                                                      2001         10.186           9.231            95,374
                                                      2000         15.200          10.186            86,818
                                                      1999         10.058          15.200            46,150
                                                      1998         10.229          10.058                --
                                                11/23/1998(2)          --          10.229
Templeton Foreign Securities Fund Class 2
   Division 116 (5)                                   2007         15.730          17.864            73,921
                                                      2006         13.105          15.693           104,437
                                                      2005         12.064          13.105           137,142
                                                      2004         10.323          12.064           166,088
                                                      2003          7.918          10.323           174,369
                                                      2002          9.861           7.918           188,788
                                                      2001         11.907           9.861           199,041
                                                      2000         12.369          11.907           189,296
                                                      1999         10.179          12.369            88,398
                                                      1998         10.091          10.179               360
                                                11/23/1998(2)          --          10.019
LIT Capital Growth
   Division 136 (3)(6)                                2007         20.506          23.646           296,684
                                                      2006         20.219          20.506           389,055
                                                      2005         18.998          20.219           494,999
                                                      2004         18.001          18.998           600,653
                                                      2003         14.336          18.001           690,881
                                                      2002         21.537          14.336           783,530
                                                      2001         31.887          21.537           879,285
                                                      2000         35.992          31.887           887,930
                                                      1999         34.229          35.992           814,202
                                                12/23/1999(2)          --          34.299           809,405

----------
(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2)  Purchase Unit Value at Date of Inception.

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

(4) Effective May 1, 2000 the Templeton Developing Markets Fund merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the Templeton Developing Markets Fund was renamed the Templeton Developing Markets Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Developing Markets Fund.

(5) Effective May 1, 2002, the Templeton International Securities Fund changed its name to the Templeton Foreign Securities Fund. Accordingly, the Templeton International Securities Fund was renamed the Templeton Foreign Securities Fund. Effective May 1, 2000, the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund was renamed the Templeton International Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund.


(6) On August 15, 2006, Van Kampen LIT Emerging Growth changed its name to Van Kampen LIT Strategic Growth. On May 1, 2008 the name changed to LIT Capital Growth Portfolio.

(7) On May 1, 2007, MFS VIT Capital Opportunities changed its name to MFS VIT Core Equity Series.


Financial statements of A.G. Separate Account A are included in the SAI, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

SUMMARY

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contract offers a choice of several Fixed and Variable Account Options. "Fixed Account Options" are sub-accounts into which your Purchase Payments and Account Value may be allocated to fixed investment options. Currently, there are four Fixed Account Options: the One Year Fixed Account Option; the DCA One Year Fixed Account Option; the DCA Six Month Fixed Account Option; and the MVA Option. The Fixed Account Options are guaranteed to earn at least a minimum rate of interest. "Variable Account Options" are investment options that correspond to Separate Account Divisions offered by the Contract. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund. See the "Fixed and Variable Account Options" and "Dollar Cost Averaging Program" sections of this prospectus.

DEATH BENEFIT OPTIONS

At the time that your Contract is issued you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. There will be a charge for choosing the Enhanced Death Benefit or the Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges" section in this prospectus.

TRANSFERS

You may transfer money in your account among the Contract's investment options free of charge. We reserve the right, however, to impose a fee that will not exceed the lesser of $25 or 2% of the amount transferred for each transfer which will be deducted from the amount transferred. Transfers during the Purchase Period are permitted as follows:

-    You may transfer your Account Value among the Variable Account Options;

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and

- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

Once you begin receiving payments from your account (in the Payout Period), you may still transfer funds among the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option.

You cannot transfer amounts you have invested in the MVA Option to another investment option during an MVA Term without the application of a Market Value Adjustment. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information. Transfers can be made by calling the Company's toll-free transfer service at 1-800-424-4990. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year. More information on Fees may be found in this prospectus under the headings "Fees and Charges" and "Fee Table."

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.

Withdrawals from the MVA Option prior to the end of the applicable MVA Term will also be subject to a Market Value Adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the Market Value Adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.

Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 1.25% and 0.15%, respectively.

OPTIONAL SEPARATE ACCOUNT CHARGES

If you choose one of the optional death benefits you will incur additional charges which we take from your Variable Account Options on a daily basis. More information on the Optional Separate Account Charges can be found in the "Fee Table" and the "Fees and Charges" sections in this prospectus.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

COMMUNICATIONS TO THE COMPANY

You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center address shown on the inside back cover of this prospectus. We will consider communications to be received at our Annuity Service Center on the date we actually receive them, if they are in the form described in this prospectus. See "Transfers Between Investment Options -- Communicating Transfer or Reallocation Instructions" in this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement programs which receive favorable tax treatment under federal law. Thus, a deferred annuity contract generally does not provide additional tax deferral beyond the tax-qualified retirement plan or program itself. Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code ("Code") sections 403(b) or 401(k) and Individual Retirement Accounts ("IRAs") generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see the "Federal Tax Matters" sections of this prospectus and of the SAI.


PURCHASE REQUIREMENTS


The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for nonqualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. More information about the Automatic Check Option can be found in the "Purchase Period" section of this prospectus.

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). For more information on the 1% Bonus and on Purchase Payments, see the "Purchase Period" section in this prospectus.

From time to time the Company may change the minimum amount necessary to establish a new MVA Option guarantee period (an "MVA Band"). For more information on the MVA Band, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

RIGHT TO RETURN

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

- Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or

-    In certain states, your entire Purchase Payment as required by state law.

See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus for information on how the 1% Bonus is impacted by the Right to Return.

GENERAL INFORMATION

ABOUT THE CONTRACT

The Contract was developed to help you save money for your retirement. It offers a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

ABOUT THE COMPANY

We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contract. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX, 79105, if sent by mail; and c/o Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX, 79101, if sent by overnight delivery. The Company primarily distributes its annuity contracts through financial institutions, general agents, and specialty brokers.


On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of AIG Life Holdings (US), Inc. ("AIGLH") (formerly American General Corporation), a Texas corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. On August 29, 2001, AGC was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, the Company is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading international insurance and financial services organization, with operations in more than 130 countries and jurisdictions. AIG member companies serve commercial, institutional and individual customers through the most extensive worldwide property-casualty and life insurance networks of any insurer. In the United States, AIG companies are the largest underwriters of commercial and industrial insurance, and among the top-ranked life insurers. Subsequently, on March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company. For more information about the Company, see the SAI.


ABOUT A.G. SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Several Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.

On December 23, 1999, the Mutual Funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute Mutual Funds, as follows: Credit Suisse Growth and Income Portfolio (Division 1) was replaced by Growth & Income Fund; Credit Suisse International Equity Portfolio (Division 2) was replaced by International Equities Fund; EliteValue Portfolio (Division 3) was replaced by OCCAT Managed Portfolio; American General U.S. Government Securities Portfolio (Division 4) was replaced by Government Securities Fund; State Street Global Advisors Growth Equity Portfolio (Division 5) was replaced by Stock Index Fund; State Street Global Advisors Money Market Portfolio (Division 6) was replaced by Money Market I Fund; and Van Kampen Emerging Growth Portfolio (Division 7) was replaced by Van Kampen LIT Strategic Growth Portfolio.

The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 ("1940 Act"). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933 ("1933 Act").


A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and AIG and AIGLH have no legal obligation to back those commitments.


ABOUT THE FIXED ACCOUNT

When you direct money to the Contract's Fixed Account Options, it will become part of the Company's general assets (except in certain states where allocations to the MVA Option must be allocated to a separate account of the Company). Our obligations for the Fixed Account are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. See the "Purchase Period -- Choosing Investment Options" section in this prospectus.

With the MVA Option, a Market Value Adjustment may increase or reduce the Account Value in this Fixed Account Option. See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for additional information.

UNITS OF INTEREST

Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily basis, the units of interest issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to A.G. Separate Account A.

DISTRIBUTION OF CONTRACTS


The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the Financial Industry Regulatory Authority ("FINRA"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The principal underwriter and distributor for A.G. Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company, located at 2929 Allen Parkway, Houston TX, 77019. AGDI was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the 1934 Act, and a member of FINRA. For more information about the Distributor, see the SAI.


The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. These commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

The Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers where these broker-dealers and/or their affiliates, work with the Company and AGDI in the promotion and marketing of the Contracts. These arrangements do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges"
section in this prospectus.

FIXED AND VARIABLE ACCOUNT OPTIONS

There are several Fixed and Variable investment options offered under the Contract. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options is part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a separate account of the Company, depending on state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a Market Value Adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of the MVA Term, as explained below, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

FIXED ACCOUNT OPTIONS

One Year Guarantee Period ("One Year Fixed Account")             Guaranteed current interest income
DCA One Year Guarantee Period ("DCA One Year  Fixed Account")    Guaranteed current interest income
DCA Six Month Guarantee Period ("DCA Six Month Fixed Account")   Guaranteed current interest income
Market Value Adjustment Guarantee Period ("MVA Option")          Multi-year guaranteed interest income
                                                                 (May not be available in all states)

NON-MVA FIXED ACCOUNT OPTIONS

The Contract offers three Fixed Account Options that are not associated with the MVA Option. These three Non-MVA Fixed Account Options are the One Year Fixed Account, the DCA One Year Fixed Account and the DCA Six Month Fixed Account.

The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

MVA OPTION

The MVA Option is a Fixed Account Option where all or a portion of your Account Value is placed in one or more separate MVA Bands for specific MVA Terms. Each additional allocation to the MVA Option is allocated to a separate MVA Band for a separate MVA Term. For example, let's say that on September 1, 2001, you allocate a portion of Account Value ("September 1 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. Then on September 2, 2001, you allocate additional Account Value ("September 2 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. The September 1 Account Value and the September 2 Account Value are considered 2 separate and distinct MVA Bands. Each MVA Band must remain in the MVA Option for the specific amount of time we offered, which is called the MVA Term. (For example, the Company may offer a five year MVA Term.) If Account Value is withdrawn from an MVA Band before the MVA Term ends, then a Market Value Adjustment will apply. The minimum amount to establish a new MVA Band may be changed from time to time. The MVA Option may not be available in all states. See the "Market Value Adjustment"
section in this prospectus.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


            FUND NAME                           INVESTMENT OBJECTIVE                      ADVISER             SUB-ADVISER
            ---------               --------------------------------------------   --------------------   -------------------
AIM V.I. Capital Appreciation       Growth of capital                              Invesco Aim            --
Fund Series I (1)                                                                  Advisors, Inc.

Janus Aspen Large Cap Growth        Seeks long-term growth of capital in a         Janus Capital          --
Portfolio - Service Shares (2)      manner consistent with the preservation of     Management, LLC
                                    capital.

Janus Aspen International Growth    Seeks long-term growth of capital.             Janus Capital          --
Portfolio - Service Shares (2)                                                     Management, LLC

MFS(R) VIT Core Equity Series (3)   Seeks capital appreciation.                    Massachusetts          --
                                                                                   Financial Services
                                                                                   Company

Growth & Income Fund (4)            Seeks to provide long-term growth of capital   VALIC                  AIG SunAmerica
                                    and, secondarily, current income through                              Asset Management
                                    investment in common stocks and                                       Corp.
                                    equity-related securities.

International Equities Fund (4)     Seeks to provide long-term growth of capital   VALIC                  AIG Global
                                    through investments primarily in a                                    Investment Corp.
                                    diversified portfolio of equity and equity
                                    related securities of foreign issuers that,
                                    as a group, the sub-adviser believes may
                                    provide investment results closely
                                    corresponding to the performance of the MSCI
                                    EAFE Index.

Stock Index Fund (4)                Seeks long-term capital growth through         VALIC                  AIG Global
                                    investment in common stocks that, as a                                Investment Corp.
                                    group, are expected to provide investment
                                    results closely corresponding to the
                                    performance of the Standard & Poor's 500(R)
                                    Index.

Mid Cap Value Fund (5)              Seeks capital growth through investment in     VALIC                  FAF Advisors, Inc.
                                    equity securities of medium capitalization                            and Wellington
                                    companies using a value-oriented investment                           Management Company,
                                    approach.                                                             LLP

Science & Technology Fund (4)       Seeks a long-term capital appreciation         VALIC                  T. Rowe Price
                                    through investment primarily in the common                            Associates, Inc.,
                                    stocks of companies that are expected to                              RCM Capital
                                    benefit from the development, advancement                             Management LLC and
                                    and use of science and technology. Several                            Wellington
                                    industries are likely to be included, such                            Management Company,
                                    as electronics, communications, e-commerce,                           LLP
                                    information services, media, life sciences
                                    and

            FUND NAME                           INVESTMENT OBJECTIVE                      ADVISER             SUB-ADVISER
            ---------               --------------------------------------------   --------------------   -------------------
                                    health care, environmental services,
                                    chemicals and synthetic material, defense
                                    and aerospace, nanotechnology, energy
                                    equipment and services, and electronic
                                    manufacturing.

Oppenheimer Capital Appreciation    Seeks to achieve capital appreciation by       OppenheimerFunds,      --
Fund/VA (7)                         investing in securities of well-known          Inc.
                                    established companies.

Oppenheimer Main Street Fund/VA     Seeks high total return (which includes        OppenheimerFunds,      --
(7)                                 growth in the value of its shares as well as   Inc.
                                    current income) from equity and debt related
                                    securities.

Oppenheimer Main Street Small Cap   Seeks to provide capital appreciation          OppenheimerFunds,      --
Fund/VA (7)                         primarily through investments in securities    Inc.
                                    of small cap companies.

Premier VIT OpCap Managed           Growth of capital over time through            OpCap Advisors LLC     Pacific Investment
Portfolio (6)                       investments in common stocks, bonds and cash                          Management Company
                                    equivalents.                                                          LLC (PIMCO)
                                                                                                          Oppenheimer Capital
                                                                                                          LLC

Putnam VT Global Equity Fund -      Seeks capital appreciation.                    Putnam Investment      --
Class IB Shares (8)                                                                Management, LLC

Putnam VT Discovery Growth Fund -   Seeks long-term growth of capital.             Putnam Investment      --
Class IB Shares (8)                                                                Management, LLC

Templeton Developing Markets Fund   Seeks long-term capital appreciation. The      Templeton Asset        --
- Class 2 (9)                       Fund normally invests at least 80% of its      Management Ltd.
                                    net assets in emerging market investments.

Templeton Foreign Securities Fund   Long-term capital growth. The Fund normally    Templeton Investment   --
- Class 2 (9)                       invests in stocks of companies located         Counsel, LLC
                                    outside the United States, including
                                    emerging markets.

LIT Capital Growth Portfolio -      Capital appreciation by investing in common    Van Kampen Asset       --
Class I Shares (10)                 stocks of strategic growth companies.          Management Inc.

AIM V.I. Diversified Income Fund    Achieve a high level of current income.        InvescoAim Advisors,   --
Series I (1)                                                                       Inc.

Government Securities Fund (4)      Seeks high current income and protection of    VALIC                  AIG Global
                                    capital through investments in intermediate                           Investment Corp.
                                    and long-term U.S. Government and government
                                    sponsored debt securities.

High Yield Bond Fund (5)            Seeks the highest possible total return and    VALIC                  AIG Global
                                    income consistent with conservation of                                Investment Corp.
                                    capital through investment in a diversified
                                    portfolio of high yielding, high risk
                                    fixed-income securities.

Strategic Bond Fund (5)             Seeks the highest possible total return and    VALIC                  AIG Global
                                    income consistent with conservation of                                Investment Corp.
                                    capital through investment in a diversified
                                    portfolio of income producing securities.

Oppenheimer High Income Fund/VA     Seeks a high level of current income by        OppenheimerFunds,      --
(7)                                 investing mainly in a diversified portfolio    Inc.
                                    of high-yield, lower grade, fixed-income
                                    securities.

Money Market I Fund (4)             Seeks liquidity, protection of capital and     VALIC                  AIG SunAmerica
                                    current income through investments in                                 Asset Management
                                    short-term money market instruments.                                  Corp.

(1)  A series of AIM Variable Insurance Funds.

(2)  A series of Janus Aspen Series -- Service Shares.

(3)  A series of MFS(R) Variable Insurance Trust.


(4)  A series of AIG Retirement Company I.



(5)  A series of AIG Retirement Company II.


(6)  A series of PIMCO Advisors Variable Insurance Trust.

(7)  A series of Oppenheimer Variable Account Funds.

(8)  A series of Putnam Variable Trust.

(9)  A series of Franklin Templeton Variable Insurance Products Trust.

(10) A series of Van Kampen Life Investment Trust.

A detailed description of the investment objective and strategy and more information about each Fund's fees may also be found in each Fund's current prospectus. There can be no assurance that investment objectives will be achieved.

Each of these Funds is registered as an open-end, management investment company and is regulated under the 1940 Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.

Some of these Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services provided to the underlying Fund. We receive payments for the administrative services we perform, such as account recordkeeping, proxy mailing and tabulation, mailing of Fund-related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.25% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves and are disclosed in a Fund's prospectus. These fees are designed to help pay for our direct and indirect distribution costs. These fees are 0.00% to 0.25% of the daily market value of the assets invested in the underlying Fund. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

PURCHASE PERIOD

The Purchase Period begins when your first Purchase Payment is credited and the Contract is issued (as discussed below) and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS

You may establish an account only through a registered representative. NO NEW APPLICATIONS ARE BEING ACCEPTED AT THIS TIME BECAUSE THE CONTRACT IS NO LONGER OFFERED FOR SALE. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company at the following addresses: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX 79105, if the Purchase Payments are sent by mail; and Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX 79101, if the Purchase Payments are sent by overnight delivery.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
                         Purchase    Purchase
Contract Type Payment    Payment      Payment
----------------------   --------   ----------
Non-Qualified Contract    $5,000      $1,000
Qualified Contract        $2,000      $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by a properly completed application, within 2 business days we will:

-    Accept the Application -- credit the Purchase Payment and issue a Contract;

-    Reject the Application -- return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. You must respond to our request within 5 business days after we receive your Purchase Payment and application at the address above. Then we will process the application, credit the Purchase Payment and issue a Contract within 2 business days after we receive the requested information.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return" below.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect
(1) investment experience and (2) any Fees and Charges which have been deducted. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. The address for the Annuity Service Center is located in the back of this prospectus. Please see the "1% Bonus" section below for information on how the 1% Bonus is impacted by the Right to Return.

1% BONUS

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for nonqualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the States of New Jersey and Oregon.) The 1% Bonus will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000 per Contract.

Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

IN ANY OF THE FOLLOWING CIRCUMSTANCES, YOU WILL NOT BE ALLOWED TO RETAIN ALL OR A PORTION OF THE 1% BONUS APPLIED TO YOUR CONTRACT:

     - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN AN INCREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. The Company will not subtract any Account Value earned because of the 1% Bonus.

     - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN A DECREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract a portion of the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. You will not have the amount of money returned to you reduced due to the 1% Bonus.

     - IF YOU WITHDRAW MONEY FROM YOUR ACCOUNT VALUE WITHIN SEVEN YEARS OF A PURCHASE PAYMENT WHICH QUALIFIED FOR THE 1% BONUS, AND THE AMOUNT OF MONEY WITHDRAWN IS MORE THAN THE AMOUNT PERMITTED UNDER THE SYSTEMATIC WITHDRAWAL OPTION OR THE 10% FREE WITHDRAWAL AMOUNT. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by each Variable Account Option and the One Year Fixed Account Option in which you currently have money invested. The Company will not subtract any Account Value earned by the 1% Bonus.

IMPORTANT NOTES: (1) Because your Contract deducts certain fees and expenses based on Account Value, you will be charged additional amounts due to the 1% Bonus. (2) Since charges will have been assessed against the higher amount (Purchase Payments plus the 1% Bonus), it is possible that upon a withdrawal after the right to return period has expired, particularly in a declining market, you will receive less money back than you would have if you had not received the 1% Bonus.

Please see the section on "Federal Tax Matters" in this prospectus for information on how the bonus is treated by federal tax laws.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated following the close of regular trading of the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information.) Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate. For more information as to how PURCHASE UNIT VALUES are calculated, see the SAI.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

Value of Your Fixed Account Options

= EQUALS)
  all Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)
  All interest earned
- (MINUS)

Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

----------
* Note--Your Account Value in the Fixed Account may be subject to a Market Value Adjustment under the MVA Option.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time and may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $2,000, and you do not make any Purchase Payments for 180 days we reserve the right to forward to your attention, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $2,000 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made among the Contract's Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

Transfers during the Purchase Period are permitted as follows:

     -    You may transfer your Account Value among the Variable Account
          Options;

     - You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and/or

     - You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would reduce your Account Value in a Variable Account Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option.

Transfers from the One Year Fixed Account Option to a Variable Account Option are limited to 20%, per Contract Year, of the Account Value of the One Year Fixed Account Option. This 20% per Contract Year limit is determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

Withdrawals or transfers from the MVA Option are subject to a Market Value Adjustment if they occur prior to the end of the MVA Term. Each MVA Band will require a minimum transfer. From time to time the Company may change the minimum transfer amount. To learn more about the MVA Option, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS

The Company has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 20 transfers per calendar year between Account Options. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. The Contracts and Accounts Options are not designed to accommodate short-term trading or market timing organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and, upon written notification, may suspend or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider include:

     -    the dollar amount of the transfer;

     - the total assets of the Variable Account Option involved in the transfer;

     -    the number of transfers completed in the current calendar quarter; or

     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time and will apply modifications uniformly.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-800-424-4990. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM

During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the One Year Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the One Year Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.

EFFECTIVE DATE OR TRANSFER

The effective date of a transfer will be:

     - The date of receipt, if received at our Annuity Service Center before the close of regular trading of the Exchange on a day values are calculated; (normally, this will be 4:00 p.m. Eastern time); otherwise

     -    The next date values are calculated.

RESERVATION OF RIGHTS

If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.

We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.

DOLLAR COST AVERAGING PROGRAM

You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market I Division to one or more Variable Account Options, not including the Money Market I Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide four Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging.

We determine the amount of transfers from a DCA Fixed Account Option or the Money Market I Division by dividing the Purchase Payments allocated to that DCA Fixed Account Option or the Money Market I Division by a factor based on the number of months remaining in the term. Transfers from a DCA Fixed Account Option or the

Money Market I Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market I Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per transfer. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option. Transfers from either DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.

You may enroll in dollar cost averaging for the DCA Fixed Account Options only when you make your initial or subsequent Purchase Payments. However, you may enroll in dollar cost averaging for the Money Market I Division at any time. There is no charge for dollar cost averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the
Contract:




ACCOUNT OPTION                           FREQUENCY OF TRANSFERS                   OTHER RESTRICTIONS
--------------                       ------------------------------   ------------------------------------------
DCA One Year Fixed Account           Monthly, for a 12 month period   You may only participate at the time
                                                                      that Purchase Payments are made
DCA Six Month Fixed Account Option   Monthly, for a 6 month period    You may only participate at the time
                                                                      that Purchase Payments are made
Money Market Division                Monthly                          You must remain in this account option for
                                                                      the Dollar Cost Averaging Program for at
                                                                      least a 12 month period.

(1) You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.

(2) The Dollar Cost Averaging Program will only apply to the Purchase Payment portion of your Account Value.

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

The portfolio rebalancing program will begin on the date that your request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.

Transfers during the Payout Period are permitted subject to the following limitations:

                   % OF
                 ACCOUNT
ACCOUNT OPTION    VALUE                FREQUENCY                                OTHER RESTRICTIONS (2)
--------------  ---------  ---------------------------------  ----------------------------------------------------------
  Variable:     Up to 100% Unlimited among Variable Account   The minimum amount to be transferred is $250 or the entire
                           Options (1). Once per year if the  amount in the Variable Account Option if less. The minimum
                           transfer is made to the One Year   amount which must remain in the Variable Account Option
                           Fixed Account Option               after transfer is $500 or $0 if the entire amount of the
                                                              Variable Account Option is transferred.
Fixed:          Not        --                                 --
                permitted

(1) The Company may change the number of transfers permitted to no more than six (6) transfers per year during the Payout Period.

(2) The Company may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.

FEES AND CHARGES

By investing in the Contract, you may be subject to these basic types of fees and charges:

     -    Account Maintenance Fee

     -    Surrender Charge

     -    Premium Tax Charge

     -    Separate Account Charges

     -    Optional Separate Account Charges

     -    Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables." More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund.

In addition to the charges listed above, certain charges which may apply to the MVA Option are discussed at the end of this section under "Market Value Adjustment."

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the record keeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see the "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

 NUMBER OF YEARS    CHARGE AS PERCENTAGE
  SINCE DATE OF          OF PURCHASE
PURCHASE PAYMENTS    PAYMENT WITHDRAWN
-----------------   --------------------
        1                    5%
        2                    5%
        3                    5%
        4                    4%
        5                    3%
        6                    2%
        7                    1%
        8+                   0%

10% FREE WITHDRAWAL

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, then your Purchase Payment (or portion thereof) will be considered withdrawn, and no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested, after a withdrawal, is $500.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

-    To death benefits;

-    To Payout Payments;

- To surrenders (full or partial) under certain Contracts issued in connection with Code section 403(b); and

- To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.

Additionally, if the Extended Care Waiver Endorsement is available in your state, no surrender charge will apply to a surrender (full or partial), made during any period of time that the Contract Owner is continuously confined for 90 days or more in a hospital or state-licensed in-patient nursing facility. Confinement cannot begin until at least one year after the date that your Contract is issued. You must give us a written request for each surrender (full or partial), with proof of confinement, within 91 days of the last day that extended care was received, or while the extended care is ongoing. If the Extended Care Waiver Endorsement is available in your state, it will automatically be attached to your Contract. You do not need to elect it. There is no additional charge for the Extended Care Waiver Endorsement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount required to be invested in each MVA Band, as described in the "MVA Option" section of this prospectus. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA Term. We guarantee that your MVA Option will earn at least the lowest minimum interest rate applicable to any of the Fixed Account Options in the Contract.

While any withdrawal from the Contract will generally be subject to a surrender charge if the amount of the withdrawal exceeds the amount of the free withdrawal amount permitted under your Contract, withdrawals or transfers from an MVA Band prior to the end of an MVA Term will always be subject to a Market Value Adjustment, unless an exception applies. The Market Value Adjustment may increase or reduce the amount withdrawn or transferred, based upon the differences in selected interest rates at the time that the MVA Band was established and at the time of the withdrawal or transfer. For example, if your MVA Term is five years, and you withdraw all or a portion of your Account Value from the MVA Band before the five year MVA Term ends, your withdrawal amount may be more or less than before the withdrawal because of the Market Value Adjustment. However, we guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

The Market Value Adjustment applies independently of surrender charges, and can still apply even if the withdrawal is within the free withdrawal amount. See the "Systematic Withdrawal Program" under the "Surrender of Account Value" section of this prospectus. The Market Value Adjustment will not apply upon the Contract Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. The Market Value Adjustment may be waived for distributions that are required under your Contract. The Market Value Adjustment will also be waived for 30 days following the end of an MVA Term.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

     -    receipt of the Purchase Payments;

     -    the commencement of Payout Payments;

     -    surrender (full or partial); or

     -    the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).

For more information about the mortality and expense risk fee and administration fee, see the Fee Tables in this prospectus.

OPTIONAL SEPARATE ACCOUNT CHARGES

Optional Death Benefit Charges

At the time that your Contract is issued, you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. During the Purchase Period there will be an additional charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 0.05% for the Enhanced Death Benefit or 0.10% for the Annual Step-Up Death Benefit. Each charge is guaranteed and cannot be increased by the Company. The charges for the optional death benefits are to compensate the Company for assuming the mortality risks associated with these options. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. For more information about the optional death benefits, see the "Death Benefit" section of this prospectus.

The Company may make a profit on the optional death benefit charges. For more information on the optional death benefit charges, see the "Fee Table" in this prospectus.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD

The Payout Period begins when you decide to withdraw your money in a steady stream of Payout Payments. You select the date to begin the Payout Period, the payout date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

     -    Type and duration of Payout Option chosen;

     -    Your age or your age and the age of your survivor(1);

     -    Your gender or your gender and the gender of your survivor(1,2);

     -    The portion of your Account Value being applied; and

     -    The payout rate being applied and the frequency of the payments.

----------
(1)  This applies only to joint and survivor payouts.

(2)  Not applicable for certain Contracts.


VARIABLE PAYOUT


With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

     - From your existing Variable Account Options (payments will vary); with a

     -    Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your Payout Payments will start and is subject to our approval. The Payout Date must be at least five years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for Qualified Contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Nonqualified annuities do not have a specific age requirement. For additional information on the minimum distribution rules that apply to payments under IRA or 403(b) plans, see the "Federal Tax Matters" section in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

     - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

     - LIFE WITH PERIOD CERTAIN -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

     - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

For more information about Payout Options available under the Contract, see the SAI.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy because of the investment returns of the underlying mutual funds in which the Variable Account Options are invested. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. See the "Federal Tax Matters" section in this prospectus.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

     -    Payments will be made under the Life with Period Certain Option;

     -    The payments will be guaranteed for a 10 year period;

     -    The payments will be based on the allocation used for your Account
          Value;

     - The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis; and

     - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If you have chosen either a Fixed or Variable Payout Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

SURRENDER OF ACCOUNT VALUE

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

     -    allowed under federal and state law; and

     -    allowed under your retirement plan.

For an explanation of charges that may apply if you surrender your Account Value, see the "Fees and Charges" section in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see the "Federal Tax Matters" section in this prospectus.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.


AMOUNT THAT MAY BE SURRENDERED


The amount that may be surrendered at any time can be determined as follows:

Allowed Surrender   =(EQUALS)       Your Account Value(1)
      Value                               -(MINUS)
                                  Any Applicable Surrender
                                Charge, any applicable taxes
                                and Account Maintenance Fee.

(1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

If we receive a surrender for a Purchase Payment which has not cleared the banking system, we may delay payment of that portion of your Surrender Value until the check clears.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. See the "Fees and Charges" section in this prospectus.

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then you will not be allowed to retain the 1% Bonus. This provision is not applicable in the states of New Jersey and Oregon. See the "Purchase Period" section in this prospectus.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

     -    Payments to be made to you;

     -    Payments over a stated period of time;

     -    Payments of a stated yearly dollar amount or percentage.

We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL LAW

See the "Federal Tax Matters" section in this prospectus and in the SAI for more information about required distributions imposed by federal tax law.

For an explanation of possible adverse tax consequences of a surrender, see the "Federal Tax Matters" section in this prospectus and in the SAI.

DEATH BENEFITS

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

     -    In a lump sum; or

     - Payment of the entire death benefit within 5 years of the date of death; or

     - In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

PROOF OF DEATH

We accept the following as proof of any person's death:

     -    a certified death certificate;

     - a certified decree of a court of competent jurisdiction as to the finding of death;

     - a written statement by a medical doctor who attended the deceased at the time of death; or

     -    any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

SPECIAL INFORMATION FOR NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

     -    commencing within 5 years of the date of death; or

     -    beginning within 1 year of the date of death under:

     -    a life annuity with or without a period certain, or

     - an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

IMPORTANT INFORMATION FOR BENEFICIARIES WHO ELECT TO DEFER PAYMENT

The Account Value on the date both proof of death and the election method are received by the Company at its Annuity Service Center will be transferred to the One Year Fixed Account and will remain in the One Year Fixed Account until all funds are withdrawn.

JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

     -    the Contract Owner dies before the Payout Date, or

     -    the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to joint Owners of a nonqualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the nonqualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

DURING THE PURCHASE PERIOD

Three types of death benefits are available if death occurs during the Purchase
Period: the Standard Death Benefit, the Enhanced Death Benefit or the Annual Step-Up Death Benefit. The Enhanced Death Benefit or the Annual Step-Up Death Benefit can only be chosen at the time that the Contract is issued. If you do not make a choice of death benefit at the time that the Contract is issued then you will automatically be given the Standard Death Benefit.

You will be required to pay a charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. All of the optional death benefits are subject to state availability. There is no charge for the Standard Death Benefit offered by the Contract.

Once selected, the Enhanced Death Benefit or Annual Step-Up Death Benefit may not be cancelled.

STANDARD DEATH BENEFIT

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

     - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center;

     -    100% of Purchase Payments (to Fixed and/or Variable Account Options)
          - (MINUS)

          Amount of all prior withdrawals and charges; OR

     - The greatest Account Value on any prior seventh Contract Anniversary plus any Purchase Payments made after such Contract Anniversary
          - (MINUS)

          Amount of all prior withdrawals and charges.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be:

     Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center.

ENHANCED DEATH BENEFIT

You will be charged a fee for choosing the Enhanced Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

     - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center;

     -    100% of Purchase Payments (to Fixed and/or Variable Account Options)
          - (MINUS)

          Amount of all prior withdrawals and charges;

     - The greatest Account Value on any prior seventh Contract Anniversary plus any purchase Payments made after such Contract Anniversary
          - (MINUS)

          Amount of all prior withdrawals and charges made after such Contract Anniversary; OR

     - The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year
          - (MINUS)

          Amount of all prior withdrawals and charges accumulated at a 3% interest rate each year, not to exceed 200% of total Purchase Payments made minus all prior withdrawals and any surrender charges.

If death occurs on or after your 85th birthday and before your 90th birthday, then the Death Benefit during the Purchase Period will be the greater of the first three bullet points above. If death occurs at the age of 90 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Enhanced Death Benefit will still be deducted.

ANNUAL STEP-UP DEATH BENEFIT

You will be charged a fee for choosing the Annual Step-Up Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

     - Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service Center;

     - 100% of Purchase Payments (to Fixed and/or Variable Account Options) - (MINUS)

          Amount of all prior withdrawals and charges; OR

     - The greatest Account Value on any prior Contract Anniversary plus any purchase Payments made after such Contract Anniversary.
          - (MINUS)

          Amount of all prior withdrawals and charges made after such Contract Anniversary.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Annual Step-Up Death Benefit will still be deducted.

DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

OTHER CONTRACT FEATURES

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations.

If the Contract Owner dies, and there is no Beneficiary, any death benefit will be payable to the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION - THE 10 DAY "FREE LOOK"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payments, adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

     -    amend the Contract to conform with substitutions of investments;

     -    amend the Contract to comply with tax or other laws;

     - operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

     - deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required;

     -    reflect a change in A.G. Separate Account A or any Division;

     -    create new separate accounts;

     - transfer any assets in any Division to another Division, or to one or more separate accounts, or to the One Year Fixed Account;

     - add, combine or remove Divisions in A.G. Separate Account A, or combine A.G. Separate Account A with another separate account;

     -    add additional Fixed Account Options;

     -    make any new Division available to you on a basis we determine;

     - change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;

     - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

     -    make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

DEFERRING PAYMENTS

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:

     - the Exchange is closed other than for customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC;

     - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

     -    the SEC by order permits the delay for the protection of Contract
          Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.

VOTING RIGHTS

As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or After a Death Benefit has been paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instructions in the same proportion as the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of A.G. Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS

The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under the "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or a section 408(b) IRA or is instead a nonqualified Contract. The Contract is used under the following types of retirement arrangements:

     - Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations; and

     -    Section 408(b) individual retirement annuities.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts."


Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contract is also available through "Nonqualified Contracts." Such Nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contract can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distribution, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity contract for federal income tax purposes. If imposed, the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, the Company has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to federal income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.


It is the opinion of AIG Annuity and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.


In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of AIG ANNUITY and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.


It is also the opinion of AIG Annuity and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Owner, and such Contracts will not be treated as annuities for federal income tax purposes.


Important Information Regarding 403(b) Regulations



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.



Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.



In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.



The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.



You may wish to discuss the new regulations and/or the general information above with your tax advisor.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

     - A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

     - A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

                                   (BAR CHART)

                             Nonqualified Contract   Tax-Deferred
           Taxable Account    Tax-Deferred Annuity      Annuity
           ---------------   ---------------------   ------------
10 Years       $16,325              $ 18,128           $ 24,171
20 Years       $45,560              $ 57,266           $ 76,355
30 Years       $97,917              $141,761           $189,015

     -    Taxable accounts such as savings accounts.

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. THE 8% RETURN ON THE TAX-DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

PAYCHECK COMPARISON

                                            TAX-FAVORED      TAXABLE
                                        RETIREMENT PROGRAM    AMOUNT
                                        ------------------   -------
Annual amount available for savings
   before federal taxes                       $2,400         $2,400

Current federal income tax due on
   Purchase Payments                               0         $ (600)

Net retirement plan Purchase Payments         $2,400         $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800, while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----
General Information .....................................................     3
Types of Variable Annuity Contracts .....................................     3
Variable Annuity Contract General Provisions ............................     3
Federal Tax Matters .....................................................     4
   Economic Growth and Tax Relief Reconciliation Act of 2001 ............     4
   Tax Consequences of Purchase Payments ................................     5
   Tax Consequences of Distributions ....................................     7
   Special Tax Consequences - Early Distribution ........................     9
   Special Tax Consequences - Required Distributions ....................    10
   Tax-Free Rollovers, Transfers and Exchanges ..........................    11
Calculation of Surrender Charge .........................................    12
   Illustration of Surrender Charge on Total Surrender ..................    12
   Illustration of Surrender Charge on a 10% Partial Surrender Followed
      by a Full Surrender ...............................................    12
Calculation of MVA Option ...............................................    13
Purchase Unit Value .....................................................    14
   Illustration of Calculation of Purchase Unit Value ...................    14
   Illustration of Purchase of Purchase Units ...........................    15
Payout Payments .........................................................    15
   Assumed Investment Rate ..............................................    15
   Amount of Payout Payments ............................................    15
   Payout Unit Value ....................................................    16
   Illustration of Calculation of Payout Unit Value .....................    16
   Illustration of Payout Payments ......................................    16
Distribution of Variable Annuity Contracts ..............................    16
Experts .................................................................    17
Comments on Financial Statements ........................................    17

                          AIG ANNUITY INSURANCE COMPANY

                             A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                       ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                   ----------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   ----------

                                 FORM N-4 PART B


                                   MAY 1, 2008



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2008 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG Annuity Insurance Company ("Company"), at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from registered sales representatives.

                                TABLE OF CONTENTS

General Information                                                            3
Types of Variable Annuity Contracts                                            3
Variable Annuity Contract General Provisions                                   3
Federal Tax Matters                                                            4
   Economic Growth and Tax Relief Reconciliation Act of 2001                   4
   Tax Consequences of Purchase Payments                                       5
   Tax Consequences of Distributions                                           7
   Special Tax Consequences -- Early Distribution                              9
   Special Tax Consequences -- Required Distributions                         10
   Tax Free Rollovers, Transfers and Exchanges                                11
Calculation of Surrender Charge                                               12
   Illustration of Surrender Charge on Total Surrender                        12
   Illustration of Surrender Charge on a 10% Partial Surrender Followed by
      a Full Surrender                                                        12
Calculation of MVA Option                                                     13
Purchase Unit Value                                                           14
   Illustration of Calculation of Purchase Unit Value                         14
   Illustration of Purchase of Purchase Units                                 15
Payout Payments                                                               15
   Assumed Investment Rate                                                    15
   Amount of Payout Payments                                                  15
   Payout Unit Value                                                          16
   Illustration of Calculation of Payout Unit Value                           16
   Illustration of Payout Payments                                            16
Distribution of Variable Annuity Contracts                                    16
Experts                                                                       17
Comments on Financial Statements                                              17

                               GENERAL INFORMATION

                                   THE COMPANY

     AIG Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. On March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

                       TYPES OF VARIABLE ANNUITY CONTRACTS

     The Contracts are no longer offered for sale. Previously, the Company offered flexible payment deferred annuity Contracts.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     The majority of these Contracts were sold to individuals through financial institutions in the nonqualified market. A smaller number of these Contracts were sold in the qualified market through 403(b) plans and certain IRA situations.

     The Contracts are non-participating and will not share in any of the profits of the Company.

                  VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

     THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

     MISSTATEMENT OF AGE OR SEX: If the age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

     MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Contract Owner's approval of changes and gain approval from appropriate regulatory authorities.

     NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

     EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

     PROOF OF AGE: The Company may require evidence of age of any Annuitant or Contract Owner.

     PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and annuity payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Contract Owner's written consent.

     REPORTS: At least once each calendar year, the Company will furnish the Contract Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Contract Owner.

     TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of annuity payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

     REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

     This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

     It is the opinion of AIG Annuity and its tax counsel that a Qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of AIG Annuity and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

     It is also the opinion of AIG Annuity and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

     For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons as described in section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. However, these changes were made permanent by the Pension Protection Act of 2006 ("PPA"), Note that the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.


TAX CONSEQUENCES OF PURCHASE PAYMENTS



     403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.



     For 2008, your elective deferrals are generally limited to $15,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $46,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.



     401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.



     408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2008, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and generally fully deductible in 2007 only by individuals who:


     (i) are not active Participants in another retirement plan, and are not married;


     (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $159,000;



     (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $53,000 or less; or



     (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $85,000 or less.



     Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $10,000 or 100% of the working spouse's earned income, and no more than $5,000 may be contributed to either spouse's IRA for any year. The $10,000 limit increases to $12,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).


     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:


     (i) the lesser of $5,000 ($6,000 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $12,000 if you are both age 50 or older) or 100% of compensation, over


     (ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


     408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2008, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and a full contribution may be made only by individuals who:



     (i)  are unmarried and have adjusted gross income of $101,000 or less; or



     (ii) are married and filing jointly, and have adjusted gross income of $159,000 or less.



     The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $159,000 and $169,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $169,000. Similarly, the contribution is reduced for those who are single with modified AGI between $101,000 and $116,000, with no contribution for singles with modified AGI over $116,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.



     All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.



     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.



     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2008, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $15,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,000 are also permitted for individuals age 50 or older. Generally, however, a participant can not utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.


     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.





     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2008, the employer may contribute up to 25% of your compensation or $46,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.






     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. In 2008, the limit is $15,500. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.





     SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2008, employee salary reduction contributions cannot exceed $10,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.






     Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


     Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS


     403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:


(1)  attainment of age 59 1/2;

(2)  severance from employment;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

     As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:


(1)  distributions of Roth 403(b) contributions;



(2)  qualified distributions of earnings on Roth 403(b) contributions and,

(3)  other after-tax amounts in the Contract.



Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified", if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.



     401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.






     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.





     408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

     403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

     (1)  death;

     (2)  disability;

     (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

     (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and


     (4) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.


     Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

     Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

     (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

     (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

     (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.


     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.



     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.


     Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

     (1)  to a Beneficiary on or after the Contract Owner's death;

     (2)  upon the Contract Owner's disability;

     (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

     (4)  made under an immediate annuity contract, or

     (5)  allocable to Purchase Payments made before August 14, 1982.


SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS



     403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:




     (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and




     (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

     The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).


     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.



     A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.


     401(a/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

     (1)  there is no exception for pre-1987 amounts; and

     (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

     A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

     Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.


     At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.


TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)





     403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k). Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.






     401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.


     408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.


     408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:


     (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

     (ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.


     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.



     Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.


                         CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

                               TRANSACTION HISTORY

 DATE                TRANSACTION               AMOUNT
------   ----------------------------------   -------
2/1/96   Purchase Payment                     $10,000
2/1/97   Purchase Payment                       5,000
2/1/98   Purchase Payment                      15,000
2/1/99   Purchase Payment                       2,000
2/1/00   Purchase Payment                       3,000
2/1/01   Purchase Payment                       4,000
2/1/01   Purchase Payment                       1,000
                                              -------
7/1/01   Total Purchase Payments               40,000
         (Assumes Account Value is $50,000)

     Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge. Assume that the 1% Bonus has not been credited to any Purchase Payments.

     The total Surrender Charge is:

     (10,000 - 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000 * 5%
     + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

 DATE                TRANSACTION               AMOUNT
------   ----------------------------------   -------
2/1/96   Purchase Payment                     $10,000
2/1/97   Purchase Payment                       5,000
2/1/98   Purchase Payment                      15,000
2/1/99   Purchase Payment                       2,000
2/1/00   Purchase Payment                       3,000
2/1/01   Purchase Payment                       4,000
2/1/01   Purchase Payment                       1,000
                                              -------

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

 DATE                TRANSACTION               AMOUNT
------   ----------------------------------   -------
7/1/01   10% Partial Surrender                  4,000
         (Assumes Account Value is $40,000)
8/1/01   Full Surrender

     a. Since this is the first partial surrender in this Participant year, calculate free withdrawal amount (10% of the value as of 2/1/01).

               10% * 40,000 = $4,000 (no charge on this 10% withdrawal)

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 -- $4,000 = $36,000

     c.   The Surrender Charge is

               (10,000 -- 4,000) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% +
               3,000 * 5% + 4,000 * 5% + 1,000 * 5% = $1,090.*

     d.   Assume that the $30 Account Maintenance Charge does not apply.

     e.   Assume that the 1% Bonus has not been credited to any Purchase
          Payments.

----------
*    These calculations refer to the following surrender charge table:

  NUMBER OF YEARS SINCE      CHARGE AS PERCENTAGE OF
DATE OF PURCHASE PAYMENT   PURCHASE PAYMENT WITHDRAWN
------------------------   --------------------------
            1                          5%
            2                          5%
            3                          5%
            4                          4%
            5                          3%
            6                          2%
            7                          1%
           8+                          0%

                            CALCULATION OF MVA OPTION

     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

     The market value adjustment is determined by the formula below, using the following factors:

     (1) A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

     (2) B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

     (3) N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

     (4) The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

     The market value adjustment will equal:

     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)](N/12)-1

     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

     Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

     We guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

                               PURCHASE UNIT VALUE

     Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/    (DIVIDED BY)
     The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in Step 1)
-    (MINUS)
     Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate preceding day.
x    (MULTIPLIED BY)
     Net Investment Rate (as calculated in Step 2) plus 1.00.

The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE


1. Purchase Unit value, beginning of period     $ 1.800000
2. Value of Fund share, beginning of period     $21.200000
3. Change in value of Fund share                $  .500000
4. Gross investment return (3))(2)                 .023585
5. Daily separate account fee*                     .000025
                                                ----------

* Mortality and expense risk fee and administration and distribution fee of 0.90% per annum used for illustrative purposes (assumes that no optional separate account charges are deducted).

6. Net investment return (4)-(5)                   .023560
                                                ----------
7. Net investment factor 1.000000+(6)             1.023560
                                                ----------
8. Purchase Unit value, end of period (1)x(7)     1.842408
                                                ----------


ILLUSTRATION OF PURCHASE OF PURCHASE UNITS


1. First Periodic Purchase Payment              $   100.00
2. Purchase Unit value on effective date of
   purchase (see Example 3)                     $ 1.800000
3. Number of Purchase Units purchased (1))(2)       55.556
4. Purchase Unit value for valuation date
   following purchase (see Example 3)           $ 1.842408
                                                ----------
5. Value of Purchase Units in account for
   valuation date following purchase (3)x(4)    $   102.36
                                                ----------


                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

     The portion of the first monthly variable Payout Payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable Payout Payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

1. Payout Unit value, beginning of period                     $  .980000
2. Net investment factor for Period (see Example 3)             1.023558
3. Daily adjustment for 3% Assumed Investment Rate               .999906
4. (2)H(3)                                                      1.023462
5. Payout Unit value, end of period (1)H(4)                   $ 1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

1. Number of Purchase Units at Payout Date                     10,000.00
2. Purchase Unit value (see Example 3)                        $ 1.800000
3. Account Value of Contract (1)H(2)                          $18,000.00
4. First monthly Payout Payment per $1,000 of Account Value   $     5.63
5. First monthly Payout Payment (3)H(4))1,000                 $   101.34
6. Payout Unit value (see Example 10)                         $  .980000
7. Number of Payout Units (5))(6)                                103.408
8. Assume Payout Unit value for second month equal to         $  .997000
9. Second monthly Payout Payment (7)H(8)                      $   103.10
10. Assume Payout Unit value for third month equal to         $  .953000
11. Third monthly Payout Payment (7)H(10)                     $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified the Contracts for sale in 47 states and the District of Columbia.

     The Contracts have been sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority ("FINRA"). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of FINRA.


     The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)


     Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2005, 2006 and 2007 were $97,802, $73,961 and $_________ respectively. The Distributor retained $0 in Commissions for these same years.


                                     EXPERTS


     The consolidated financial statements of AIG Annuity Insurance Company as of December 31, 2007 and 2006 and for the three years then ended December 31, 2007 and the financial statements of A.G. Separate Account A as of December 31, 2007 and 2006 and for the two years then ended December 31, 2007, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.


                        COMMENTS ON FINANCIAL STATEMENTS


     The financial statements of AIG Annuity Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

                         AIG ANNUITY INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                   1

Consolidated Balance Sheet - December 31, 2007 and 2006                2 to 3

Consolidated Statement of Income - Years Ended December 31, 2007,
  2006 and 2005                                                           4

Consolidated Statement of Cash Flows - Years Ended December 31,
  2007, 2006 and 2005                                                  5 to 6

Consolidated Statement of Comprehensive Income - Years Ended
  December 31, 2007, 2006 and 2005                                        7

Notes to Consolidated Financial Statements                             8 to 39

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AIG Annuity Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of cash flows and of comprehensive income
(loss) present fairly, in all material respects, the financial position of AIG Annuity Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Houston, Texas
April 18, 2008

                         AIG ANNUITY INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEET

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
ASSETS

Investments and cash
   Cash                                                 $ 1,325      $   419
   Restricted cash                                           26           27
   Short-term investments                                    23           72
   Bonds, notes and redeemable preferred stocks
     available for sale, at fair value (amortized
     cost: 2007- $41,658; 2006 - $46,841)                41,699       47,215
   Hybrid securities, at fair value (cost: 2007-
     $78; 2006 - $106)                                       84          103
   Trading securities, at fair value (cost: 2007-
     $12; 2006 - $28)                                        14           26
   Common and non-redeemable preferred stocks
     available for sale, at fair value (cost: 2007
     - $60; 2006 - $71)                                     104          110
   Mortgage and other loans receivable                    2,786        1,953
   Policy loans                                              47           49
   Partnerships                                           3,406        2,352
   Securities lending collateral, at fair value
     (cost: 2007 - $20,243; 2006 - $18,066)              18,859       18,066
   Aircraft, net of accumulated depreciation (2007
     - $220; 2006 - $161)                                   850          897
   Other invested assets                                    289          113
                                                        -------      -------
   Total investments and cash                            69,512       71,402

   Variable annuity assets held in separate accounts        219          297
   Accrued investment income                                497          585
   Deferred acquisition costs and cost of insurance
     purchased                                            2,060        2,053
   Deferred bonus interest                                  598          563
   Income taxes receivable                                   --           41
   Deferred tax asset                                       121           --
   Receivable from brokers                                   34           37
   Goodwill                                                 811          811
   Other assets                                              20           24
                                                        -------      -------
   TOTAL ASSETS                                         $73,872      $75,813
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY

                                                         December 31, December 31,
                                                             2007         2006
                                                         ------------ ------------
                                                               (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities
   Reserves for fixed annuity contracts without
     life contingencies                                    $43,241      $46,128
   Reserves for fixed annuity contracts with life
     contingencies                                           2,662        2,665
   Securities lending payable                               20,500       18,066
   Notes payable
       To affiliates, net                                      408          461
       To third parties, net                                    87           97
   Payable to brokers                                           27           58
   Income taxes payable                                         17           --
   Other liabilities                                           476          468
                                                           -------      -------
   Total reserves, payables and accrued liabilities         67,418       67,943

Variable annuity liabilities related to separate
  accounts                                                     219          297

Deferred income taxes                                           --          442
                                                           -------      -------
   Total liabilities                                        67,637       68,682
                                                           -------      -------
Minority interest                                              180          168

Shareholder's equity
   Common stock, $50 par value; 100,000 shares
     authorized; shares issued 2007 and 2006 -
     50,000                                                      3            3
   Additional paid-in capital                                4,253        4,175
   Retained earnings                                         2,527        2,589
   Accumulated other comprehensive income (loss)              (728)         196
                                                           -------      -------
   Total shareholder's equity                                6,055        6,963
                                                           -------      -------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY              $73,872      $75,813
                                                           =======      =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY

                       CONSOLIDATED STATEMENT OF INCOME

                                                         Years Ended December 31,
                                                       -------------------------
                                                        2007     2006     2005
                                                       ------   ------   ------
                                                            (In millions)
  REVENUES

     Investment income                                 $3,420   $3,419   $3,174
     Rental income from aircraft operating leases         112      120      115
     Fee income                                            88      100       77
     Premiums and other considerations                     19       31       32
     Net realized investment losses                      (754)    (259)    (179)
                                                       ------   ------   ------
     Total revenues                                     2,885    3,411    3,219
                                                       ------   ------   ------
  BENEFITS AND EXPENSES

     Interest credited to fixed annuity contracts
       without life contingencies                       1,510    1,574    1,601
     Interest credited to fixed annuity contracts
       with life contingencies                            179      178      177
     Other insurance policy benefits                       22       45       42
     Amortization of deferred acquisition costs and
       cost of insurance purchased                        357      353      336
     Amortization of deferred bonus interest              106       94       86
     Interest on notes payable                             45       48       36
     Depreciation on aircraft                              58       57       56
     General and administrative expenses and annual
       commissions, net of deferrals                       84       77       76
                                                       ------   ------   ------
     Total benefits and expenses                        2,361    2,426    2,410
                                                       ------   ------   ------
  INCOME BEFORE INCOME TAXES AND MINORITY INTEREST        524      985      809

  Income tax expense                                      178      351      282
                                                       ------   ------   ------
  INCOME BEFORE MINORITY INTEREST                         346      634      527

  Minority interest expense                                (8)      --       (3)
                                                       ------   ------   ------
  NET INCOME                                           $  338   $  634   $  524
                                                       ======   ======   ======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY

                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                    Years Ended December 31,
                                                                  ---------------------------
                                                                    2007     2006      2005
                                                                  -------  --------  --------
                                                                         (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                     $   338  $    634  $    524
       Adjustments to reconcile net income to net cash
         provided by operating activities:
          Interest credited to fixed annuity contracts
            without life contingencies                              1,510     1,574     1,601
          Amortization of deferred acquisition costs
            including insurance purchased                             357       353       336
          Amortization of deferred bonus interest                     106        94        86
          Net realized investment losses                              754       259       179
          Equity in income of partnerships and other
            invested assets                                          (387)     (240)     (122)
          Depreciation on aircraft                                     58        57        56
          Amortization of premium and discount on
            securities                                                (30)      (10)       30
          Minority interest expense                                     8        --         3
          Provision for deferred income taxes                         (54)       77        81
   Changes in:
       Restricted cash transferred to collections                      --         1        --
       Trading securities, at fair value                               12       (23)       12
       Hybrid securities, at fair value                                19        30        --
       Accrued investment income                                       88        47        (6)
       Deferred acquisition costs                                    (241)     (247)     (341)
       Reserves for fixed annuity contracts with life
         contingencies                                                 (3)       13        20
       Income taxes currently receivable/payable                       58       (41)       14
       Other liabilities                                               (2)       82       (38)
       Other, net                                                      (9)      (34)       21
                                                                  -------  --------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           2,582     2,626     2,456
                                                                  -------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases and issuances of:
       Bonds, notes and redeemable preferred stocks                (8,363)  (16,570)  (31,229)
       Mortgage loans                                              (1,146)     (613)     (931)
       Aircraft and aircraft improvements                             (17)      (10)       (6)
       Other investments, excluding short-term investments         (1,068)     (681)     (379)
   Sales of:
       Bonds, notes and redeemable preferred stocks                10,563     5,536    27,258
       Other investments, excluding short-term investments            349       181       132
   Insurance proceeds for aircraft                                     --        12        --
   Restricted cash used for aircraft conversion                        --         4        --
   Redemptions and maturities of:
       Bonds, notes and redeemable preferred stocks                 2,358    12,904     1,678
       Mortgage loans                                                 551       216       140
   Change in short-term investments                                    49         8        88
   Change in securities lending collateral                         (2,511)   (2,139)   (2,468)
                                                                  -------  --------  --------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                   765    (1,152)   (5,717)
                                                                  -------  --------  --------

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY

                                                      Years Ended December 31,
                                                     -------------------------
                                                       2007     2006     2005
                                                     -------  -------  -------
                                                           (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
   Deposits on fixed annuity contracts               $ 4,074  $ 4,264  $ 5,902
   Net exchanges from the fixed accounts of
     variable annuity contracts                            1        2        3
   Withdrawal payments on fixed annuity
     contracts                                        (6,382)  (5,343)  (3,701)
   Claims and annuity payments on fixed annuity
     contracts                                        (2,185)  (2,174)  (1,484)
   Repayment of notes payable                            (74)     (68)     (64)
   Restricted cash                                         1       (3)      (3)
   Security deposits on aircraft                          12       11       12
   Change in securities lending payable                2,434    2,139    2,468
   Contributions of minority interest holders             --        1       31
   Capital contributions from Parent                      78       --       --
   Dividends to Parent                                  (400)    (150)      --
                                                     -------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES                                          (2,441)  (1,321)   3,164
                                                     -------  -------  -------
NET INCREASE (DECREASE) IN CASH                          906      153      (97)

CASH AT BEGINNING OF PERIOD                              419      266      363
                                                     -------  -------  -------
CASH AT END OF PERIOD                                $ 1,325  $   419  $   266
                                                     =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION

   Income taxes paid                                 $   173  $   316  $   183
                                                     =======  =======  =======
   Interest paid                                     $    36  $    40  $    41
                                                     =======  =======  =======
   Non-cash activity:

       Bonus interest credited to reserve for
         annuity contracts                           $   100  $   131  $   190
                                                     =======  =======  =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY

             CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2007    2006    2005
                                                       -------  -----  -------
                                                            (In millions)
NET INCOME                                             $   338  $ 634  $   524

OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on invested assets
     arising during the current period                  (1,982)  (595)  (1,476)
   Deferred income tax benefit (expense) on above
     changes                                               704    208      517
   Reclassification adjustment for net realized
     losses included in net income                         384    229      150
   Deferred income tax benefit (expense) on above
     changes                                              (137)   (80)     (53)
   Adjustment to deferred acquisition costs                165    203      645
   Deferred income tax benefit (expense) on above
     changes                                               (58)   (73)    (226)
                                                       -------  -----  -------
OTHER COMPREHENSIVE LOSS                                  (924)  (108)    (443)
                                                       -------  -----  -------
COMPREHENSIVE INCOME (LOSS)                            $  (586) $ 526  $    81
                                                       =======  =====  =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   AIG Annuity Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance- related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company principally engaged in the business of writing fixed annuities directed to the market for tax-deferred long-term savings products. The Company develops, markets and issues annuity products through a variety of distribution channels. The Company primarily sells deferred annuities through financial institutions, principally banks and thrifts. The Company also markets deferred annuities to both tax-qualified and non-qualified retirement markets through personal producing general agents (agents or general agents whose contract provides for compensation both from business written personally and by subcontracted agents), affiliated and independent broker-dealers and asset management companies throughout the United States of America.

   The Company's sales of deferred annuity products through financial institutions represent a substantial amount of its total sales from such products. The top two financial institution distributors comprised 13% and 11% of annuity deposits in 2007, with no other single institution representing more than 10% of annuity deposits. The top individual financial institution distributor comprised 11% of sales in 2006, with no other single institution representing more than 10% of annuity deposits. No individual financial institution comprised more than 10% of the Company's annuity deposits collected in 2005.

   The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity (see below) in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


   USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates.

   The Company considers its most critical accounting estimates to be those with respect to future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs (DAC), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments.

   During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

   CONSOLIDATION OF VARIABLE INTEREST ENTITY: On January 14, 2004, the Company purchased 61.3% of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 2 Trust"), a Delaware special-purpose statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling commercial jet aircraft. In December 2003, the Financial Accounting Standards Board ("FASB") issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN 46(R)"). In accordance with FIN 46(R), the accounts of Castle 2 Trust have been included in these consolidated financial statements as of and for the years ended December 31, 2007, 2006 and 2005.

                         AIG ANNUITY INSURANCE COMPANY

   The impact of the consolidation of Castle 2 Trust on consolidated total assets and total liabilities as of December 31, 2007, 2006 and 2005, and on consolidated net income for the years then ended, was as follows:

                                                      Eliminations
                                       The   Castle 2  /Minority
                                     Company  Trust     interest   Consolidated
(In millions)                        ------- -------- ------------ ------------
December 31, 2007
   Total assets                      $73,131  $  978     $(237)      $73,872
   Total liabilities                  67,045     628       (36)       67,637
   Net income                            338      21       (21)          338

December 31, 2006
   Total assets                      $75,010  $1,036     $(233)      $75,813
   Total liabilities                  68,019     707       (44)       68,682
   Net income                            631      (1)        4           634

December 31, 2005
   Total assets                      $74,027  $1,088     $(242)      $74,873
   Total liabilities                  67,415     758       (50)       68,123
   Net income                            521       9        (6)          524

   CASH: Cash represents cash on hand and all highly liquid investments purchased with an original maturity of three months or less.

   RESTRICTED CASH: Castle 2 Trust maintains various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Security deposits from lessees that are required to be segregated from other funds are deposited into the lessee-funded accounts.

   INVESTMENTS: Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments maturing within one year, such as commercial paper.

   Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at fair value. Changes in unrealized gains and losses, net of tax and their effect on amortization of deferred acquisition costs and other deferred expenses, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

   If a security includes terms that affect cash flows or exchanges under the contract and have economic characteristics and risks not clearly and closely related to the economic characteristics and risks of the security, those terms are considered an embedded derivative and are accounted for separately. Embedded derivatives are carried at fair value with unrealized gains and losses reflected in income.

   The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to

                         AIG ANNUITY INSURANCE COMPANY
   measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition or issuance date.

   Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income.

   The Company evaluates its investments for other-than-temporary impairment in accordance with its accounting policy. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognized requires the judgment of the Company's management and a continual review of its investments.

   The Company evaluates its investments for other-than-temporary impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

   . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

      The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or
      (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

   . The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

   The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary.

   At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

   In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

   Mortgage and other loans are carried at amortized unpaid balances, net of provisions for estimated losses, plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on

                         AIG ANNUITY INSURANCE COMPANY
   such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2007 and 2006. Policy loans are carried at unpaid balances.

   Partnerships consist of investments in hedge funds and limited partnerships. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

   Aircraft owned by Castle 2 Trust are recorded at cost and depreciated on a straight-line basis over their estimated lives to their estimated residual value. Generally aircraft and aircraft equipment are depreciated over estimated useful lives of 25 years from the date of manufacture to an estimated residual value, which is currently 15%, but is subject to periodic re-evaluation and could change on the basis of matters affecting specific aircraft types or the aircraft industry in general. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness.

   Aircraft are periodically reviewed for impairment in accordance with Statement of Financial Accounting Standard ("FAS") No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). The recognition of an impairment loss for an asset is required when the estimate of undiscounted future cash flows expected to be generated by the asset is less than its carrying amount (net book value). Undiscounted future cash flows consist of estimates of the net lease inflows expected over the remaining useful life of the aircraft, including estimates of future lease rates and relevant costs. Measurement of an impairment loss is to be recognized based on the amount by which the carrying value amount (net book value) of an asset exceeds the fair value of the asset. Fair value reflects the underlying economic value of the aircraft, which includes the appraisers' opinion of most likely trading prices that may be generated by the aircraft under assumed current market circumstances. Fair value assumes that the aircraft is valued for its highest and best use, that the parties to the hypothetical sale transaction are willing, able, prudent and knowledgeable, and under no unusual pressure for a

                         AIG ANNUITY INSURANCE COMPANY
   prompt sale, and that the transaction would be negotiated in an open and unrestricted market on an arm's length basis, for cash or equivalent consideration, and given an adequate amount of time for effective exposure to prospective buyers.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2007 and 2006, the Company's investments in partially owned companies included its 32.0% interest in the non-voting preferred equity of Castle 2003-1 Trust ("Castle 1 Trust"; see Note 13). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values is recorded as a realized gain or loss. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet within Payable to brokers. At December 31, 2007 and 2006, the Company had no dollar roll agreements outstanding.

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through an agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that the collateral received is maintained at a minimum of 102% of the value of the loaned securities (105% for cross-currency loans). The collateral is held in a separate custodial account for the beneficial interest of the Company and other affiliated lenders, and is not is not available for the general use of the Company. The collateral is reinvested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities. Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income (loss), net of income tax in consolidated

                         AIG ANNUITY INSURANCE COMPANY
   shareholders' equity. Securities lending collateral investments are subject to review for other-than-temporary impairment in a manner consistent with other available-for-sale fixed maturity securities. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income. The Company's allocated portion of any realized investment gains or losses on the collateral investments are recorded in the consolidated statement of income.

   The fair values of securities subject to securities lending agreements were $20.09 billion and $17.67 billion as of December 31, 2007 and 2006, respectively, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the consolidated balance sheet at the respective balance sheet dates.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company reports all derivative instruments at fair value in other invested assets or other liabilities, as applicable, in the consolidated balance sheet.

   The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest and currency rates on certain investment securities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but its swaps do not qualify for hedge accounting treatment. As a result, changes in the fair value of swaps are recognized in realized investment gains and losses.

   The Company has issued a small number of equity-indexed annuity contracts, which contain embedded derivatives associated with guarantees tied to the S&P 500 index. The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the equity-indexed features of these annuity contracts. The embedded derivatives and the call options are carried at fair value, with changes in fair value recognized in realized investment gains and losses.

   The Company buys and sells short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   DEFERRED ACQUISITION COSTS ("DAC") AND OTHER DEFERRED EXPENSES: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

                         AIG ANNUITY INSURANCE COMPANY

   The Company currently offers enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

   The cost assigned to certain acquired insurance contracts in force at the acquisition date (cost of insurance purchased, or "CIP") is reported within Deferred acquisition costs and cost of insurance purchased on the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 7.65% in 2007, 2006 and 2005. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

   The Company reviews the carrying value of DAC, CIP and deferred bonus interest on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   AMORTIZATION OF DAC AND OTHER DEFERRED EXPENSES: DAC, CIP and deferred bonus interest are amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts the amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. Amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

   As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

                         AIG ANNUITY INSURANCE COMPANY

   VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
   ACCOUNTS: The Company has issued variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as Variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in Variable annuity fees in the consolidated statement of income.

   GOODWILL: The Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. The Company has performed annual impairment testing and has determined that no impairment provision is necessary as of December 31, 2007.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

   Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

   Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the consolidated statement of income, as they are recorded directly upon receipt to reserves for fixed annuity contracts without life contingencies.

   NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income and distributions from common and preferred stock and other investments when receivable.

    . Earnings from partnership investments accounted for under the equity method.

                         AIG ANNUITY INSURANCE COMPANY

   PREMIUMS AND OTHER CONSIDERATIONS: The Company's fixed annuity contracts with life contingencies consist of limited payment contracts. The gross premium received on these contracts is reported as revenue when collected at the issuance of the contract. However, the excess of the gross premium received over the net premium is deferred and recognized in income in relation to the present value of expected future benefit payments.

   FEE INCOME: Variable annuity fees and surrender charges are recorded as income when earned. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Surrender charges are assessed on withdrawals occurring during the surrender charge period.

   NET RE ALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

    . Sales of fixed maturities, equity securities, securities lending invested collateral and other types of investments.

    . Reductions to the cost basis of fixed maturities, equity securities, securities lending invested collateral and other types of investments for other-than-temporary impairments.

    .  Changes in fair value of derivative assets and liabilities.

    .  Exchange gains and losses resulting from foreign exchange transactions.

   INCOME TAXES: For the tax year ending December 31, 2007, the Company will be included in the filing of a consolidated federal tax return with AIG and its subsidiaries. The Company has a written agreement with AIG setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AIG agrees not to charge the Company a greater portion of the tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AIG agrees to reimburse the Company for the tax benefits from net losses, if any, which are not usable by the Company and are used by other members of the consolidated group within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

   RECENTLY ISSUED ACCOUNTING STANDARDS:

   In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the

                         AIG ANNUITY INSURANCE COMPANY
   exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. SOP 05-1 became effective on January 1, 2007 and generally affects the accounting for internal replacements occurring after that date. The adoption did not have any effect on the consolidated financial position or results of operations of the Company.

   In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments, an amendment of FAS 133 and FAS 140" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

   The Company elected to early adopt FAS 155 as of January 1, 2006, and apply FAS 155 fair value measurement to certain hybrid financial instruments in the Company's available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $2.3 million after-tax ($3.5 million pre-tax) increase to opening retained earnings as of January 1, 2006, representing the difference between the fair value of these hybrid financial instruments and the prior carrying value as of December 31, 2005. The effect of adoption on after-tax gross gains and losses was $4.6 million ($7.1 million pre-tax) and $2.4 million ($3.6 million pre-tax), respectively.

   In connection with the Company's early adoption of FAS 155, hybrid financial instruments of $102.6 million at December 31, 2006 are now carried at fair value. The effect on earnings for 2006, for changes in the fair value of hybrid financial instruments, was a pre-tax loss of $4.3 million and is reflected in investment income in the consolidated statement of income.

   In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted FIN 48 on January 1, 2007. However, the adoption of FIN 48 had no impact on the Company's consolidated financial condition or its consolidated results of operations.

   FUTURE APPLICATION OF ACCOUNTING STANDARDS:

   In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 nullifies the guidance in Emerging Issue Task Force ("EITF") 02-3, "Issues Involved in Accounting and Derivative

                         AIG ANNUITY INSURANCE COMPANY

   Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" that precluded the recognition of a trading profit at the inception of a derivative contract unless the fair value of such contract was obtained from a quoted market price or other valuation technique incorporating observable market data. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. FAS 157 will be effective January 1, 2008.

   FAS 157 primarily affected the fair value measurement of the embedded derivatives within the Company's equity-indexed annuity contracts. The adoption of FAS 157 did not have a material effect on the Company's consolidated financial condition or its consolidated results of operations.

   In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. As of January 1, 2008, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

   In December 2007, the FASB issued FAS No. 141 (revised 2007), "Business Combinations" ("FAS141(R)"). FAS 141(R) changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity, recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes.

   FAS 141(R) is required to be adopted for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company). Early adoption is prohibited. The Company is evaluating the effect FAS 141(R) will have on its consolidated financial statements.

   In December 2007, the FASB issued FAS No. 160, "Noncontrolling interests in Consolidated Financial Statements", an amendment of ARB No. 51 ("FAS 160"). FAS 160 requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of consolidated shareholders' equity. FAS 160 also establishes accounting rules for

                         AIG ANNUITY INSURANCE COMPANY
   subsequent acquisitions and sales of noncontrolling interests and how noncontrolling interests should be presented in the consolidated statement of income. The noncontrolling interests' share of subsidiary income should be reported as a part of consolidated net income with disclosure of the attribution of consolidated net income to the controlling and noncontrolling interests on the face of the statement of income.

   FAS 160 is required to be adopted in the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company) and earlier application is prohibited. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholder's equity and consolidated net income should be recast to include net income attributable to both controlling and noncontrolling interests retrospectively. Had the Company adopted FAS 160 at December 31, 2007, the Company would have reclassed $180 million of minority (i.e, noncontrolling) interests from liabilities to shareholder's equity.

   In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities", an amendment of FAS No. 133 ("FAS 161"). FAS 161 amends and expands the disclosure requirements of Statement 133 with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and
   (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 will be effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. FAS 161 encourages, but does not require, comparative disclosures for earlier periods at initial adoption. The Company is currently assessing the effect of implementing this statement.

                         AIG ANNUITY INSURANCE COMPANY

3. INVESTMENTS


   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                                                     December 31, 2007                         December 31, 2006
                                         ----------------------------------------- -----------------------------------------
                                                     Gross      Gross    Estimated             Gross      Gross    Estimated
                                         Amortized Unrealized Unrealized   Fair    Amortized Unrealized Unrealized   Fair
                                           Cost      Gains      Losses     Value     Cost      Gains      Losses     Value
                                         --------- ---------- ---------- --------- --------- ---------- ---------- ---------
Securities of the United States
  government                              $    29     $  1     $    (1)   $    29   $    92     $  1      $  (1)    $    92
Securities of foreign governments             223       17          (5)       235       236       24         (4)        256
Corporate bonds and notes                  25,231      601        (451)    25,381    28,703      686       (306)     29,083
Mortgage-backed securities                 10,217      125        (191)    10,151    11,453       56       (133)     11,376
Other debt securities                       5,594      107        (161)     5,540     5,975      119        (62)      6,032
Affiliated securities                         306       --          (4)       302       322       --        (11)        311
Redeemable preferred stocks                    58        3          --         61        60        6         (1)         65
                                          -------     ----     -------    -------   -------     ----      -----     -------
Total fixed maturity securities            41,658      854        (813)    41,699    46,841      892       (518)     47,215
Common and non-redeemable preferred
  stocks                                       60       44          --        104        71       40         (1)        110
Securities lending collateral              20,243       --      (1,384)    18,859    18,066       --         --      18,066
                                          -------     ----     -------    -------   -------     ----      -----     -------
   Total                                  $61,961     $898     $(2,197)   $60,662   $64,978     $932      $(519)    $65,391
                                          =======     ====     =======    =======   =======     ====      =====     =======

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2007, follow:

                                                 Amortized Estimated
                                                   Cost    Fair Value
                                                 --------- ----------
                                                    (In millions)
          Due in one year or less                 $ 1,305   $ 1,311
          Due after one year through five years    13,037    13,273
          Due after five years through ten years   11,680    11,555
          Due after ten years                       5,419     5,409
          Mortgage-backed securities               10,217    10,151
                                                  -------   -------
             Total                                $41,658   $41,699
                                                  =======   =======

   Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                         AIG ANNUITY INSURANCE COMPANY

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and on securities lending collateral and presents the length of time that individual securities have been in a continuous unrealized loss position.

                      Less than 12 months 12 Months or More        Total
                      -----------------   -----------------  -----------------
                       Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
                       Value     Losses    Value    Losses    Value    Losses
 (In millions)        -------  ---------- ------- ---------- ------- ----------
 At December 31,
   2007:
 U.S. government      $    15   $    (1)  $    --   $  --    $    15  $    (1)
 Foreign government        71        (3)       17      (2)        88       (5)
 Corporate bonds and
   notes                6,637      (218)    5,391    (233)    12,028     (451)
 Mortgage-backed
   securities           2,306       (90)    2,257    (101)     4,563     (191)
 Other debt
   securities           1,344       (67)    1,335     (94)     2,679     (161)
 Affiliated
   securities             203        (1)       99      (3)       302       (4)
 Securities lending
   collateral          17,670    (1,257)    1,189    (127)    18,859   (1,384)
                      -------   -------   -------   -----    -------  -------
    Total             $28,246   $(1,637)  $10,288   $(560)   $38,534  $(2,197)
                      =======   =======   =======   =====    =======  =======
 At December 31, 2006
 U.S. government      $    --   $    --   $    63   $  (1)   $    63  $    (1)
 Foreign government         5        (4)       --      --          5       (4)
 Corporate bonds and
   notes                2,077       (27)   10,741    (279)    12,818     (306)
 Mortgage-backed
   securities           1,176        (9)    6,872    (124)     8,048     (133)
 Other debt
   securities             599        (7)    2,167     (55)     2,766      (62)
 Affiliated
   securities              --        --       136     (11)       136      (11)
 Redeemable
   preferred stocks        12        (1)       --      --         12       (1)
                      -------   -------   -------   -----    -------  -------
    Total             $ 3,869   $   (48)  $19,979   $(470)   $23,848  $  (518)
                      =======   =======   =======   =====    =======  =======

                         AIG ANNUITY INSURANCE COMPANY

   As of December 31, 2007, the Company held 3,866 of individual bond and other investments that were in an unrealized loss position, of which 1,357 individual investments were in an unrealized loss position continuously for 12 months or more.

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2007     2006    2005
                                                        ----     ----    ----
                                                          (In millions)
     Gross realized investment gains (losses) from sales of available for sale securities:

        Bonds, notes and redeemable
        preferred stocks available for
        sale
            Realized gains                             $ 118    $ 183   $ 180
            Realized losses                             (147)    (199)   (227)

        Common and non-redeemable preferred
        stocks
            Realized gains                                12       16      22
            Realized losses                               --       (2)     (6)

     Net realized capital gains (losses) of other assets:

        Mortgage and other loans                          (3)      --      --

        Partnerships and other invested assets           (10)     (16)      2

        Derivative instruments                            (7)     (30)     26

        Net gain/(loss) on fair value hedges               5       (9)     (7)

        Securities lending collateral                   (334)      --      --

        Impairment writedowns                           (388)    (202)   (169)
                                                        -----   -----   -----

     Total net realized investment losses before
       taxes                                           $(754)   $(259)  $(179)
                                                        =====   =====   =====

   The Company recorded other-than-temporary impairment charges of $645 million (including $257 million allocated to securities lending collateral), $202 million and $169 million in 2007, 2006 and 2005, respectively. See Note 2 herein for the Company's other-than-temporary impairment accounting policy.

   Realized losses on securities lending collateral include pretax realized losses due to other-than-temporary declines in the value of securities lending collateral investments, primarily on residential mortgage-backed securities.

                         AIG ANNUITY INSURANCE COMPANY

   The sources and related amounts of investment income were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2007     2006    2005
                                                       ------   ------  ------
                                                            (In millions)
  Bonds, notes and redeemable preferred
    stocks-non-affiliated                              $2,783   $2,999  $2,947
  Bonds, notes and redeemable preferred
    stocks-affiliated                                      22       28      10
  Common stock and non-redeemable preferred stocks          7        1      --
  Mortgage and other loans                                167      113      64
  Partnerships                                            376      253     131
  Other invested assets                                    36        7      16
  Short - term investments                                 64       49      38
  Less: investment expenses                               (35)     (31)    (32)
                                                       ------   ------  ------
     Total investment income                           $3,420   $3,419  $3,174
                                                       ======   ======  ======

   At December 31, 2007, the Company's investments included no investments in a single entity that exceeded 10% of the Company's consolidated shareholder's equity.

   At December 31, 2007, bonds, notes and redeemable preferred stocks included $3.54 billion of bonds that were rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 17 industries with approximately 16% in consumer non-cyclical, 15% in consumer cyclical, 14% in communications and 11% in electric utilities. No other industry concentration constituted more than 10% of these assets.

   At December 31, 2007, mortgage loans were collateralized by properties located in 30 states and Washington D.C., with loans totaling approximately 40% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

   At December 31, 2007, the type of property collateralizing the mortgage loan portfolio was approximately 55% office, 25% residential, 12% industrial and 8% retail and other types.

   At December 31, 2007, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $34.0 million.

   At December 31, 2007, $6.8 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

   On January 14, 2004, Castle 2 Trust entered into an asset purchase agreement to purchase 34 commercial jet aircraft having an aggregate cost of $1.05 billion from International Lease Finance Corporation ("ILFC") and its affiliates, all of which are subsidiaries of AIG. In June 2006,

                         AIG ANNUITY INSURANCE COMPANY

   Castle 2 Trust received an insurance settlement of $11.8 million from the insurance underwriter and the lessee, and retained the lessee's $0.5 million security deposit, for a B737-400 which suffered significant damage in October of 2005. At December 31, 2007, 31 of the 33 remaining aircraft were on lease to 29 different lessees in 21 different countries (see Note 10).

4. DERIVATIVE FINANCIAL INSTRUMENTS

   The Company's derivative financial instruments were as follows:

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
 Related to investment securities:
    Interest rate swap agreements
        Notional amount                                   $106         $106
        Fair value                                          --           (5)

    Currency swap agreements
        Notional amount                                    246          283
        Fair value                                         (30)         (18)

 Related to policyholder liabilities:
    Call options
        Fair value                                          16           13

   The Company recorded the following in net realized investment gains (losses) in the statement of income:

                                                       Years Ended December 31,
                                                       -----------------------
                                                       2007    2006     2005
                                                       ----    ----     ----
                                                        (In millions)
         Net change in fair value of derivative
           financial instruments                       $(7)    $(15)    $(4)

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate and currency swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

                         AIG ANNUITY INSURANCE COMPANY

   Castle 2 Trust's derivative financial instruments were as follows:

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
 Related to floating-rate notes:
    Interest rate swap agreements to receive
      fixed rate
        Notional amount                                   $514         $551
        Fair value                                          (2)         (23)

 Related to fixed-rate leases of aircraft:
    Interest rate swap agreements to pay fixed
      rate
        Notional amount                                    599          791
        Fair value                                         (12)           4

   Prior to October 1, 2005, changes in the net fair value of the swaps and the offsetting changes in the fair value of the hedged liability and the unrecognized firm commitment attributable to the hedged risk (change in value caused by a change in interest rates) were recorded in the consolidated statement of income. As of October 1, 2005, Castle 2 Trust de-designated its hedges and discontinued hedge accounting, and began amortizing the accumulated fair value adjustment related to the hedged items into earnings over the expected term of the liability (through February
   2017), or the life of the unrecognized firm commitment (which expires periodically through March 2011). The amortization is reflected as a yield adjustment of the hedged items. Castle 2 Trust recorded the following amounts in earnings:

                                                       Years ended December 31,
                                                       -----------------------
                                                       2007     2006    2005
                                                       ----     ----    ----
                                                           (In millions)
          Change in fair value of interest rate swap
            agreements                                 $ 3      $(9)    $(4)
          Amortization of fair value adjustments on
            fixed-rate leases and floating rate notes    1        6       6

          Fair value hedges:
          Component of swap agreement loss excluded
            from the assessment of hedge effectiveness  --       --      (2)
          Amount of hedge ineffectiveness               --       --      (1)
                                                       ---      ---     ---
          Net amount recognized in earnings            $ 4      $(3)    $(1)
                                                       ===      ===     ===

                         AIG ANNUITY INSURANCE COMPANY

5. FAIR VALUE OF FINANCIAL INSTRUMENTS


   The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

   The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

   CASH, RESTRICTED CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data include G-7 government and agency securities, equities listed in active markets, and investments in publicly traded mutual funds with quoted market prices.

   The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include non-G-7 government securities, municipal bonds, certain hybrid financial instruments, most investment-grade and high-yield corporate bonds, and most mortgage- and asset-backed products.

   COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: The Company initially estimates the fair value of equity instruments not traded in active markets by reference to the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity capital markets, and changes in financial ratios or cash flows.

                         AIG ANNUITY INSURANCE COMPANY

   For equity and fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

   MORTGAGE AND OTHER LOANS RECEIVABLE: Fair values of the Company's mortgage loans are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

   POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities. Fair value of derivative assets is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   SECURITIES LENDING COLLATERAL: Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturity securities.

   VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

   SECURITIES LENDING PAYABLE: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

   NOTES PAYABLE: Fair values of Castle 2 Trust's notes payable are based on pricing models or formulas using assumptions about future interest rates, interest volatility and other factors.

   DERIVATIVE LIABILITIES: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

                         AIG ANNUITY INSURANCE COMPANY

   The estimated fair values of the Company's financial instruments at December 31, 2007 and 2006, compared with their respective carrying values, are as follows:

                                                               Carrying  Fair
                                                                Value    Value
                                                               -------- -------
                                                                (In millions)
 December 31, 2007:

 ASSETS
    Cash, restricted cash and short-term investments           $ 1,374  $ 1,374
    Bonds, notes and redeemable preferred stocks                41,699   41,699
    Hybrid securities                                               84       84
    Trading securities                                              14       14
    Common stocks and non-redeemable preferred stocks              104      104
    Mortgage and other loans receivable                          2,786    2,798
    Policy loans                                                    47       50
    Partnerships and other invested assets                       3,695    3,695
    Securities lending collateral                               18,859   18,859
    Variable annuity assets held in separate accounts              219      219

 LIABILITIES
    Reserves for fixed annuity contracts                        45,903   45,930
    Securities lending payable                                  20,500   20,500
    Notes payable                                                  495      503
    Derivative liabilities                                          43       43
    Variable annuity liabilities related to separate accounts      219      219

 December 31, 2006:

 ASSETS
    Cash, restricted cash and short-term investments           $   518  $   518
    Bonds, notes and redeemable preferred stocks                47,215   47,215
    Hybrid securities                                              103      103
    Trading securities                                              26       26
    Common stocks and non-redeemable preferred                     110      110
    Mortgage loans                                               1,953    1,944
    Policy loans                                                    49       49
    Partnerships and other invested assets                       2,465    2,465
    Securities lending collateral                               18,066   18,066
    Variable annuity assets held in separate accounts              297      297

 LIABILITIES
    Reserves for fixed annuity contracts                        48,793   46,794
    Securities lending payable                                  18,066   18,066
    Notes payable                                                  558      563
    Derivative liabilities                                          44       44
    Variable annuity liabilities related to separate accounts      297      297

                         AIG ANNUITY INSURANCE COMPANY

6. DAC, CIP AND DEFERRED BONUS INTEREST


   Activity in DAC, CIP and deferred bonus interest was as follows:

                                                               Deferred
                                                       DAC and  bonus
                                                         CIP   interest  Total
(In millions)                                          ------- -------- ------
Balance at January 1, 2005                             $1,458   $ 270   $1,728

Deferrals                                                 341     190      531
Amortization related to operations                       (376)    (96)    (472)
Amortization related to net realized investment losses     40      10       50
Effect of net unrealized losses on securities             525     120      645
                                                       ------   -----   ------
Balance at December 31, 2005                            1,988     494    2,482

Deferrals                                                 247     131      378
Amortization related to operations                       (397)   (113)    (510)
Amortization related to net realized investment losses     44      19       63
Effect of net unrealized losses on securities             171      32      203
                                                       ------   -----   ------
Balance at December 31, 2006                            2,053     563    2,616

Deferrals                                                 240     100      340
Amortization related to operations                       (451)   (138)    (589)
Amortization related to net realized investment losses     94      32      126
Effect of net unrealized losses on securities             124      41      165
                                                       ------   -----   ------
Balance at December 31, 2007                           $2,060   $ 598   $2,658
                                                       ======   =====   ======

   The Company adjusts amortization (an "unlocking") when estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions underlying these estimates annually. In 2007, amortization increased by $14.2 million based on true-ups of in-force and lapse rates. An additional $17.8 million of amortization expense was recorded in association with the conversion to a new DAC system. In 2006, amortization was decreased by $0.4 million to reflect yield and spread true-ups and realized gains and losses, partially offset by true-ups of in-force and lapse rates. In 2005, amortization was decreased by $0.5 million to reflect higher surrender experience partially offset by lower spreads.

   CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $20.9 million, $16.7 million, $14.6 million, $12.3 million and $10.7 million, respectively.

                         AIG ANNUITY INSURANCE COMPANY

7. REINSURANCE


   On October 1, 2003, the Company entered into a modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, the Company will retain the assets supporting the reserves ceded to ALB. At December 31, 2007 and 2006, these assets and the related reserves totaled approximately $24.6 billion and $23.5 billion, respectively. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The impact of the agreement on the Company's consolidated results of operations for the years ended
   December 31, 2007, 2006 and 2005 was expense of approximately $3.8 million, $3.7 million and $5.5 million (after tax), respectively, representing the risk charge associated with the agreement.

   The Company has a closed block of life insurance business. Prior to closing the block of life insurance business, the Company limited its exposure to loss on any single life insurance policy in order to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. The Company's reinsurance arrangements do not relieve the Company from its direct obligations to its insured. Thus, a credit exposure exists with respect to life insurance business ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets, including reinsurance receivables and prepaid reinsurance premiums, and liabilities relating to reinsurance contracts are included in but not separately identified in the Company's financial statements.

   Direct and assumed life insurance in force totaled $197.6 million, $221.0 million and $236.8 million at December 31, 2007, 2006 and 2005, respectively, and ceded life insurance in force totaled $62.7 million, $69.5 million, and $77.4 million at December 31, 2007, 2006 and 2005, respectively.

   Reinsurance recoveries netted against insurance policy benefits totaled $792.3 million, $705.1 million and $497.9 million in 2007, 2006 and 2005, respectively.

                         AIG ANNUITY INSURANCE COMPANY

8. NOTES PAYABLE



   On January 14, 2004, Castle 2 Trust issued five classes of notes payable.

   The repayment terms of each class of notes are such that certain principal amounts are expected to be repaid on dates which are based on certain operating assumptions or refinanced through the issuance of new notes, but in any event are ultimately due for repayment on November 15, 2026. Castle 2 Trust has the right to make an optional redemption of any class of the notes. Should Castle 2 Trust choose to exercise an early redemption of any of the notes, it may be required to pay a redemption premium.

   The dates on which principal repayments on the notes will actually occur will depend on the cash flows generated from the portfolio of aircraft, Castle 2 Trust's ability to refinance any or all of the notes and the amount of operating costs incurred in the ordinary course of business.

   The notes are obligations solely of Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 2 Trust, or any other person.

   The balance of these notes was $495.0 million and $557.5 as of December 31, 2007 and 2006, respectively, which includes unamortized hedge accounting fair value adjustments of $18.6 million and $22.2 million, respectively. The outstanding principal balance was $513.7 million and $579.7 million at December 31, 2007 and 2006, respectively.

   The weighted average interest rate on the notes during the twelve months ended December 31, 2007 and 2006 was 6.5% and 6.4%, respectively.

9. COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2007, the Company had unfunded investment commitments totaling $1.15 billion, of which $814.3 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so. The remaining unfunded commitments are related to various funding obligations, including $113.2 million associated with investments in mortgage loans and $227.0 million associated with bridge loans. These have a commitment period which expires within a year.

   On November 1, 2002, the Company and various affiliates entered into an inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the commitment is currently $200.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term. The commitment

                         AIG ANNUITY INSURANCE COMPANY
   termination date is currently September 6, 2008 but may be extended by agreement of the parties. The Company receives annual facility fees, which are currently 0.025%. No loans were funded during 2007 or 2006.

   In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

   Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2007 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $18.8 million represents the Company's best estimate of its liability, this estimate may change in the future.

                         AIG ANNUITY INSURANCE COMPANY

10. LEASES


    The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition. The majority of the leases have terms of five years or less.

    At December 31, 2007, future scheduled minimum lease payments to be received by Castle 2 Trust under operating leases of aircraft for the years ended December 31 are as follows:

                                                 (In millions)
                                                 -------------
                  2008                               $104
                  2009                                 88
                  2010                                 73
                  2011                                 49
                  2012                                 37
                  Thereafter                           79
                                                     ----
                  Total                              $430
                                                     ====

11. SHAREHOLDER'S EQUITY

    The Company is authorized to issue 100,000 shares of its $50 par value common stock. At December 31, 2007 and 2006, 50,000 shares were issued and outstanding.

   Changes in shareholder's equity were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2007     2006    2005
                                                       ------   ------  ------
                                                            (In millions)
 ADDITIONAL PAID-IN CAPITAL
 Beginning balances                                    $4,175   $4,175  $4,171
 Capital contributions from Parent                         78       --       4
                                                       ------   ------  ------
    Ending balances                                    $4,253   $4,175  $4,175
                                                       ======   ======  ======
 RETAINED EARNINGS
 Beginning balances                                    $2,589   $2,103  $1,579
 Cumulative effect of accounting change, net of tax
   (See Note 2)                                            --        2      --
                                                       ------   ------  ------
 Adjusted beginning balances                            2,589    2,105   1,579
 Net income                                               338      634     524
 Dividends paid to Parent                                (400)    (150)     --
                                                       ------   ------  ------
    Ending balances                                    $2,527   $2,589  $2,103
                                                       ======   ======  ======
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
 Beginning balances                                    $  196   $  304  $  747
 Other comprehensive income (loss)                       (924)    (108)   (443)
                                                       ------   ------  ------
    Ending balances                                    $ (728)  $  196  $  304
                                                       ======   ======  ======

   Capital contributions in 2007 included $77.1 million of funds deposited by AIG in the securities lending collateral account to offset pretax realized losses incurred by Company from the sale of certain securities lending collateral investments.

                         AIG ANNUITY INSURANCE COMPANY

   The components of accumulated other comprehensive income at December 31 were as follows:

                                                          2007    2006   2005
                                                        -------  -----  ------
                                                             (In millions)
 Fixed maturity and equity securities available for
   sale:
    Gross unrealized gains                              $   898  $ 932  $1,316
    Gross unrealized losses                              (2,197)  (519)   (511)
 Net unrealized gains on other invested assets              198     83      58
 Adjustment to DAC and deferred bonus interest              (27)  (192)   (395)
 Deferred federal and state income taxes                    400   (108)   (164)
                                                        -------  -----  ------
    Accumulated other comprehensive income (loss)       $  (728) $ 196  $  304
                                                        =======  =====  ======

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2008 without obtaining prior approval of the Insurance Commissioner is $375.9 million.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and bonds are carried at amortized cost.

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income/(loss) for the years ended December 31, 2007, 2006 and 2005 totaled ($104.4) million, $416.5 million and $431.4 million, respectively. The Company's statutory capital and surplus totaled $3.7 billion at December 31, 2007 and $4.2 billion at December 31, 2006.

                         AIG ANNUITY INSURANCE COMPANY

12. INCOME TAXES


    The components of the provisions for income taxes on pretax income consist of the following:

                                                       Net
                                                     Realized
                                                    Investment
                                                      Gains
                                                     (Losses)  Operations Total
                                                    ---------- ---------- -----
                                                           (In millions)
 YEAR ENDED DECEMBER 31, 2007:

 Currently payable                                    $ (53)      $284    $231
 Deferred                                              (218)       165     (53)
                                                      -----       ----    ----
 Total income tax expense (benefit)                   $(271)      $449    $178
                                                      =====       ====    ====
 YEAR ENDED DECEMBER 31, 2006:

 Currently payable                                    $ (93)      $368    $275
 Deferred                                                 2         74      76
                                                      -----       ----    ----
    Total income tax expense (benefit)                $ (91)      $442    $351
                                                      =====       ====    ====
 YEAR ENDED DECEMBER 31, 2005:

 Currently payable                                    $ (27)      $228    $201
 Deferred                                               (36)       117      81
                                                      -----       ----    ----
    Total income tax expense (benefit)                $ (63)      $345    $282
                                                      =====       ====    ====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2007     2006    2005
                                                        -----   -----   -----
                                                          (In millions)
    Amount computed at statutory rate Increases
      (decreases) resulting from:                       $184     $345    $282
       Minority interest                                  (3)      --      --
       State income taxes, net of
           Federal tax benefit                             2       10       6
       Tax credits                                        (3)      (3)     (3)
       Other, net                                         (2)      (1)     (3)
                                                        -----   -----   -----
       Total income tax expense                         $178     $351    $282
                                                        =====   =====   =====

                         AIG ANNUITY INSURANCE COMPANY

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
DEFERRED TAX LIABILITIES
DAC                                                      $ 765        $ 740
Investments - basis differential                            --           54
Net unrealized gains on investments                         --          176
Other                                                        1           --
                                                         -----        -----
Total deferred tax liabilities                             766          970
                                                         -----        -----

DEFERRED TAX ASSETS
Investments - basis differential                          (114)          --
Net unrealized loss on investments                        (393)          --
Reserves for annuity contracts                            (380)        (518)
Other                                                       --          (10)
                                                         -----        -----
Total deferred tax assets                                 (887)        (528)
                                                         -----        -----
(Asset)liability for deferred income taxes               $(121)       $ 442
                                                         =====        =====

   The Company's tax years prior to 2000 are closed for federal tax purposes. The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2007, such proposed adjustments would not result in a material change to the Company's consolidated financial condition, results of operations or cash flows.

13.RELATED-PARTY TRANSACTIONS

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing, and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $26.4 million, $22.9 million and $23.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administration services to affiliated entities. Amounts received for such services totaled $19.8 million, $15.3 million and $16.3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   During the years ended December 31, 2007, 2006 and 2005, the Company paid $19.0 million, $25.8 million and $23.5 million, respectively, to an affiliate to administer the Company's securities lending program (see Note
   2).

                         AIG ANNUITY INSURANCE COMPANY

   On December 7, 2005, the Company acquired 5.75% Senior Notes due
   December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $175.1 million. The Company recognized interest income on the Notes of $10.1 million, $10.6 million and $0.5 million during 2007, 2006 and 2005, respectively. Other affiliates of the Company are also holders of the same class of securities.

   On August 3, 2005 the Company purchased a 60% interest in AIG Investor Ocean Star (Gibraltar) Limited ("Gibco") for $75.0 million. The remaining interest in Gibco is held by an affiliate of the Company. Gibco purchased a 13.66% interest in InterGen, N.V., an entity engaged in operating international power generation facilities. In December 2005, Gibco sold a portion of its interest in InterGen N.V., resulting in a $27.0 million decrease in the Company's investment. Gibco's interest in InterGen, N.V. was 8.64% at December 31, 2007. The accounts of AIG Investor Ocean Star (Gibraltar) Limited have been included in the Company's consolidated financial statements as of December 31, 2007 and 2006 and the year ended
   December 31,2007, December 31, 2006 and for the period from August 3, 2005 to December 31, 2005.

   On January 14, 2004, the Company purchased 61.3% of the non-voting preferred equity issued by Castle 2 Trust for $185.0 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust are held by affiliates of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $185.0 million on January 14, 2004. On January 14, 2004, the Company purchased $60.0 million of fixed rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. In accordance with FIN 46(R), the accounts of Castle 2 Trust have been included in these consolidated financial statements as of and for the years ended December 31, 2007, 2006 and 2005 (see Note 2).

   On September 23, 2003, the Company purchased 32.0% of the non-voting preferred equity issued by Castle 1 Trust, an affiliate, for $85.8 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $218.5 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware special-purpose statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

                         AIG ANNUITY INSURANCE COMPANY

14. EMPLOYEE BENEFIT PLANS


    Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                                 Annual Report
                               December 31, 2007

                                   Contents

Report of Independent Registered Public Accounting Firm....................  1
Statement of Assets and Liabilities........................................  2
Schedule of Portfolio Investments.......................................... 12
Statement of Operations.................................................... 13
Statement of Changes in Net Assets......................................... 23
Notes to Financial Statements.............................................. 42

[LOGO] PricewaterhouseCoopers LLP

                                                     PricewaterhouseCoopers LLP
                                                     1201 Louisiana
                                                     Suite 2900
                                                     Houston TX 77002-5678
                                                     Telephone (713) 356 4000
                                                     Facsimile (713) 356 4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Annuity Insurance Company and Contract Owners of A.G. Separate Account A

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of A.G. Separate Account A (the "Separate Account") listed in Note 1 at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 4, 2008

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Assets and Liabilities
                               December 31, 2007

                                                                                                               JP Morgan
                                                                                                               Insurance
                                                              JP Morgan        JP Morgan       JP Morgan         Trust
                                                           Insurance Trust  Insurance Trust Insurance Trust Diversified Mid
                                                             Diversified        Equity      Intrepid Growth    Cap Value
                                                           Equity Portfolio Index Portfolio    Portfolio       Portfolio
                                                              Division 1      Division 2      Division 3      Division 4
                                                           ---------------- --------------- --------------- ---------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value...  $   12,267,876   $  3,313,443   $   14,541,624   $ 11,671,165
                                                            --------------   ------------   --------------   ------------
Net Assets................................................  $   12,267,876   $  3,313,443   $   14,541,624   $ 11,671,165
                                                            ==============   ============   ==============   ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With
     Right Of Reinvestment)...............................  $   12,267,876   $  3,313,443   $   14,541,624   $ 11,671,165
                                                            --------------   ------------   --------------   ------------
Total Contract Owner Reserves.............................  $   12,267,876   $  3,313,443   $   14,541,624   $ 11,671,165
                                                            ==============   ============   ==============   ============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets.............................................  $   12,267,876   $  3,313,443   $   14,541,624   $ 11,671,165
   Accumulation Units Outstanding.........................   1,112,869.594    298,992.336    1,812,664.757    563,180.065
   Unit Value of Units Outstanding........................  $    11.023642   $  11.082033   $     8.022236   $  20.723683
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets.............................................  $           --   $         --   $           --   $         --
   Accumulation Units Outstanding.........................              --             --               --             --
   Unit Value of Units Outstanding........................  $           --   $         --   $           --   $         --
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets.............................................  $           --   $         --   $           --   $         --
   Accumulation Units Outstanding.........................              --             --               --             --
   Unit Value of Units Outstanding........................  $           --   $         --   $           --   $         --
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets.............................................  $           --   $         --   $           --   $         --
   Accumulation Units Outstanding.........................              --             --               --             --
   Unit Value of Units Outstanding........................  $           --   $         --   $           --   $         --

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Assets and Liabilities (Continued)
                               December 31, 2007

                                                              JP Morgan
                                                              Insurance      JP Morgan
                                                                Trust        Insurance       JP Morgan       JP Morgan
                                                           Diversified Mid Trust Intrepid Insurance Trust Insurance Trust
                                                             Cap Growth       Mid Cap       Government       Core Bond
                                                              Portfolio      Portfolio    Bond Portfolio     Portfolio
                                                             Division 5      Division 6     Division 7      Division 8
                                                           --------------- -------------- --------------- ---------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value...  $  8,601,962    $  2,368,314  $   17,530,620  $   17,055,150
                                                            ------------    ------------  --------------  --------------
Net Assets................................................  $  8,601,962    $  2,368,314  $   17,530,620  $   17,055,150
                                                            ============    ============  ==============  ==============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With
     Right Of Reinvestment)...............................  $  8,601,962    $  2,368,314  $   17,530,620  $   17,055,150
                                                            ------------    ------------  --------------  --------------
Total Contract Owner Reserves.............................  $  8,601,962    $  2,368,314  $   17,530,620  $   17,055,150
                                                            ============    ============  ==============  ==============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets.............................................  $  8,601,962    $  2,368,314  $   17,530,620  $   17,055,150
   Accumulation Units Outstanding.........................  $488,258.278     126,366.841   1,158,286.761   1,137,715.535
   Unit Value of Units Outstanding........................  $  17.617648    $  18.741578  $    15.134957  $    14.990698
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets.............................................  $         --    $         --  $           --  $           --
   Accumulation Units Outstanding.........................            --              --              --              --
   Unit Value of Units Outstanding........................  $         --    $         --  $           --  $           --
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets.............................................  $         --    $         --  $           --  $           --
   Accumulation Units Outstanding.........................            --              --              --              --
   Unit Value of Units Outstanding........................  $         --    $         --  $           --  $           --
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets.............................................  $         --    $         --  $           --  $           --
   Accumulation Units Outstanding.........................            --              --              --              --
   Unit Value of Units Outstanding........................  $         --    $         --  $           --  $           --

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Assets and Liabilities (Continued)
                               December 31, 2007

                                                                   JP Morgan
                                                                   Insurance       AIM V.I.        AIM V.I.
                                                                 Trust Balanced     Premier      International
                                                                   Portfolio      Equity Fund     Growth Fund
                                                                   Division 9   Division 20/(1)/  Division 21
                                                                 -------------- ---------------  -------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value.........  $  5,919,587        $--        $  9,486,872
                                                                  ------------        ---        ------------
Net Assets......................................................  $  5,919,587        $--        $  9,486,872
                                                                  ============        ===        ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With Right
     Of Reinvestment)...........................................  $  5,919,587        $--        $  9,486,872
                                                                  ------------        ---        ------------
Total Contract Owner Reserves...................................  $  5,919,587        $--        $  9,486,872
                                                                  ============        ===        ============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets...................................................  $  5,919,587        $--        $  9,486,872
   Accumulation Units Outstanding...............................   481,827.449         --         542,627.863
   Unit Value of Units Outstanding..............................  $  12.285699        $--        $  17.483201
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets...................................................  $         --        $--        $         --
   Accumulation Units Outstanding...............................            --         --                  --
   Unit Value of Units Outstanding..............................  $         --        $--        $         --
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets...................................................  $         --        $--        $         --
   Accumulation Units Outstanding...............................            --         --                  --
   Unit Value of Units Outstanding..............................  $         --        $--        $         --
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets...................................................  $         --        $--        $         --
   Accumulation Units Outstanding...............................            --         --                  --
   Unit Value of Units Outstanding..............................  $         --        $--        $         --

                                                                   Van Kampen LIT
                                                                  Strategic Growth
                                                                      Portfolio
                                                                 Division 22 and 136
                                                                 -------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value.........    $ 14,080,736
                                                                    ------------
Net Assets......................................................    $ 14,080,736
                                                                    ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With Right
     Of Reinvestment)...........................................    $ 14,080,736
                                                                    ------------
Total Contract Owner Reserves...................................    $ 14,080,736
                                                                    ============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets...................................................    $  6,216,824
   Accumulation Units Outstanding...............................     547,980.357
   Unit Value of Units Outstanding..............................    $  11.344976
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets...................................................    $  7,015,489
   Accumulation Units Outstanding...............................     296,683.751
   Unit Value of Units Outstanding..............................    $  23.646354
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets...................................................    $    513,286
   Accumulation Units Outstanding...............................      21,912.483
   Unit Value of Units Outstanding..............................    $  23.424363
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets...................................................    $    335,137
   Accumulation Units Outstanding...............................      21,879.949
   Unit Value of Units Outstanding..............................    $  15.317083

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Assets and Liabilities (Continued)
                               December 31, 2007

                                                        Franklin         Templeton
                                                      Small-Mid Cap     Developing          Oppenheimer       VALIC Company I
                                                         Growth     Markets Securities      High Income       Money Market I
                                                       Securities          Fund              Fund /VA            Portfolio
                                                       Division 23  Division 24 and 115 Division 25 and 114 Division 26 and 132
                                                      ------------- ------------------- ------------------- -------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value........................................... $  1,752,435      $ 2,698,085        $  6,912,798        $  2,534,927
                                                      ------------      -----------        ------------        ------------
Net Assets........................................... $  1,752,435      $ 2,698,085        $  6,912,798        $  2,534,927
                                                      ============      ===========        ============        ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals
     With Right Of Reinvestment)..................... $  1,752,435      $ 2,698,085        $  6,912,798        $  2,534,927
                                                      ------------      -----------        ------------        ------------
Total Contract Owner Reserves........................ $  1,752,435      $ 2,698,085        $  6,912,798        $  2,534,927
                                                      ============      ===========        ============        ============
Contracts with Mortality and Expense Risk Charge of
  1.15%
   Net Assets........................................ $  1,752,435      $ 1,436,321        $  4,991,802        $    643,100
   Accumulation Units Outstanding....................  132,397.585       54,044.882         379,802.993          54,664.452
   Unit Value of Units Outstanding................... $  13.236146      $ 26.576448        $  13.143136        $  11.764501
Contracts with Mortality and Expense Risk Charge of
  1.40%
   Net Assets........................................ $         --      $   990,129        $  1,483,102        $  1,448,929
   Accumulation Units Outstanding....................           --       29,148.086         111,415.962         109,596.767
   Unit Value of Units Outstanding................... $         --      $ 33.968921        $  13.311396        $  13.220545
Contracts with Mortality and Expense Risk Charge of
  1.45%
   Net Assets........................................ $         --      $    88,280        $     79,156        $    119,402
   Accumulation Units Outstanding....................           --        2,649.289           5,974.227           9,117.148
   Unit Value of Units Outstanding................... $         --      $ 33.322252        $  13.249540        $  13.096420
Contracts with Mortality and Expense Risk Charge of
  1.50%
   Net Assets........................................ $         --      $   183,355        $    358,738        $    323,496
   Accumulation Units Outstanding....................           --        6,867.963          27,440.682          27,322.191
   Unit Value of Units Outstanding................... $         --      $ 26.697133        $  13.073217        $  11.840046

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Assets and Liabilities (Continued)
                               December 31, 2007

                                                           Van Kampen
                                                               LIT                                           Oppenheimer
                                                           Enterprise   Putnam VT Global    AIM V.I. Core    Main Street
                                                            Portfolio      Equity Fund       Equity Fund         Fund
                                                           Division 27 Division 29 and 149 Division 30 /(1)/ Division 111
                                                           ----------- ------------------- ----------------  ------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value... $   867,416     $   578,638      $   14,824,344   $  8,800,275
                                                           -----------     -----------      --------------   ------------
Net Assets................................................ $   867,416     $   578,638      $   14,824,344   $  8,800,275
                                                           ===========     ===========      ==============   ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With
     Right Of Reinvestment)............................... $   867,416     $   578,638      $   14,824,344   $  8,800,275
                                                           -----------     -----------      --------------   ------------
Total Contract Owner Reserves............................. $   867,416     $   578,638      $   14,824,344   $  8,800,275
                                                           ===========     ===========      ==============   ============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets............................................. $   867,416     $   121,193      $   14,824,344   $         --
   Accumulation Units Outstanding.........................  95,902.690       9,349.899       1,275,132.980             --
   Unit Value of Units Outstanding........................ $  9.044749     $ 12.961958      $    11.625724   $         --
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets............................................. $        --     $   257,387      $           --   $  6,729,430
   Accumulation Units Outstanding.........................          --      26,819.587                  --    508,846.154
   Unit Value of Units Outstanding........................ $        --     $  9.596961      $           --   $  13.224882
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets............................................. $        --     $    37,337      $           --   $    268,069
   Accumulation Units Outstanding.........................          --       3,904.422                  --     19,721.146
   Unit Value of Units Outstanding........................ $        --     $  9.562776      $           --   $  13.592984
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets............................................. $        --     $   162,721      $           --   $  1,802,776
   Accumulation Units Outstanding.........................          --      17,077.676                  --    149,719.601
   Unit Value of Units Outstanding........................ $        --     $  9.528277      $           --   $  12.041012

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Assets and Liabilities (Continued)
                               December 31, 2007

                                                                 Oppenheimer  Oppenheimer   Templeton     AIM V.I.
                                                                   Capital    Main Street    Foreign      Capital
                                                                 Appreication  Small Cap    Securities  Appreciation
                                                                     Fund         Fund         Fund         Fund
                                                                 Division 112 Division 113 Division 116 Division 117
                                                                 ------------ ------------ ------------ ------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value......... $  6,656,701 $  2,809,555 $ 1,651,948  $  3,313,716
                                                                 ------------ ------------ -----------  ------------
Net Assets...................................................... $  6,656,701 $  2,809,555 $ 1,651,948  $  3,313,716
                                                                 ============ ============ ===========  ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of Applicable
     Contract Loans - Partial Withdrawals With Right Of
     Reinvestment).............................................. $  6,656,701 $  2,809,555 $ 1,651,948  $  3,313,716
                                                                 ------------ ------------ -----------  ------------
Total Contract Owner Reserves................................... $  6,656,701 $  2,809,555 $ 1,651,948  $  3,313,716
                                                                 ============ ============ ===========  ============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets................................................... $         -- $         -- $        --  $         --
   Accumulation Units Outstanding...............................           --           --          --            --
   Unit Value of Units Outstanding.............................. $         -- $         -- $        --  $         --
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets................................................... $  5,171,340 $  2,222,884 $ 1,320,527  $  2,404,724
   Accumulation Units Outstanding...............................  338,728.750  104,823.711  73,920.543   183,385.988
   Unit Value of Units Outstanding.............................. $  15.266906 $  21.205930 $ 17.864141  $  13.112910
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets................................................... $    374,432 $    110,886 $    25,880  $    155,802
   Accumulation Units Outstanding...............................   26,337.332    5,253.401   1,446.008    13,236.027
   Unit Value of Units Outstanding.............................. $  14.216778 $  21.107441 $ 17.897394  $  11.771055
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets................................................... $  1,110,929 $    475,785 $   305,541  $    753,190
   Accumulation Units Outstanding...............................   72,002.867   25,046.817  18,124.468    65,253.963
   Unit Value of Units Outstanding.............................. $  15.428955 $  18.995828 $ 16.857929  $  11.542447

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Assets and Liabilities (Continued)
                               December 31, 2007

                                                                                 VALIC        VALIC         VALIC
                                                                   AIM V.I.    Company I    Company I     Company I
                                                                 Diversified  Stock Index    Growth &   International
                                                                 Income Fund      Fund     Income Fund  Equities Fund
                                                                 Division 118 Division 133 Division 134 Division 135
                                                                 ------------ ------------ ------------ -------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value......... $ 1,459,025  $  8,993,337 $  6,958,138 $  2,898,244
                                                                 -----------  ------------ ------------ ------------
Net Assets...................................................... $ 1,459,025  $  8,993,337 $  6,958,138 $  2,898,244
                                                                 ===========  ============ ============ ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of Applicable
     Contract Loans - Partial Withdrawals With Right Of
     Reinvestment).............................................. $ 1,459,025  $  8,993,337 $  6,958,138 $  2,898,244
                                                                 -----------  ------------ ------------ ------------
Total Contract Owner Reserves................................... $ 1,459,025  $  8,993,337 $  6,958,138 $  2,898,244
                                                                 ===========  ============ ============ ============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets................................................... $        --  $         -- $         -- $         --
   Accumulation Units Outstanding...............................          --            --           --           --
   Unit Value of Units Outstanding.............................. $        --  $         -- $         -- $         --
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets................................................... $   990,609  $  7,832,234 $  6,252,369 $  2,268,727
   Accumulation Units Outstanding...............................  85,970.041   368,502.797  363,028.816  136,748.025
   Unit Value of Units Outstanding.............................. $ 11.522718  $  21.254205 $  17.222791 $  16.590565
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets................................................... $    32,977  $    255,806 $    299,531 $    200,115
   Accumulation Units Outstanding...............................   2,835.899    12,149.605   17,556.363   12,176.313
   Unit Value of Units Outstanding.............................. $ 11.628417  $  21.054677 $  17.061136 $  16.434778
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets................................................... $   435,439  $    905,297 $    406,238 $    429,402
   Accumulation Units Outstanding...............................  37,989.007    76,726.018   36,360.456   33,816.459
   Unit Value of Units Outstanding.............................. $ 11.462237  $  11.799086 $  11.172522 $  12.698017

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Assets and Liabilities (Continued)
                               December 31, 2007

                                                                      VALIC         PIMCO     Janus Aspen   Janus Aspen
                                                                    Company I    Premier VIT   Large Cap   International
                                                                   Government      Managed       Growth       Growth
                                                                 Securities Fund  Portfolio    Portfolio     Portfolio
                                                                  Division 138   Division 139 Division 141 Division 142
                                                                 --------------- ------------ ------------ -------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value.........  $  7,381,575   $ 12,580,845 $ 1,112,669   $ 1,137,798
                                                                  ------------   ------------ -----------   -----------
Net Assets......................................................  $  7,381,575   $ 12,580,845 $ 1,112,669   $ 1,137,798
                                                                  ============   ============ ===========   ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of Applicable
     Contract Loans - Partial Withdrawals With Right Of
     Reinvestment)..............................................  $  7,381,575   $ 12,580,845 $ 1,112,669   $ 1,137,798
                                                                  ------------   ------------ -----------   -----------
Total Contract Owner Reserves...................................  $  7,381,575   $ 12,580,845 $ 1,112,669   $ 1,137,798
                                                                  ============   ============ ===========   ===========
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets...................................................  $         --   $         -- $        --   $        --
   Accumulation Units Outstanding...............................            --             --          --            --
   Unit Value of Units Outstanding..............................  $         --   $         -- $        --   $        --
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets...................................................  $  5,965,075   $ 10,917,551 $   717,984   $   897,045
   Accumulation Units Outstanding...............................   361,883.949    540,959.846  88,195.152    47,153.784
   Unit Value of Units Outstanding..............................  $  16.483393   $  20.181814 $  8.140857   $ 19.023820
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets...................................................  $    456,699   $    673,026 $    48,176   $    41,823
   Accumulation Units Outstanding...............................    27,969.237     33,664.096   5,938.915     2,206.307
   Unit Value of Units Outstanding..............................  $  16.328621   $  19.992398 $  8.111926   $ 18.956109
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets...................................................  $    959,801   $    990,268 $   346,509   $   198,930
   Accumulation Units Outstanding...............................    65,615.669     80,648.604  42,870.774    10,532.249
   Unit Value of Units Outstanding..............................  $  14.627619   $  12.278799 $  8.082637   $ 18.887708

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Assets and Liabilities (Continued)
                               December 31, 2007

                                                                                  VALIC
                                                                    MFS VIT     Company I       VALIC        VALIC
                                                                    Capital     Science &    Company II    Company II
                                                                 Opportunities  Technology  Mid Cap Value  Strategic
                                                                    Series         Fund         Fund       Bond Fund
                                                                 Division 143  Division 144 Division 145  Division 146
                                                                 ------------- ------------ ------------- ------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value.........  $   606,153  $   514,120  $  2,867,657  $ 1,016,943
                                                                  -----------  -----------  ------------  -----------
Net Assets......................................................  $   606,153  $   514,120  $  2,867,657  $ 1,016,943
                                                                  ===========  ===========  ============  ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of Applicable
     Contract Loans - Partial Withdrawals With Right Of
     Reinvestment)..............................................  $   606,153  $   514,120  $  2,867,657  $ 1,016,943
                                                                  -----------  -----------  ------------  -----------
Total Contract Owner Reserves...................................  $   606,153  $   514,120  $  2,867,657  $ 1,016,943
                                                                  ===========  ===========  ============  ===========
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets...................................................  $        --  $        --  $         --  $        --
   Accumulation Units Outstanding...............................           --           --            --           --
   Unit Value of Units Outstanding..............................  $        --  $        --  $         --  $        --
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets...................................................  $   511,352  $   377,630  $  2,400,199  $   793,432
   Accumulation Units Outstanding...............................   59,642.401   73,876.585   133,725.824   47,226.679
   Unit Value of Units Outstanding..............................  $  8.573632  $  5.111629  $  17.948658  $ 16.800501
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets...................................................  $    15,372  $    21,991  $     76,704  $    71,075
   Accumulation Units Outstanding...............................    1,799.351    4,317.469     4,288.782    4,245.662
   Unit Value of Units Outstanding..............................  $  8.543081  $  5.093397  $  17.884797  $ 16.740704
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets...................................................  $    79,429  $   114,499  $    390,754  $   152,436
   Accumulation Units Outstanding...............................    9,331.092   22,561.390    21,927.401    9,138.653
   Unit Value of Units Outstanding..............................  $  8.512294  $  5.075012  $  17.820372  $ 16.680357

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Assets and Liabilities (Continued)
                               December 31, 2007

                                                                                             VALIC
                                                                                           Company II   Putnam VT
                                                                                           High Yield   Discovery
                                                                                           Bond Fund   Growth Fund
                                                                                          Division 147 Division 148
                                                                                          ------------ ------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value.................................. $   605,401  $   574,385
                                                                                          -----------  -----------
Net Assets............................................................................... $   605,401  $   574,385
                                                                                          ===========  ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)............................................. $   605,401  $   574,385
                                                                                          -----------  -----------
Total Contract Owner Reserves............................................................ $   605,401  $   574,385
                                                                                          ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets............................................................................ $        --  $        --
   Accumulation Units Outstanding........................................................          --           --
   Unit Value of Units Outstanding....................................................... $        --  $        --
Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets............................................................................ $   550,942  $   276,994
   Accumulation Units Outstanding........................................................  32,978.858   39,960.175
   Unit Value of Units Outstanding....................................................... $ 16.705903  $  6.931750
Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets............................................................................ $     6,630  $    98,309
   Accumulation Units Outstanding........................................................     398.257   14,233.220
   Unit Value of Units Outstanding....................................................... $ 16.646438  $  6.907034
Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets............................................................................ $    47,829  $   199,082
   Accumulation Units Outstanding........................................................   2,883.638   28,927.430
   Unit Value of Units Outstanding....................................................... $ 16.586441  $  6.882123

/(1)/The AIM V.I. Premier Equity Fund was merged with AIM V.I. Core Equity Fund as of May 1, 2006.

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                       Schedule of Portfolio Investments
                               December 31, 2007

                                                                       Net Asset
                                                                       Value Per  Net Asset
Underlying Fund                                 Division    Shares       Share      Value       Cost
---------------                                 -------- ------------- --------- ----------- -----------
JPMIT Diversified Equity Portfolio.............        1   668,913.613  $18.34   $12,267,876 $ 9,009,564
JPMIT Equity Index Portfolio...................        2   257,454.780   12.87     3,313,443   2,479,384
JPMIT Intrepid Growth Portfolio................        3   888,309.369   16.37    14,541,624  10,497,779
JPMIT Diversified Mid Cap Value Portfolio......        4 1,293,920.732    9.02    11,671,165  14,128,913
JPMIT Diversified Mid Cap Growth Portfolio.....        5   415,754.567   20.69     8,601,962   6,571,778
JPMIT Intrepid Mid Cap Portfolio...............        6   132,902.068   17.82     2,368,314   2,189,261
JPMIT Government Bond Portfolio................        7 1,537,773.712   11.40    17,530,620  17,474,760
JPMIT Core Bond Portfolio......................        8 1,494,754.627   11.41    17,055,150  16,880,258
JPMIT Balanced Portfolio.......................        9   358,762.848   16.50     5,919,587   5,015,078
AIM V.I. International Growth Fund.............       21   282,095.511   33.63     9,486,872   4,254,985
Van Kampen LIT Strategic Growth Portfolio...... 22 & 136   418,074.109   33.68    14,080,736  11,072,487
Franklin Small-Mid Cap Growth Securities.......       23    76,492.143   22.91     1,752,435   1,255,721
Templeton Developing Markets Securities Fund... 24 & 115   168,630.313   16.00     2,698,085   1,663,306
Oppenheimer High Income Fund/VA................ 25 & 114   869,534.340    7.95     6,912,798   7,079,548
VALIC Company I Money Market I Fund............ 26 & 132 2,534,927.000    1.00     2,534,927   2,534,923
Van Kampen LIT Enterprise Portfolio............       27    49,651.746   17.47       867,416     602,590
Putnam VT Global Equity Fund................... 29 & 149    39,961.188   14.48       578,638     389,941
AIM V.I. Core Equity Fund......................       30   509,252.640   29.11    14,824,344  12,803,555
Oppenheimer Main Street Fund...................      111   343,626.522   25.61     8,800,275   6,441,123
Oppenheimer Capital Appreciation Fund..........      112   141,091.585   47.18     6,656,701   4,880,811
Oppenheimer Main Street Small Cap Fund.........      113   154,371.154   18.20     2,809,555   2,057,506
Templeton Foreign Securities Fund..............      116    81,577.666   20.25     1,651,948   1,140,612
AIM V.I. Capital Appreciation Fund.............      117   112,826.558   29.37     3,313,716   2,481,249
AIM V.I. Diversified Income Fund...............      118   187,054.487    7.80     1,459,025   1,612,316
VALIC Company I Stock Index Fund...............      133   249,745.543   36.01     8,993,337   7,996,955
VALIC Company I Growth & Income Fund...........      134   422,473.467   16.47     6,958,138   5,969,017
VALIC Company I International Equities Fund....      135   269,855.121   10.74     2,898,244   1,948,353
VALIC Company I Government Securities Fund.....      138   712,507.245   10.36     7,381,575   7,443,559
PIMCO Premier VIT Managed Portfolio............      139   324,834.624   38.73    12,580,845  12,761,496
Janus Aspen Large Cap Growth Portfolio.........      141    42,680.062   26.07     1,112,669     773,310
Janus Aspen Series International Growth
  Portfolio....................................      142    17,637.551   64.51     1,137,798     565,015
MFS VIT Capital Opportunities Series...........      143    35,282.480   17.18       606,153     422,707
VALIC Company I Science & Technology Fund......      144    34,974.129   14.70       514,120     374,149
VALIC Company II Mid Cap Value Fund............      145   165,569.094   17.32     2,867,657   2,661,043
VALIC Company II Strategic Bond Fund...........      146    91,369.519   11.13     1,016,943     984,144
VALIC Company II High Yield Bond Fund..........      147    69,506.384    8.71       605,401     629,200
Putnam VT Discovery Growth Fund................      148    96,697.811    5.94       574,385     455,975

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                            Statement of Operations
                     For the Year Ended December 31, 2007

                                                                                                        JP Morgan
                                                                     JP Morgan  JP Morgan  JP Morgan    Insurance
                                                                     Insurance  Insurance  Insurance      Trust
                                                                       Trust      Trust      Trust     Diversified
                                                                    Diversified   Equity    Intrepid     Mid Cap
                                                                      Equity      Index      Growth       Value
                                                                     Portfolio  Portfolio  Portfolio    Portfolio
                                                                    Division 1  Division 2 Division 3  Division 4
                                                                    ----------- ---------- ----------  -----------
Investment Income:
   Dividends From Mutual Funds..................................... $  168,853  $  70,586  $   32,322  $   316,744
Expenses:
   Mortality And Expense Risk Charge...............................    174,154     51,223     208,768      178,959
                                                                    ----------  ---------  ----------  -----------
Net Investment Income (Loss).......................................     (5,301)    19,363    (176,446)     137,785
                                                                    ----------  ---------  ----------  -----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares..............  1,089,387    830,837     890,567     (928,756)
   Realized Gain Distributions From Mutual Funds...................    717,610         --          --    7,525,313
                                                                    ----------  ---------  ----------  -----------
   Net Realized Gains (Losses).....................................  1,806,997    830,837     890,567    6,596,557
                                                                    ----------  ---------  ----------  -----------
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period........................................................   (384,324)  (655,743)  1,157,160   (6,502,220)
                                                                    ----------  ---------  ----------  -----------
Increase (Decrease) In Net Assets From Operations.................. $1,417,372  $ 194,457  $1,871,281  $   232,122
                                                                    ==========  =========  ==========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2007

                                                                     JP Morgan
                                                                     Insurance   JP Morgan  JP Morgan
                                                                       Trust     Insurance  Insurance  JP Morgan
                                                                    Diversified    Trust      Trust    Insurance
                                                                      Mid Cap     Intrepid  Government Trust Core
                                                                      Growth      Mid Cap      Bond       Bond
                                                                     Portfolio   Portfolio  Portfolio  Portfolio
                                                                    Division 5   Division 6 Division 7 Division 8
                                                                    -----------  ---------- ---------- ----------
Investment Income:
   Dividends From Mutual Funds..................................... $        --  $  22,840  $1,274,742 $1,154,419
Expenses:
   Mortality And Expense Risk Charge...............................     118,049     39,586     253,349    246,544
                                                                    -----------  ---------  ---------- ----------
Net Investment Income (Loss).......................................    (118,049)   (16,746)  1,021,393    907,875
                                                                    -----------  ---------  ---------- ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares..............   1,167,828    454,674     131,058    145,600
   Realized Gain Distributions From Mutual Funds...................   1,799,288    289,503          --         --
                                                                    -----------  ---------  ---------- ----------
   Net Realized Gains (Losses).....................................   2,967,116    744,177     131,058    145,600
                                                                    -----------  ---------  ---------- ----------
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period........................................................  (1,301,618)  (613,642)    102,041    (48,160)
                                                                    -----------  ---------  ---------- ----------
Increase (Decrease) In Net Assets From Operations.................. $ 1,547,449  $ 113,789  $1,254,492 $1,005,315
                                                                    ===========  =========  ========== ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2007

                                              JP Morgan
                                              Insurance
                                                Trust        AIM V.I.        AIM V.I.        Van Kampen
                                               Balanced      Premier       International    LIT Strategic
                                              Portfolio    Equity Fund      Growth Fund   Growth Portfolio
                                              Division 9 Division 20 /(1)/  Division 21  Division 22 and 136
                                              ---------- ----------------  ------------- -------------------
Investment Income:
   Dividends From Mutual Funds............... $ 265,060        $--          $    39,387      $    7,925
Expenses:
   Mortality And Expense Risk Charge.........    88,793         --              133,701         205,412
                                              ---------        ---          -----------      ----------
Net Investment Income (Loss).................   176,267         --              (94,314)       (197,487)
                                              ---------        ---          -----------      ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.............................   585,874         --            2,686,169        (556,609)
   Realized Gain Distributions From Mutual
     Funds...................................    50,382         --                   --              --
                                              ---------        ---          -----------      ----------
   Net Realized Gains (Losses)...............   636,256         --            2,686,169        (556,609)
                                              ---------        ---          -----------      ----------
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period........  (385,116)        --           (1,071,548)      3,023,802
                                              ---------        ---          -----------      ----------
Increase (Decrease) In Net Assets From
  Operations................................. $ 427,407        $--          $ 1,520,307      $2,269,706
                                              =========        ===          ===========      ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2007

                                                          Franklin
                                                          Small-Mid       Templeton
                                                             Cap         Developing                            VALIC Company I
                                                           Growth    Markets Securities   Oppenheimer High     Money Market I
                                                         Securities         Fund           Income Fund /VA        Portfolio
                                                         Division 23 Division 24 and 115 Division 25 and 114 Division 26 and 132
                                                         ----------- ------------------- ------------------- -------------------
Investment Income:
   Dividends From Mutual Funds..........................  $      --      $   70,503           $ 748,403           $129,562
Expenses:
   Mortality And Expense Risk Charge....................     25,284          39,291             116,418             37,894
                                                          ---------      ----------           ---------           --------
Net Investment Income (Loss)............................    (25,284)         31,212             631,985             91,668
                                                          ---------      ----------           ---------           --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares...    293,282       1,055,971             305,775                 --
   Realized Gain Distributions From Mutual Funds........    152,737         230,277                  --                 --
                                                          ---------      ----------           ---------           --------
   Net Realized Gains (Losses)..........................    446,019       1,286,248             305,775                 --
                                                          ---------      ----------           ---------           --------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period..................................   (183,685)       (598,556)           (990,352)                --
                                                          ---------      ----------           ---------           --------
Increase (Decrease) In Net Assets From Operations.......  $ 237,050      $  718,904           $ (52,592)          $ 91,668
                                                          =========      ==========           =========           ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2007

                                              Van Kampen
                                                  LIT          Putnam VT          AIM V.I.      Oppenheimer
                                              Enterprise     Global Equity      Core Equity     Main Street
                                               Portfolio         Fund               Fund            Fund
                                              Division 27 Division 29 and 149 Division 30 /(1)/ Division 111
                                              ----------- ------------------- ----------------  ------------
Investment Income:
   Dividends From Mutual Funds...............  $  4,944        $ 13,017          $  170,733      $ 110,507
Expenses:
   Mortality And Expense Risk Charge.........    12,223           8,880             216,371        150,783
                                               --------        --------          ----------      ---------
Net Investment Income (Loss).................    (7,279)          4,137             (45,638)       (40,276)
                                               --------        --------          ----------      ---------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.............................    82,632          63,652           1,082,081        847,876
   Realized Gain Distributions From Mutual
     Funds...................................        --              --                  --             --
                                               --------        --------          ----------      ---------
   Net Realized Gains (Losses)...............    82,632          63,652           1,082,081        847,876
                                               --------        --------          ----------      ---------
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period........    41,258         (17,055)            340,080       (416,107)
                                               --------        --------          ----------      ---------
Increase (Decrease) In Net Assets From
  Operations.................................  $116,611        $ 50,734          $1,376,523      $ 391,493
                                               ========        ========          ==========      =========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2007

                                              Oppenheimer  Oppenheimer   Templeton     AIM V.I.
                                                Capital    Main Street    Foreign      Capital
                                              Appreciation  Small Cap    Securities  Appreciation
                                                  Fund         Fund         Fund         Fund
                                              Division 112 Division 113 Division 116 Division 117
                                              ------------ ------------ ------------ ------------
Investment Income:
   Dividends From Mutual Funds...............   $ 16,702    $  12,396    $  34,881     $     --
Expenses:
   Mortality And Expense Risk Charge.........    102,979       51,850       26,040       53,443
                                                --------    ---------    ---------     --------
Net Investment Income (Loss).................    (86,277)     (39,454)       8,841      (53,443)
                                                --------    ---------    ---------     --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares.............................    300,969      652,753      320,888       45,984
   Realized Gain Distributions From Mutual
     Funds...................................         --      132,192       79,560           --
                                                --------    ---------    ---------     --------
   Net Realized Gains (Losses)...............    300,969      784,945      400,448       45,984
                                                --------    ---------    ---------     --------
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period........    649,959     (783,953)    (176,321)     385,995
                                                --------    ---------    ---------     --------
Increase (Decrease) In Net Assets From
  Operations.................................   $864,651    $ (38,462)   $ 232,968     $378,536
                                                ========    =========    =========     ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2007

                                                                                                 VALIC         VALIC
                                                                      AIM V.I.      VALIC      Company I     Company I
                                                                    Diversified   Company I     Growth &   International
                                                                       Income    Stock Index     Income      Equities
                                                                        Fund         Fund         Fund         Fund
                                                                    Division 118 Division 133 Division 134 Division 135
                                                                    ------------ ------------ ------------ -------------
Investment Income:
   Dividends From Mutual Funds.....................................   $112,042     $143,427    $  89,251     $  68,591
Expenses:
   Mortality And Expense Risk Charge...............................     26,583      148,429      112,671        46,421
                                                                      --------     --------    ---------     ---------
Net Investment Income (Loss).......................................     85,459       (5,002)     (23,420)       22,170
                                                                      --------     --------    ---------     ---------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares..............    (65,168)     (89,249)     320,935       384,015
   Realized Gain Distributions From Mutual Funds...................         --      445,202      318,647        57,391
                                                                      --------     --------    ---------     ---------
   Net Realized Gains (Losses).....................................    (65,168)     355,953      639,582       441,406
                                                                      --------     --------    ---------     ---------
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period........................................................     (7,978)      87,432     (155,196)     (222,025)
                                                                      --------     --------    ---------     ---------
Increase (Decrease) In Net Assets From Operations..................   $ 12,313     $438,383    $ 460,966     $ 241,551
                                                                      ========     ========    =========     =========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2007

                                                                       VALIC
                                                                     Company I      PIMCO     Janus Aspen   Janus Aspen
                                                                     Government  Premier VIT   Large Cap   International
                                                                     Securities    Managed       Growth       Growth
                                                                        Fund      Portfolio    Portfolio     Portfolio
                                                                    Division 138 Division 139 Division 141 Division 142
                                                                    ------------ ------------ ------------ -------------
Investment Income:
   Dividends From Mutual Funds.....................................   $315,743   $   315,630    $  6,386     $  4,830
Expenses:
   Mortality And Expense Risk Charge...............................    112,703       205,616      16,207       16,049
                                                                      --------   -----------    --------     --------
Net Investment Income (Loss).......................................    203,040       110,014      (9,821)     (11,219)
                                                                      --------   -----------    --------     --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares..............    (67,442)      381,472      46,917      198,705
   Realized Gain Distributions From Mutual Funds...................         --     1,064,388          --           --
                                                                      --------   -----------    --------     --------
   Net Realized Gains (Losses).....................................    (67,442)    1,445,860      46,917      198,705
                                                                      --------   -----------    --------     --------
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period........................................................    305,180    (1,256,078)    100,981       74,158
                                                                      --------   -----------    --------     --------
Increase (Decrease) In Net Assets From Operations..................   $440,778   $   299,796    $138,077     $261,644
                                                                      ========   ===========    ========     ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2007

                                                                                     VALIC
                                                                       MFS VIT     Company I      VALIC        VALIC
                                                                       Capital     Science &    Company II   Company II
                                                                    Opportunities  Technology    Mid Cap     Strategic
                                                                       Series         Fund      Value Fund   Bond Fund
                                                                    Division 143  Division 144 Division 145 Division 146
                                                                    ------------- ------------ ------------ ------------
Investment Income:
   Dividends From Mutual Funds.....................................    $ 2,269      $    --     $  13,722     $ 43,931
Expenses:
   Mortality And Expense Risk Charge...............................      9,335        7,378        47,377       16,527
                                                                       -------      -------     ---------     --------
Net Investment Income (Loss).......................................     (7,066)      (7,378)      (33,655)      27,404
                                                                       -------      -------     ---------     --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares..............     56,869       30,312       253,700       58,332
   Realized Gain Distributions From Mutual Funds...................         --           --       248,450        6,709
                                                                       -------      -------     ---------     --------
   Net Realized Gains (Losses).....................................     56,869       30,312       502,150       65,041
                                                                       -------      -------     ---------     --------
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period........................................................     12,451       53,382      (386,545)     (63,134)
                                                                       -------      -------     ---------     --------
Increase (Decrease) In Net Assets From Operations..................    $62,254      $76,316     $  81,950     $ 29,311
                                                                       =======      =======     =========     ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2007

                                                VALIC Company    Putnam VT
                                                II High Yield Discovery Growth
                                                  Bond Fund         Fund
                                                Division 147    Division 148
                                                ------------- ----------------
  Investment Income:
     Dividends From Mutual Funds...............   $ 33,116        $     --
  Expenses:
     Mortality And Expense Risk Charge.........      9,580           8,741
                                                  --------        --------
  Net Investment Income (Loss).................     23,536          (8,741)
                                                  --------        --------
  Net Realized Gains (Losses) On Investments:
     Net Realized Gains (Losses) on Sale of
       Fund Shares.............................     21,572          50,425
     Realized Gain Distributions From Mutual
       Funds...................................      1,200          52,306
                                                  --------        --------
     Net Realized Gains (Losses)...............     22,772         102,731
                                                  --------        --------
     Net Change in Unrealized Appreciation
       (Depreciation) During The Period........    (43,350)        (43,310)
                                                  --------        --------
  Increase (Decrease) In Net Assets From
    Operations.................................   $  2,958        $ 50,680
                                                  ========        ========

/(1)/The AIM V.I. Premier Equity Fund was merged with AIM V.I. Core Equity Fund as of May 1, 2006.

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statements of Changes in Net Assets

                                                                             JP Morgan                 JP Morgan
                                                                          Insurance Trust           Insurance Trust
                                                                            Diversified                 Equity
                                                                         Equity Portfolio           Index Portfolio
                                                                            Division 1                Division 2
                                                                     ------------------------  ------------------------
                                                                     For The Year For The Year For The Year For The Year
                                                                        Ended        Ended        Ended        Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2007         2006         2007         2006
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)..................................... $    (5,301) $   (47,649) $    19,363  $    22,738
   Net Realized Gains (Losses) From Securities Transactions.........   1,806,997      (75,801)     830,837      315,358
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.........................................................    (384,324)   2,458,237     (655,743)     395,820
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations...................   1,417,372    2,334,787      194,457      733,916
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments................................................      12,311       39,751        6,786        1,127
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals....................................................  (5,487,603)  (4,215,883)  (1,903,930)  (1,951,625)
   Contract Maintenance Charge......................................          --           --           --           --
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...........................................    (251,823)      12,101     (285,293)    (234,607)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions...................................................  (5,727,115)  (4,164,031)  (2,182,437)  (2,185,105)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets.............................  (4,309,743)  (1,829,244)  (1,987,980)  (1,451,189)
Net Assets:
Beginning Of Period.................................................  16,577,619   18,406,863    5,301,423    6,752,612
                                                                     -----------  -----------  -----------  -----------
End Of Period....................................................... $12,267,876  $16,577,619  $ 3,313,443  $ 5,301,423
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received................       1,080        4,180          558          109
   Decrease For Surrendered Contracts...............................    (506,348)    (456,715)    (171,879)    (201,353)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................     (23,628)       1,300      (26,636)     (24,014)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................    (528,896)    (451,235)    (197,957)    (225,258)
   Accumulation Units At Beginning Of Period........................   1,641,766    2,093,001      496,949      722,207
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................   1,112,870    1,641,766      298,992      496,949
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received................          --           --           --           --
   Decrease For Surrendered Contracts...............................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --           --           --
   Accumulation Units At Beginning Of Period........................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received................          --           --           --           --
   Decrease For Surrendered Contracts...............................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --           --           --
   Accumulation Units At Beginning Of Period........................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received................          --           --           --           --
   Decrease For Surrendered Contracts...............................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --           --           --
   Accumulation Units At Beginning Of Period........................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --           --           --
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                             JP Morgan                 JP Morgan
                                                                          Insurance Trust           Insurance Trust
                                                                             Intrepid             Diversified Mid Cap
                                                                         Growth Portfolio           Value Portfolio
                                                                            Division 3                Division 4
                                                                     ------------------------  ------------------------
                                                                     For The Year For The Year For The Year For The Year
                                                                        Ended        Ended        Ended        Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2007         2006         2007         2006
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)..................................... $  (176,446) $  (247,826) $   137,785  $   (64,867)
   Net Realized Gains (Losses) From Securities Transactions.........     890,567   (1,291,725)   6,596,557    2,998,484
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.........................................................   1,157,160    2,357,834   (6,502,220)    (263,561)
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations...................   1,871,281      818,283      232,122    2,670,056
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments................................................      16,321       53,133       11,035       38,991
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals....................................................  (7,461,430)  (6,049,003)  (5,975,735)  (4,719,876)
   Contract Maintenance Charge......................................          --           --           --           --
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...........................................    (170,510)    (371,457)    (452,244)    (402,638)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions...................................................  (7,615,619)  (6,367,327)  (6,416,944)  (5,083,523)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets.............................  (5,744,338)  (5,549,044)  (6,184,822)  (2,413,467)
Net Assets:
Beginning Of Period.................................................  20,285,962   25,835,006   17,855,987   20,269,454
                                                                     -----------  -----------  -----------  -----------
End Of Period....................................................... $14,541,624  $20,285,962  $11,671,165  $17,855,987
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received................       2,033        6,919          470        2,051
   Decrease For Surrendered Contracts...............................    (955,878)    (864,223)    (275,767)    (246,862)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................     (21,619)     (53,260)     (20,993)     (21,434)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................    (975,464)    (910,564)    (296,290)    (266,245)
   Accumulation Units At Beginning Of Period........................   2,788,129    3,698,693      859,470    1,125,715
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................   1,812,665    2,788,129      563,180      859,470
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received................          --           --           --           --
   Decrease For Surrendered Contracts...............................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --           --           --
   Accumulation Units At Beginning Of Period........................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received................          --           --           --           --
   Decrease For Surrendered Contracts...............................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or.
   The AIGA General Account, Net....................................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --           --           --
   Accumulation Units At Beginning Of Period........................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received................          --           --           --           --
   Decrease For Surrendered Contracts...............................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or.
   The AIGA General Account, Net....................................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --           --           --
   Accumulation Units At Beginning Of Period........................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --           --           --
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                     JP Morgan Insurance Trust
                                                                     Diversified Mid Cap Growth JP Morgan Insurance Trust
                                                                             Portfolio          Intrepid Mid Cap Portfolio
                                                                            Division 5                 Division 6
                                                                     ------------------------   ------------------------
                                                                     For The Year  For The Year For The Year  For The Year
                                                                        Ended         Ended        Ended         Ended
                                                                     December 31,  December 31, December 31,  December 31,
                                                                         2007          2006         2007          2006
                                                                     ------------  ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)..................................... $  (118,049)  $  (149,745) $   (16,746)  $   (31,332)
   Net Realized Gains (Losses) From Securities Transactions.........   2,967,116     1,434,061      744,177     1,100,118
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.........................................................  (1,301,618)      (34,290)    (613,642)     (564,132)
                                                                     -----------   -----------  -----------   -----------
   Increase (Decrease) In Net Assets From Operations................   1,547,449     1,250,026      113,789       504,654
                                                                     -----------   -----------  -----------   -----------
Principal Transactions:
   Purchase Payments................................................       9,150        21,311        2,580         8,123
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals....................................................  (4,050,642)   (3,676,500)  (1,621,733)   (1,169,970)
   Contract Maintenance Charge......................................          --            --           --            --
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...........................................    (179,066)     (609,647)      (5,269)      (37,320)
                                                                     -----------   -----------  -----------   -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions...................................................  (4,220,558)   (4,264,836)  (1,624,422)   (1,199,167)
                                                                     -----------   -----------  -----------   -----------
Total Increase (Decrease) In Net Assets.............................  (2,673,109)   (3,014,810)  (1,510,633)     (694,513)
Net Assets:.........................................................
Beginning Of Period.................................................  11,275,071    14,289,881    3,878,947     4,573,460
                                                                     -----------   -----------  -----------   -----------
End Of Period....................................................... $ 8,601,962   $11,275,071  $ 2,368,314   $ 3,878,947
                                                                     ===========   ===========  ===========   ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received................         537         1,228           96           455
   Decrease For Surrendered Contracts...............................    (243,038)     (252,584)     (83,935)      (67,618)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................     (10,880)      (41,991)        (237)       (2,295)
                                                                     -----------   -----------  -----------   -----------
   Increase (Decrease) In Units Outstanding.........................    (253,381)     (293,347)     (84,076)      (69,458)
   Accumulation Units At Beginning Of Period........................     741,641     1,034,988      210,443       279,901
                                                                     -----------   -----------  -----------   -----------
   Accumulation Units At End Of Period..............................     488,260       741,641      126,367       210,443
                                                                     ===========   ===========  ===========   ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received................          --            --           --            --
   Decrease For Surrendered Contracts...............................          --            --           --            --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --            --           --            --
                                                                     -----------   -----------  -----------   -----------
   Increase (Decrease) In Units Outstanding.........................          --            --           --            --
   Accumulation Units At Beginning Of Period........................          --            --           --            --
                                                                     -----------   -----------  -----------   -----------
   Accumulation Units At End Of Period..............................          --            --           --            --
                                                                     ===========   ===========  ===========   ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received................          --            --           --            --
   Decrease For Surrendered Contracts...............................          --            --           --            --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --            --           --            --
                                                                     -----------   -----------  -----------   -----------
   Increase (Decrease) In Units Outstanding.........................          --            --           --            --
   Accumulation Units At Beginning Of Period........................          --            --           --            --
                                                                     -----------   -----------  -----------   -----------
   Accumulation Units At End Of Period..............................          --            --           --            --
                                                                     ===========   ===========  ===========   ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received................          --            --           --            --
   Decrease For Surrendered Contracts...............................          --            --           --            --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --            --           --            --
                                                                     -----------   -----------  -----------   -----------
   Increase (Decrease) In Units Outstanding.........................          --            --           --            --
   Accumulation Units At Beginning Of Period........................          --            --           --            --
                                                                     -----------   -----------  -----------   -----------
   Accumulation Units At End Of Period..............................          --            --           --            --
                                                                     ===========   ===========  ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                     JP Morgan Insurance Trust JP Morgan Insurance Trust
                                                                     Government Bond Portfolio    Core Bond Portfolio
                                                                            Division 7                Division 8
                                                                     ------------------------  ------------------------
                                                                     For The Year For The Year For The Year For The Year
                                                                        Ended        Ended        Ended        Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2007         2006         2007         2006
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)..................................... $ 1,021,393  $ 1,219,948  $   907,875  $   757,894
   Net Realized Gains (Losses) From Securities Transactions.........     131,058      157,510      145,600      136,333
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.........................................................     102,041     (819,736)     (48,160)    (153,271)
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations...................   1,254,492      557,722    1,005,315      740,956
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments................................................      26,113       59,587       25,734       58,402
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals....................................................  (8,699,087)  (6,604,490)  (8,739,644)  (6,263,423)
   Contract Maintenance Charge......................................          --           --           --           --
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...........................................    (330,067)    (661,314)     (19,430)      73,884
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions...................................................  (9,003,041)  (7,206,217)  (8,733,340)  (6,131,137)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets.............................  (7,748,549)  (6,648,495)  (7,728,025)  (5,390,181)
Net Assets:.........................................................
Beginning Of Period.................................................  25,279,169   31,927,664   24,783,175   30,173,356
                                                                     -----------  -----------  -----------  -----------
End Of Period....................................................... $17,530,620  $25,279,169  $17,055,150  $24,783,175
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received................       1,777        4,307        1,745        4,230
   Decrease For Surrendered Contracts...............................    (595,137)    (474,399)    (599,766)    (449,035)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................     (22,933)     (47,831)      (1,439)       4,812
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................    (616,293)    (517,923)    (599,460)    (439,993)
   Accumulation Units At Beginning Of Period........................   1,774,581    2,292,504    1,737,176    2,177,169
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................   1,158,288    1,774,581    1,137,716    1,737,176
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received................          --           --           --           --
   Decrease For Surrendered Contracts...............................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --           --           --
   Accumulation Units At Beginning Of Period........................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received................          --           --           --           --
   Decrease For Surrendered Contracts...............................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --           --           --
   Accumulation Units At Beginning Of Period........................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received................          --           --           --           --
   Decrease For Surrendered Contracts...............................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --           --           --
   Accumulation Units At Beginning Of Period........................          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --           --           --
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                     JP Morgan Insurance Trust
                                                                        Balanced Portfolio     AIM V.I. Premier Equity Fund
                                                                            Division 9              Division 20 /(1)/
                                                                     ------------------------  --------------------------
                                                                     For The Year For The Year   For The     For the Period
                                                                        Ended        Ended      Year Ended     January 1,
                                                                     December 31, December 31, December 31,     2006 to
                                                                         2007         2006         2007      April 30, 2006
                                                                     ------------ ------------ ------------  --------------
Operations:
   Net Investment Income (Loss)..................................... $   176,267  $   176,985      $--        $    158,728
   Net Realized Gains (Losses) From Securities Transactions.........     636,256       79,528       --             727,284
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.........................................................    (385,116)     649,617       --             364,373
                                                                     -----------  -----------      ---        ------------
Increase (Decrease) In Net Assets From Operations...................     427,407      906,130       --           1,250,385
                                                                     -----------  -----------      ---        ------------
Principal Transactions:
   Purchase Payments................................................       3,680       19,016       --              19,787
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals....................................................  (3,624,880)  (2,638,712)      --          (1,460,275)
   Contract Maintenance Charge......................................          --           --       --                  --
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...........................................    (128,719)     637,238       --         (24,410,206)
                                                                     -----------  -----------      ---        ------------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions...................................................  (3,749,919)  (1,982,458)      --         (25,850,694)
                                                                     -----------  -----------      ---        ------------
Total Increase (Decrease) In Net Assets.............................  (3,322,512)  (1,076,328)      --         (24,600,309)
Net Assets:
Beginning Of Period.................................................   9,242,099   10,318,427       --          24,600,309
                                                                     -----------  -----------      ---        ------------
End Of Period....................................................... $ 5,919,587  $ 9,242,099      $--        $         --
                                                                     ===========  ===========      ===        ============
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received................         221        1,761       --               4,754
   Decrease For Surrendered Contracts...............................    (296,668)    (237,488)      --            (179,338)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................     (10,906)      58,294       --          (2,953,614)
                                                                     -----------  -----------      ---        ------------
   Increase (Decrease) In Units Outstanding.........................    (307,353)    (177,433)      --          (3,128,198)
   Accumulation Units At Beginning Of Period........................     789,181      966,614       --           3,128,198
                                                                     -----------  -----------      ---        ------------
   Accumulation Units At End Of Period..............................     481,828      789,181       --                  --
                                                                     ===========  ===========      ===        ============
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received................          --           --       --                  --
   Decrease For Surrendered Contracts...............................          --           --       --                  --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --       --                  --
                                                                     -----------  -----------      ---        ------------
   Increase (Decrease) In Units Outstanding.........................          --           --       --                  --
   Accumulation Units At Beginning Of Period........................          --           --       --                  --
                                                                     -----------  -----------      ---        ------------
   Accumulation Units At End Of Period..............................          --           --       --                  --
                                                                     ===========  ===========      ===        ============
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received................          --           --       --                  --
   Decrease For Surrendered Contracts...............................          --           --       --                  --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --       --                  --
                                                                     -----------  -----------      ---        ------------
   Increase (Decrease) In Units Outstanding.........................          --           --       --                  --
   Accumulation Units At Beginning Of Period........................          --           --       --                  --
                                                                     -----------  -----------      ---        ------------
   Accumulation Units At End Of Period..............................          --           --       --                  --
                                                                     ===========  ===========      ===        ============
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received................          --           --       --                  --
   Decrease For Surrendered Contracts...............................          --           --       --                  --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --       --                  --
                                                                     -----------  -----------      ---        ------------
   Increase (Decrease) In Units Outstanding.........................          --           --       --                  --
   Accumulation Units At Beginning Of Period........................          --           --       --                  --
                                                                     -----------  -----------      ---        ------------
   Accumulation Units At End Of Period..............................          --           --       --                  --
                                                                     ===========  ===========      ===        ============

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                             AIM V.I.                 Van Kampen
                                                                           International             LIT Strategic
                                                                            Growth Fund            Growth Portfolio
                                                                            Division 21           Division 22 and 136
                                                                     ------------------------  ------------------------
                                                                     For The Year For The Year For The Year For The Year
                                                                        Ended        Ended        Ended        Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2007         2006         2007         2006
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)..................................... $   (94,314) $   (32,833) $  (197,487) $  (253,188)
   Net Realized Gains (Losses) From Securities Transactions.........   2,686,169    1,416,818     (556,609)  (2,946,158)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.........................................................  (1,071,548)   1,692,122    3,023,802    3,431,649
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations...................   1,520,307    3,076,107    2,269,706      232,303
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments................................................      12,438       27,282       57,726      112,519
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals....................................................  (4,675,530)  (3,618,830)  (5,276,189)  (4,776,355)
   Contract Maintenance Charge......................................          --           --       (5,196)      (7,002)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...........................................     (70,154)    (418,042)    (257,230)    (346,441)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions...................................................  (4,733,246)  (4,009,590)  (5,480,889)  (5,017,279)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets.............................  (3,212,939)    (933,483)  (3,211,183)  (4,784,976)
Net Assets:
Beginning Of Period.................................................  12,699,811   13,633,294   17,291,919   22,076,895
                                                                     -----------  -----------  -----------  -----------
End Of Period....................................................... $ 9,486,872  $12,699,811  $14,080,736  $17,291,919
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received................         536        2,089          666        2,206
   Decrease For Surrendered Contracts...............................    (277,387)    (267,251)    (293,828)    (250,079)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................      (4,212)     (32,033)     (15,725)     (16,911)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................    (281,063)    (297,195)    (308,887)    (264,784)
   Accumulation Units At Beginning Of Period........................     823,692    1,120,887      856,867    1,121,651
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................     542,629      823,692      547,980      856,867
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received................          --           --        2,089        3,802
   Decrease For Surrendered Contracts...............................          --           --      (91,598)    (103,668)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --       (2,863)      (6,078)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --      (92,372)    (105,944)
   Accumulation Units At Beginning Of Period........................          --           --      389,055      494,999
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --      296,683      389,055
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received................          --           --           (8)         150
   Decrease For Surrendered Contracts...............................          --           --       (2,408)      (6,227)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --          171       (2,498)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --       (2,245)      (8,575)
   Accumulation Units At Beginning Of Period........................          --           --       24,158       32,733
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --       21,913       24,158
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received................          --           --           50           91
   Decrease For Surrendered Contracts...............................          --           --       (7,148)     (12,954)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --           --       (2,192)        (683)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --           --       (9,290)     (13,546)
   Accumulation Units At Beginning Of Period........................          --           --       31,171       44,717
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --           --       21,881       31,171
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                          Franklin Small-Mid Cap     Templeton Developing
                                                                             Growth Securities      Markets Securities Fund
                                                                                Division 23           Division 24 and 115
                                                                         ------------------------  ------------------------
                                                                         For The Year   For The    For The Year   For The
                                                                            Ended      Year Ended     Ended      Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2007         2006         2007         2006
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)......................................... $   (25,284)  $  (33,853) $    31,212   $   (5,402)
   Net Realized Gains (Losses) From Securities Transactions.............     446,019      193,057    1,286,248      686,975
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................    (183,685)      47,139     (598,556)      91,309
                                                                         -----------   ----------  -----------   ----------
   Increase (Decrease) In Net Assets From Operations....................     237,050      206,343      718,904      772,882
                                                                         -----------   ----------  -----------   ----------
Principal Transactions:
   Purchase Payments....................................................       5,785        5,790        7,540        5,358
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................  (1,068,181)    (823,209)  (1,333,734)    (881,944)
   Contract Maintenance Charge..........................................          --           --         (573)        (722)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net.......................................................      (8,268)       7,553      (23,039)      84,480
                                                                         -----------   ----------  -----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................  (1,070,664)    (809,866)  (1,349,806)    (792,828)
                                                                         -----------   ----------  -----------   ----------
Total Increase (Decrease) In Net Assets.................................    (833,614)    (603,523)    (630,902)     (19,946)
Net Assets:
Beginning Of Period.....................................................   2,586,049    3,189,572    3,328,987    3,348,933
                                                                         -----------   ----------  -----------   ----------
End Of Period........................................................... $ 1,752,435   $2,586,049  $ 2,698,085   $3,328,987
                                                                         ===========   ==========  ===========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................         437          425           58            8
   Decrease For Surrendered Contracts...................................     (82,280)     (70,689)     (29,019)     (24,774)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................        (587)         398         (567)       2,672
                                                                         -----------   ----------  -----------   ----------
   Increase (Decrease) In Units Outstanding.............................     (82,430)     (69,866)     (29,528)     (22,094)
   Accumulation Units At Beginning Of Period............................     214,829      284,695       83,572      105,666
                                                                         -----------   ----------  -----------   ----------
   Accumulation Units At End Of Period..................................     132,399      214,829       54,044       83,572
                                                                         ===========   ==========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................          --           --           72          258
   Decrease For Surrendered Contracts...................................          --           --      (17,135)     (15,757)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --         (462)       1,218
                                                                         -----------   ----------  -----------   ----------
   Increase (Decrease) In Units Outstanding.............................          --           --      (17,525)     (14,281)
   Accumulation Units At Beginning Of Period............................          --           --       46,673       60,954
                                                                         -----------   ----------  -----------   ----------
   Accumulation Units At End Of Period..................................          --           --       29,148       46,673
                                                                         ===========   ==========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................          --           --           (1)          (1)
   Decrease For Surrendered Contracts...................................          --           --         (640)        (228)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --          (53)         275
                                                                         -----------   ----------  -----------   ----------
   Increase (Decrease) In Units Outstanding.............................          --           --         (694)          46
   Accumulation Units At Beginning Of Period............................          --           --        3,344        3,298
                                                                         -----------   ----------  -----------   ----------
   Accumulation Units At End Of Period..................................          --           --        2,650        3,344
                                                                         ===========   ==========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................          --           --           14           12
   Decrease For Surrendered Contracts...................................          --           --       (4,700)      (2,839)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --         (219)        (207)
                                                                         -----------   ----------  -----------   ----------
   Increase (Decrease) In Units Outstanding.............................          --           --       (4,905)      (3,034)
   Accumulation Units At Beginning Of Period............................          --           --       11,772       14,806
                                                                         -----------   ----------  -----------   ----------
   Accumulation Units At End Of Period..................................          --           --        6,867       11,772
                                                                         ===========   ==========  ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                      Oppenheimer High Income    VALIC Company I Money
                                                                             Fund /VA             Market I Portfolio
                                                                        Division 25 and 114       Division 26 and 132
                                                                     ------------------------  ------------------------
                                                                     For The Year For The Year For The Year For The Year
                                                                        Ended        Ended        Ended        Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2007         2006         2007         2006
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)..................................... $   631,985  $   818,907  $    91,668  $   107,103
   Net Realized Gains (Losses) From Securities Transactions.........     305,775     (108,896)          --           --
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.........................................................    (990,352)     223,250           --           --
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations...................     (52,592)     933,261       91,668      107,103
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments................................................      11,701       29,720       26,799       11,646
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals....................................................  (4,200,758)  (2,995,752)  (2,266,716)  (2,235,052)
   Contract Maintenance Charge......................................        (890)      (1,113)        (994)      (1,184)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...........................................     (68,761)     106,972    1,661,788    1,321,716
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions...................................................  (4,258,708)  (2,860,173)    (579,123)    (902,874)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets.............................  (4,311,300)  (1,926,912)    (487,455)    (795,771)
Net Assets:
Beginning Of Period.................................................  11,224,098   13,151,010    3,022,382    3,818,153
                                                                     -----------  -----------  -----------  -----------
End Of Period....................................................... $ 6,912,798  $11,224,098  $ 2,534,927  $ 3,022,382
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received................         284        1,749           --           --
   Decrease For Surrendered Contracts...............................    (264,116)    (172,803)    (152,842)    (130,251)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................     (6,4 09)      10,060      111,631       93,330
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................    (270,241)    (160,994)     (41,211)     (36,921)
   Accumulation Units At Beginning Of Period........................     650,044      811,038       95,876      132,797
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................     379,803      650,044       54,665       95,876
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received................         491          518        1,925          532
   Decrease For Surrendered Contracts...............................     (35,877)     (49,102)     (33,345)     (56,691)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................       1,071       (3,614)      26,638       20,555
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................     (34,315)     (52,198)      (4,782)     (35,604)
   Accumulation Units At Beginning Of Period........................     145,732      197,930      114,379      149,983
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................     111,417      145,732      109,597      114,379
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received................          (5)          (5)          (4)          (3)
   Decrease For Surrendered Contracts...............................      (1,543)      (1,914)      (2,516)         (50)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................         197        1,725        1,103            5
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................      (1,351)        (194)      (1,417)         (48)
   Accumulation Units At Beginning Of Period........................       7,325        7,519       10,535       10,583
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................       5,974        7,325        9,118       10,535
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received................         (10)          36           53           56
   Decrease For Surrendered Contracts...............................     (10,480)     (11,057)      (2,844)      (5,914)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          30          425        1,032        2,077
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................     (10,460)     (10,597)      (1,759)      (3,781)
   Accumulation Units At Beginning Of Period........................      37,901       48,498       29,082       32,863
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..............................      27,441       37,901       27,323       29,082
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                         Van Kampen LIT Enterprise  Putnam VT Global Equity
                                                                                 Portfolio                   Fund
                                                                                Division 27           Division 29 and 149
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2007         2006         2007         2006
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss).........................................  $   (7,279)  $  (10,947)  $   4,137     $ (6,078)
   Net Realized Gains (Losses) From Securities Transactions.............      82,632        1,811      63,652       22,550
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................      41,258       96,452     (17,055)      95,494
                                                                          ----------   ----------   ---------     --------
Increase (Decrease) In Net Assets From Operations.......................     116,611       87,316      50,734      111,966
                                                                          ----------   ----------   ---------     --------
Principal Transactions:
   Purchase Payments....................................................         245          487        (575)         926
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................    (462,743)    (483,527)   (130,640)     (60,082)
   Contract Maintenance Charge..........................................          --           --        (155)        (165)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net.......................................................     (62,650)    (106,480)     20,699       62,160
                                                                          ----------   ----------   ---------     --------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................    (525,148)    (589,520)   (110,671)       2,839
                                                                          ----------   ----------   ---------     --------
Total Increase (Decrease) In Net Assets.................................    (408,537)    (502,204)    (59,937)     114,805
Net Assets:
Beginning Of Period.....................................................   1,275,953    1,778,157     638,575      523,770
                                                                          ----------   ----------   ---------     --------
End Of Period...........................................................  $  867,416   $1,275,953   $ 578,638     $638,575
                                                                          ==========   ==========   =========     ========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................          --           --          --            2
   Decrease For Surrendered Contracts...................................     (53,524)     (61,447)     (3,442)      (3,050)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................      (7,696)     (13,206)      2,605        3,023
                                                                          ----------   ----------   ---------     --------
   Increase (Decrease) In Units Outstanding.............................     (61,220)     (74,653)       (837)         (25)
   Accumulation Units At Beginning Of Period............................     157,122      231,775      10,187       10,212
                                                                          ----------   ----------   ---------     --------
   Accumulation Units At End Of Period..................................      95,902      157,122       9,350       10,187
                                                                          ==========   ==========   =========     ========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................          --           --          31           44
   Decrease For Surrendered Contracts...................................          --           --      (6,715)      (2,034)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --        (664)       3,451
                                                                          ----------   ----------   ---------     --------
   Increase (Decrease) In Units Outstanding.............................          --           --      (7,348)       1,461
   Accumulation Units At Beginning Of Period............................          --           --      34,168       32,707
                                                                          ----------   ----------   ---------     --------
   Accumulation Units At End Of Period..................................          --           --      26,820       34,168
                                                                          ==========   ==========   =========     ========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................          --           --          --           (1)
   Decrease For Surrendered Contracts...................................          --           --          --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --         (57)         (45)
                                                                          ----------   ----------   ---------     --------
   Increase (Decrease) In Units Outstanding.............................          --           --         (57)         (46)
   Accumulation Units At Beginning Of Period............................          --           --       3,962        4,008
                                                                          ----------   ----------   ---------     --------
   Accumulation Units At End Of Period..................................          --           --       3,905        3,962
                                                                          ==========   ==========   =========     ========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................          --           --          18           36
   Decrease For Surrendered Contracts...................................          --           --      (2,178)      (1,331)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --        (565)         142
                                                                          ----------   ----------   ---------     --------
   Increase (Decrease) In Units Outstanding.............................          --           --      (2,725)      (1,153)
   Accumulation Units At Beginning Of Period............................          --           --      19,802       20,955
                                                                          ----------   ----------   ---------     --------
   Accumulation Units At End Of Period..................................          --           --      17,077       19,802
                                                                          ==========   ==========   =========     ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                      AIM V.I. Core Equity Fund  Oppenheimer Main Street Fund
                                                                          Division 30 /(1)/            Division 111
                                                                     --------------------------  ---------------------------
                                                                                  For the Period
                                                                     For The Year  May 1, 2006   For The Year   For The Year
                                                                        Ended           to          Ended          Ended
                                                                     December 31,  December 31,  December 31,   December 31,
                                                                         2007          2006          2007           2006
                                                                     ------------ -------------- ------------   ------------
Operations:
   Net Investment Income (Loss)..................................... $   (45,638)  $   (57,488)  $   (40,276)   $   (26,904)
   Net Realized Gains (Losses) From Securities Transactions.........   1,082,081        49,790       847,876        147,519
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.........................................................     340,080     1,680,709      (416,107)     1,438,631
                                                                     -----------   -----------   -----------    -----------
Increase (Decrease) In Net Assets From Operations...................   1,376,523     1,673,011       391,493      1,559,246
                                                                     -----------   -----------   -----------    -----------
Principal Transactions:
   Purchase Payments................................................      14,778        10,309       102,679        118,374
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals....................................................  (7,614,244)   (4,460,977)   (3,418,699)    (3,462,954)
   Contract Maintenance Charge......................................          --            --        (5,686)        (7,143)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...........................................    (334,959)   24,159,903        11,350       (320,909)
                                                                     -----------   -----------   -----------    -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions...................................................  (7,934,425)   19,709,235    (3,310,356)    (3,672,632)
                                                                     -----------   -----------   -----------    -----------
Total Increase (Decrease) In Net Assets.............................  (6,557,902)   21,382,246    (2,918,863)    (2,113,386)
Net Assets:
Beginning Of Period.................................................  21,382,246            --    11,719,138     13,832,524
                                                                     -----------   -----------   -----------    -----------
End Of Period....................................................... $14,824,344   $21,382,246   $ 8,800,275    $11,719,138
                                                                     ===========   ===========   ===========    ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received................       1,271           908            --             --
   Decrease For Surrendered Contracts...............................    (662,364)     (440,568)           --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................     (29,285)    2,405,170            --             --
                                                                     -----------   -----------   -----------    -----------
   Increase (Decrease) In Units Outstanding.........................    (690,378)    1,965,510            --             --
   Accumulation Units At Beginning Of Period........................   1,965,510            --            --             --
                                                                     -----------   -----------   -----------    -----------
   Accumulation Units At End Of Period..............................   1,275,132     1,965,510            --             --
                                                                     ===========   ===========   ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received................          --            --         7,029          9,637
   Decrease For Surrendered Contracts...............................          --            --      (219,512)      (236,327)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --            --           982        (24,486)
                                                                     -----------   -----------   -----------    -----------
   Increase (Decrease) In Units Outstanding.........................          --            --      (211,501)      (251,176)
   Accumulation Units At Beginning Of Period........................          --            --       720,347        971,523
                                                                     -----------   -----------   -----------    -----------
   Accumulation Units At End Of Period..............................          --            --       508,846        720,347
                                                                     ===========   ===========   ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received................          --            --            (7)           (13)
   Decrease For Surrendered Contracts...............................          --            --        (8,038)        (8,364)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --            --           143            564
                                                                     -----------   -----------   -----------    -----------
   Increase (Decrease) In Units Outstanding.........................          --            --        (7,902)        (7,813)
   Accumulation Units At Beginning Of Period........................          --            --        27,623         35,436
                                                                     -----------   -----------   -----------    -----------
   Accumulation Units At End Of Period..............................          --            --        19,721         27,623
                                                                     ===========   ===========   ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received................          --            --            72            350
   Decrease For Surrendered Contracts...............................          --            --       (29,607)       (52,208)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --            --          (214)        (2,552)
                                                                     -----------   -----------   -----------    -----------
   Increase (Decrease) In Units Outstanding.........................          --            --       (29,749)       (54,410)
   Accumulation Units At Beginning Of Period........................          --            --       179,468        233,878
                                                                     -----------   -----------   -----------    -----------
   Accumulation Units At End Of Period..............................          --            --       149,719        179,468
                                                                     ===========   ===========   ===========    ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                            Oppenheimer Capital     Oppenheimer Main Street
                                                                             Appreciation Fund          Small Cap Fund
                                                                               Division 112              Division 113
                                                                         ------------------------  ------------------------
                                                                         For The Year For The Year For The Year For The Year
                                                                            Ended        Ended        Ended        Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2007         2006         2007         2006
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)......................................... $   (86,277) $   (84,399) $   (39,454) $   (54,870)
   Net Realized Gains (Losses) From Securities Transactions.............     300,969      (65,236)     784,945      681,965
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................     649,959      646,827     (783,953)     (93,525)
                                                                         -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations.......................     864,651      497,192      (38,462)     533,570
                                                                         -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments....................................................      43,049       55,152        6,054       18,976
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................  (1,602,533)  (1,981,033)  (1,159,959)    (946,175)
   Contract Maintenance Charge..........................................      (4,027)      (4,833)      (1,565)      (2,026)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...............................................    (123,587)    (156,322)     (21,055)     (72,354)
                                                                         -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................  (1,687,098)  (2,087,036)  (1,176,525)  (1,001,579)
                                                                         -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets.................................    (822,447)  (1,589,844)  (1,214,987)    (468,009)
Net Assets:
Beginning Of Period.....................................................   7,479,148    9,068,992    4,024,542    4,492,551
                                                                         -----------  -----------  -----------  -----------
End Of Period........................................................... $ 6,656,701  $ 7,479,148  $ 2,809,555  $ 4,024,542
                                                                         ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................          --           --           --           --
   Decrease For Surrendered Contracts...................................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --           --           --
                                                                         -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.............................          --           --           --           --
   Accumulation Units At Beginning Of Period............................          --           --           --           --
                                                                         -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..................................          --           --           --           --
                                                                         ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................       2,942        3,822          297          645
   Decrease For Surrendered Contracts...................................     (94,012)    (119,358)     (40,638)     (39,050)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................      (6,333)     (12,447)      (1,912)      (3,230)
                                                                         -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.............................     (97,403)    (127,983)     (42,253)     (41,635)
   Accumulation Units At Beginning Of Period............................     436,132      564,115      147,077      188,712
                                                                         -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..................................     338,729      436,132      104,824      147,077
                                                                         ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................          31           33           84           77
   Decrease For Surrendered Contracts...................................      (3,718)      (5,530)      (2,118)        (585)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................        (199)         801          521           40
                                                                         -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.............................      (3,886)      (4,696)      (1,513)        (468)
   Accumulation Units At Beginning Of Period............................      30,223       34,919        6,766        7,234
                                                                         -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..................................      26,337       30,223        5,253        6,766
                                                                         ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................          61          118          127          166
   Decrease For Surrendered Contracts...................................     (13,184)     (27,652)     (10,273)      (7,376)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................        (920)          83          583         (582)
                                                                         -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.............................     (14,043)     (27,451)      (9,563)      (7,792)
   Accumulation Units At Beginning Of Period............................      86,046      113,497       34,609       42,401
                                                                         -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period..................................      72,003       86,046       25,046       34,609
                                                                         ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                         Templeton Foreign Securities AIM V.I. Capital Appreciation
                                                                                   Fund                         Fund
                                                                               Division 116                 Division 117
                                   \                                     ---------------------------  ----------------------------
                                                                           For The        For The     For The Year   For The Year
                                                                          Year Ended     Year Ended      Ended          Ended
                                                                         December 31,   December 31,  December 31,   December 31,
                                                                             2007           2006          2007           2006
                                                                         ------------   ------------  ------------   ------------
Operations:
   Net Investment Income (Loss).........................................  $    8,841     $   (3,377)  $   (53,443)   $   (61,065)
   Net Realized Gains (Losses) From Securities Transactions.............     400,448        171,534        45,984       (480,767)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................    (176,321)       207,146       385,995        750,186
                                                                          ----------     ----------   -----------    -----------
Increase (Decrease) In Net Assets From Operations.......................     232,968        375,303       378,536        208,354
                                                                          ----------     ----------   -----------    -----------
Principal Transactions:
   Purchase Payments....................................................       2,358          6,805        14,299         21,024
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................    (653,779)      (572,376)   (1,073,633)    (1,213,890)
   Contract Maintenance Charge..........................................        (664)          (795)       (2,331)        (2,955)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net.......................................................      29,372         43,109        (5,050)       (77,858)
                                                                          ----------     ----------   -----------    -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................    (622,713)      (523,257)   (1,066,715)    (1,273,679)
                                                                          ----------     ----------   -----------    -----------
   Total Increase (Decrease) In Net Assets..............................    (389,745)      (147,954)     (688,179)    (1,065,325)
Net Assets:
Beginning Of Period.....................................................   2,041,693      2,189,647     4,001,895      5,067,220
                                                                          ----------     ----------   -----------    -----------
End Of Period...........................................................  $1,651,948     $2,041,693   $ 3,313,716    $ 4,001,895
                                                                          ==========     ==========   ===========    ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................          --             --            --             --
   Decrease For Surrendered Contracts...................................          --             --            --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --             --            --             --
                                                                          ----------     ----------   -----------    -----------
   Increase (Decrease) In Units Outstanding.............................          --             --            --             --
   Accumulation Units At Beginning Of Period............................          --             --            --             --
                                                                          ----------     ----------   -----------    -----------
   Accumulation Units At End Of Period..................................          --             --            --             --
                                                                          ==========     ==========   ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................         294            361         1,013          1,619
   Decrease For Surrendered Contracts...................................     (32,614)       (36,205)      (73,864)       (80,417)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................       1,803          3,141          (172)        (6,040)
                                                                          ----------     ----------   -----------    -----------
   Increase (Decrease) In Units Outstanding.............................     (30,517)       (32,703)      (73,023)       (84,838)
   Accumulation Units At Beginning Of Period............................     104,439        137,142       256,410        341,248
                                                                          ----------     ----------   -----------    -----------
   Accumulation Units At End Of Period..................................      73,922        104,439       183,387        256,410
                                                                          ==========     ==========   ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................          --             --            55             45
   Decrease For Surrendered Contracts...................................        (142)          (455)       (2,035)        (5,101)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................         (84)          (419)            1            138
                                                                          ----------     ----------   -----------    -----------
   Increase (Decrease) In Units Outstanding.............................        (226)          (874)       (1,979)        (4,918)
   Accumulation Units At Beginning Of Period............................       1,672          2,546        15,216         20,134
                                                                          ----------     ----------   -----------    -----------
   Accumulation Units At End Of Period..................................       1,446          1,672        13,237         15,216
                                                                          ==========     ==========   ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................          (9)            13           169            219
   Decrease For Surrendered Contracts...................................      (7,467)        (3,791)      (10,786)       (22,558)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................         209            204          (129)        (1,405)
                                                                          ----------     ----------   -----------    -----------
   Increase (Decrease) In Units Outstanding.............................      (7,267)        (3,574)      (10,746)       (23,744)
   Accumulation Units At Beginning Of Period............................      25,391         28,965        75,999         99,743
                                                                          ----------     ----------   -----------    -----------
   Accumulation Units At End Of Period..................................      18,124         25,391        65,253         75,999
                                                                          ==========     ==========   ===========    ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                         AIM V.I. Diversified Income VALIC Company I Stock Index
                                                                                   Fund                        Fund
                                                                               Division 118                Division 133
                                                                         --------------------------  --------------------------
                                                                           For The       For The     For The Year  For The Year
                                                                          Year Ended    Year Ended      Ended         Ended
                                                                         December 31,  December 31,  December 31,  December 31,
                                                                             2007          2006          2007          2006
                                                                         ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss).........................................  $   85,459    $  107,186   $    (5,002)  $   (75,059)
   Net Realized Gains (Losses) From Securities Transactions.............     (65,168)      (85,337)      355,953      (405,798)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................      (7,978)       48,829        87,432     1,987,218
                                                                          ----------    ----------   -----------   -----------
Increase (Decrease) In Net Assets From Operations.......................      12,313        70,678       438,383     1,506,361
                                                                          ----------    ----------   -----------   -----------
Principal Transactions:
   Purchase Payments....................................................       1,014         4,046        41,226        62,047
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................    (957,939)     (566,776)   (2,693,098)   (3,108,360)
   Contract Maintenance Charge..........................................        (682)         (917)       (5,083)       (6,177)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...............................................      53,647        27,849      (143,704)      (26,093)
                                                                          ----------    ----------   -----------   -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................    (903,960)     (535,798)   (2,800,659)   (3,078,583)
                                                                          ----------    ----------   -----------   -----------
Total Increase (Decrease) In Net Assets.................................    (891,647)     (465,120)   (2,362,276)   (1,572,222)
Net Assets:
Beginning Of Period.....................................................   2,350,672     2,815,792    11,355,613    12,927,835
                                                                          ----------    ----------   -----------   -----------
End Of Period...........................................................  $1,459,025    $2,350,672   $ 8,993,337   $11,355,613
                                                                          ==========    ==========   ===========   ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................          --            --            --            --
   Decrease For Surrendered Contracts...................................          --            --            --            --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --            --            --            --
                                                                          ----------    ----------   -----------   -----------
   Increase (Decrease) In Units Outstanding.............................          --            --            --            --
   Accumulation Units At Beginning Of Period............................          --            --            --            --
                                                                          ----------    ----------   -----------   -----------
   Accumulation Units At End Of Period..................................          --            --            --            --
                                                                          ==========    ==========   ===========   ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................          64           297         1,547         3,032
   Decrease For Surrendered Contracts...................................     (74,238)      (42,020)      (91,905)     (146,388)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................       3,983         1,024        (6,299)         (964)
                                                                          ----------    ----------   -----------   -----------
   Increase (Decrease) In Units Outstanding.............................     (70,191)      (40,699)      (96,657)     (144,320)
   Accumulation Units At Beginning Of Period............................     156,162       196,861       465,160       609,480
                                                                          ----------    ----------   -----------   -----------
   Accumulation Units At End Of Period..................................      85,971       156,162       368,503       465,160
                                                                          ==========    ==========   ===========   ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................          (5)           (5)          (11)          (13)
   Decrease For Surrendered Contracts...................................      (1,422)         (952)       (3,193)       (9,184)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          13            28           106          (525)
                                                                          ----------    ----------   -----------   -----------
   Increase (Decrease) In Units Outstanding.............................      (1,414)         (929)       (3,098)       (9,722)
   Accumulation Units At Beginning Of Period............................       4,249         5,178        15,247        24,969
                                                                          ----------    ----------   -----------   -----------
   Accumulation Units At End Of Period..................................       2,835         4,249        12,149        15,247
                                                                          ==========    ==========   ===========   ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................         (18)            6           (19)          127
   Decrease For Surrendered Contracts...................................      (6,977)       (7,716)      (54,612)      (17,619)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................         646         1,483          (883)          220
                                                                          ----------    ----------   -----------   -----------
   Increase (Decrease) In Units Outstanding.............................      (6,349)       (6,227)      (55,514)      (17,272)
   Accumulation Units At Beginning Of Period............................      44,337        50,564       132,241       149,513
                                                                          ----------    ----------   -----------   -----------
   Accumulation Units At End Of Period..................................      37,988        44,337        76,727       132,241
                                                                          ==========    ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                         VALIC Company I Growth &       VALIC Company I
                                                                                Income Fund        International Equities Fund
                                                                               Division 134              Division 135
                                                                         ------------------------  --------------------------
                                                                         For The Year For The Year   For The       For The
                                                                            Ended        Ended      Year Ended    Year Ended
                                                                         December 31, December 31, December 31,  December 31,
                                                                             2007         2006         2007          2006
                                                                         ------------ ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)......................................... $   (23,420) $   (72,318)  $   22,170    $      735
   Net Realized Gains (Losses) From Securities Transactions.............     639,582     (954,362)     441,406       312,615
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................    (155,196)   2,172,512     (222,025)      378,569
                                                                         -----------  -----------   ----------    ----------
Increase (Decrease) In Net Assets From Operations.......................     460,966    1,145,832      241,551       691,919
                                                                         -----------  -----------   ----------    ----------
Principal Transactions:
   Purchase Payments....................................................      30,965       66,515       14,164         9,634
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................  (2,031,929)  (2,347,911)    (871,082)     (719,721)
   Contract Maintenance Charge..........................................      (3,703)      (4,706)      (1,072)       (1,344)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net.......................................................     (89,131)    (257,862)     (63,977)     (169,145)
                                                                         -----------  -----------   ----------    ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................  (2,093,798)  (2,543,964)    (921,967)     (880,576)
                                                                         -----------  -----------   ----------    ----------
Total Increase (Decrease) In Net Assets.................................  (1,632,832)  (1,398,132)    (680,416)     (188,657)
Net Assets:
Beginning Of Period.....................................................   8,590,970    9,989,102    3,578,660     3,767,317
                                                                         -----------  -----------   ----------    ----------
End Of Period........................................................... $ 6,958,138  $ 8,590,970   $2,898,244    $3,578,660
                                                                         ===========  ===========   ==========    ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................          --           --           --            --
   Decrease For Surrendered Contracts...................................          --           --           --            --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --           --            --
                                                                         -----------  -----------   ----------    ----------
   Increase (Decrease) In Units Outstanding.............................          --           --           --            --
   Accumulation Units At Beginning Of Period............................          --           --           --            --
                                                                         -----------  -----------   ----------    ----------
   Accumulation Units At End Of Period..................................          --           --           --            --
                                                                         ===========  ===========   ==========    ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................       1,754        3,487          739           593
   Decrease For Surrendered Contracts...................................     (97,938)    (134,024)     (48,445)      (46,554)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................      (5,109)     (14,969)      (2,830)       (9,343)
                                                                         -----------  -----------   ----------    ----------
   Increase (Decrease) In Units Outstanding.............................    (101,293)    (145,506)     (50,536)      (55,304)
   Accumulation Units At Beginning Of Period............................     464,322      609,828      187,286       242,590
                                                                         -----------  -----------   ----------    ----------
   Accumulation Units At End Of Period..................................     363,029      464,322      136,750       187,286
                                                                         ===========  ===========   ==========    ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................          89          163           22            26
   Decrease For Surrendered Contracts...................................      (4,959)      (9,654)        (168)         (325)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................         (45)        (514)        (120)         (437)
                                                                         -----------  -----------   ----------    ----------
   Increase (Decrease) In Units Outstanding.............................      (4,915)     (10,004)        (266)         (736)
   Accumulation Units At Beginning Of Period............................      22,472       32,476       12,444        13,180
                                                                         -----------  -----------   ----------    ----------
   Accumulation Units At End Of Period..................................      17,557       22,472       12,178        12,444
                                                                         ===========  ===========   ==========    ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................         (25)         693          (10)          (16)
   Decrease For Surrendered Contracts...................................     (25,005)     (20,990)      (6,191)       (6,879)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          19       (1,724)      (1,347)       (3,657)
                                                                         -----------  -----------   ----------    ----------
   Increase (Decrease) In Units Outstanding.............................     (25,011)     (22,021)      (7,548)      (10,552)
   Accumulation Units At Beginning Of Period............................      61,373       83,394       41,367        51,919
                                                                         -----------  -----------   ----------    ----------
   Accumulation Units At End Of Period..................................      36,362       61,373       33,819        41,367
                                                                         ===========  ===========   ==========    ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                          VALIC Company I       PIMCO Premier VIT Managed
                                                                     Government Securities Fund         Portfolio
                                                                           Division 138               Division 139
                                                                     ------------------------   ------------------------
                                                                     For The Year  For The Year For The Year For The Year
                                                                        Ended         Ended        Ended        Ended
                                                                     December 31,  December 31, December 31, December 31,
                                                                         2007          2006         2007         2006
                                                                     ------------  ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)..................................... $   203,040   $    63,630  $   110,014  $    76,776
   Net Realized Gains (Losses) From Securities Transactions.........     (67,442)      (93,996)   1,445,860    1,577,446
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.........................................................     305,180       157,746   (1,256,078)    (377,048)
                                                                     -----------   -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations...................     440,778       127,380      299,796    1,277,174
                                                                     -----------   -----------  -----------  -----------
Principal Transactions:
   Purchase Payments................................................      14,168        28,600      118,243      206,260
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals....................................................  (2,201,002)   (3,857,492)  (3,310,810)  (4,288,153)
   Contract Maintenance Charge......................................      (2,401)       (3,278)      (5,974)      (7,930)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net...........................................     139,369       (53,136)    (158,206)    (355,867)
                                                                     -----------   -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions...................................................  (2,049,866)   (3,885,306)  (3,356,747)  (4,445,690)
                                                                     -----------   -----------  -----------  -----------
Total Increase (Decrease) In Net Assets.............................  (1,609,088)   (3,757,926)  (3,056,951)  (3,168,516)
Net Assets:
Beginning Of Period.................................................   8,990,663    12,748,589   15,637,796   18,806,312
                                                                     -----------   -----------  -----------  -----------
End Of Period....................................................... $ 7,381,575   $ 8,990,663  $12,580,845  $15,637,796
                                                                     ===========   ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received................          --            --           --           --
   Decrease For Surrendered Contracts...............................          --            --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................          --            --           --           --
                                                                     -----------   -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................          --            --           --           --
   Accumulation Units At Beginning Of Period........................          --            --           --           --
                                                                     -----------   -----------  -----------  -----------
   Accumulation Units At End Of Period..............................          --            --           --           --
                                                                     ===========   ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received................         704         1,620        5,446       10,477
   Decrease For Surrendered Contracts...............................    (125,608)     (199,890)    (154,361)    (207,937)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................       2,335        (3,721)      (5,412)     (16,465)
                                                                     -----------   -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................    (122,569)     (201,991)    (154,327)    (213,925)
   Accumulation Units At Beginning Of Period........................     484,452       686,443      695,286      909,211
                                                                     -----------   -----------  -----------  -----------
   Accumulation Units At End Of Period..............................     361,883       484,452      540,959      695,286
                                                                     ===========   ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received................          65            59           29           30
   Decrease For Surrendered Contracts...............................      (5,412)      (14,777)      (1,554)      (5,522)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................        (676)         (134)         232       (1,508)
                                                                     -----------   -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................      (6,023)      (14,852)      (1,293)      (7,000)
   Accumulation Units At Beginning Of Period........................      33,992        48,844       34,957       41,957
                                                                     -----------   -----------  -----------  -----------
   Accumulation Units At End Of Period..............................      27,969        33,992       33,664       34,957
                                                                     ===========   ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received................          23            80          108          722
   Decrease For Surrendered Contracts...............................     (10,844)      (43,691)      (9,488)     (24,886)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net..................................       7,932           537       (4,092)      (1,196)
                                                                     -----------   -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding.........................      (2,889)      (43,074)     (13,472)     (25,360)
   Accumulation Units At Beginning Of Period........................      68,504       111,578       94,122      119,482
                                                                     -----------   -----------  -----------  -----------
   Accumulation Units At End Of Period..............................      65,615        68,504       80,650       94,122
                                                                     ===========   ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                      Janus Aspen Series
                                                                           Janus Aspen Large Cap     International Growth
                                                                             Growth Portfolio              Portfolio
                                                                               Division 141              Division 142
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2007         2006         2007         2006
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss).........................................  $   (9,821)  $  (12,567)  $  (11,219)  $    5,092
   Net Realized Gains (Losses) From Securities Transactions.............      46,917       29,404      198,705      108,563
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................     100,981       82,080       74,158      259,517
                                                                          ----------   ----------   ----------   ----------
Increase (Decrease) In Net Assets From Operations.......................     138,077       98,917      261,644      373,172
                                                                          ----------   ----------   ----------   ----------
Principal Transactions:
   Purchase Payments....................................................      13,780       17,364       22,664        7,436
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................    (158,535)    (173,877)    (216,437)    (201,821)
   Contract Maintenance Charge..........................................        (795)        (863)        (602)        (645)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net.......................................................      15,915       51,438      (85,859)     124,871
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................    (129,635)    (105,938)    (280,234)     (70,159)
                                                                          ----------   ----------   ----------   ----------
Total Increase (Decrease) In Net Assets.................................       8,442       (7,021)     (18,590)     303,013
Net Assets:
Beginning Of Period.....................................................   1,104,227    1,111,248    1,156,388      853,375
                                                                          ----------   ----------   ----------   ----------
End Of Period...........................................................  $1,112,669   $1,104,227   $1,137,798   $1,156,388
                                                                          ==========   ==========   ==========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................          --           --           --           --
   Decrease For Surrendered Contracts...................................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --           --           --
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding.............................          --           --           --           --
   Accumulation Units At Beginning Of Period............................          --           --           --           --
                                                                          ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period..................................          --           --           --           --
                                                                          ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................       1,557        2,275        1,253          743
   Decrease For Surrendered Contracts...................................     (16,354)     (20,100)     (12,032)     (14,882)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................       2,579        5,181       (5,462)       8,686
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding.............................     (12,218)     (12,644)     (16,241)      (5,453)
   Accumulation Units At Beginning Of Period............................     100,413      113,057       63,394       68,847
                                                                          ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period..................................      88,195      100,413       47,153       63,394
                                                                          ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................          (1)          (1)          --           (1)
   Decrease For Surrendered Contracts...................................        (215)         (90)          --         (259)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          (1)         123          (15)         457
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding.............................        (217)          32          (15)         197
   Accumulation Units At Beginning Of Period............................       6,155        6,123        2,221        2,024
                                                                          ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period..................................       5,938        6,155        2,206        2,221
                                                                          ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................          (6)         252           61           50
   Decrease For Surrendered Contracts...................................      (3,927)      (5,671)        (757)        (301)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................        (456)       2,286           44          381
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding.............................      (4,389)      (3,133)        (652)         130
   Accumulation Units At Beginning Of Period............................      47,260       50,393       11,182       11,052
                                                                          ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period..................................      42,871       47,260       10,530       11,182
                                                                          ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                              MFS VIT Capital      VALIC Company I Science &
                                                                           Opportunities Series         Technology Fund
                                                                               Division 143              Division 144
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2007         2006         2007         2006
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss).........................................  $  (7,066)   $  (6,703)    $ (7,378)   $  (7,792)
   Net Realized Gains (Losses) From Securities Transactions.............     56,869       14,003       30,312       20,807
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................     12,451       71,328       53,382       10,999
                                                                          ---------    ---------     --------    ---------
Increase (Decrease) In Net Assets From Operations.......................     62,254       78,628       76,316       24,014
                                                                          ---------    ---------     --------    ---------
Principal Transactions:
   Purchase Payments....................................................      9,527       14,775        1,007        2,187
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................   (146,677)    (110,589)     (64,252)     (85,923)
   Contract Maintenance Charge..........................................       (494)        (594)        (195)        (244)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net.......................................................     (2,049)     (18,360)          33      (24,578)
                                                                          ---------    ---------     --------    ---------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................   (139,693)    (114,768)     (63,407)    (108,558)
                                                                          ---------    ---------     --------    ---------
Total Increase (Decrease) In Net Assets.................................    (77,439)     (36,140)      12,909      (84,544)
Net Assets:
Beginning Of Period.....................................................    683,592      719,732      501,211      585,755
                                                                          ---------    ---------     --------    ---------
End Of Period...........................................................  $ 606,153    $ 683,592     $514,120    $ 501,211
                                                                          =========    =========     ========    =========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................         --           --           --           --
   Decrease For Surrendered Contracts...................................         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................         --           --           --           --
                                                                          ---------    ---------     --------    ---------
   Increase (Decrease) In Units Outstanding.............................         --           --           --           --
   Accumulation Units At Beginning Of Period............................         --           --           --           --
                                                                          ---------    ---------     --------    ---------
   Accumulation Units At End Of Period..................................         --           --           --           --
                                                                          =========    =========     ========    =========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................        730        1,324           87          154
   Decrease For Surrendered Contracts...................................    (15,159)     (12,077)     (10,526)     (16,968)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................        177       (2,216)         372       (6,106)
                                                                          ---------    ---------     --------    ---------
   Increase (Decrease) In Units Outstanding.............................    (14,252)     (12,969)     (10,067)     (22,920)
   Accumulation Units At Beginning Of Period............................     73,895       86,864       83,944      106,864
                                                                          ---------    ---------     --------    ---------
   Accumulation Units At End Of Period..................................     59,643       73,895       73,877       83,944
                                                                          =========    =========     ========    =========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................         58           69          104          120
   Decrease For Surrendered Contracts...................................     (1,372)      (1,175)          --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................        140          274           --           --
                                                                          ---------    ---------     --------    ---------
   Increase (Decrease) In Units Outstanding.............................     (1,174)        (832)         104          120
   Accumulation Units At Beginning Of Period............................      2,973        3,805        4,213        4,093
                                                                          ---------    ---------     --------    ---------
   Accumulation Units At End Of Period..................................      1,799        2,973        4,317        4,213
                                                                          =========    =========     ========    =========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................        308          603            2          232
   Decrease For Surrendered Contracts...................................       (787)      (1,978)      (3,122)      (3,130)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................       (770)        (676)        (112)         712
                                                                          ---------    ---------     --------    ---------
   Increase (Decrease) In Units Outstanding.............................     (1,249)      (2,051)      (3,232)      (2,186)
   Accumulation Units At Beginning Of Period............................     10,581       12,632       25,793       27,979
                                                                          ---------    ---------     --------    ---------
   Accumulation Units At End Of Period..................................      9,332       10,581       22,561       25,793
                                                                          =========    =========     ========    =========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                             VALIC Company II          VALIC Company II
                                                                            Mid Cap Value Fund        Strategic Bond Fund
                                                                               Division 145              Division 146
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2007         2006         2007         2006
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss).........................................  $  (33,655)  $  (35,943)  $   27,404   $   26,008
   Net Realized Gains (Losses) From Securities Transactions.............     502,150      486,611       65,041       57,367
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................    (386,545)      12,912      (63,134)      10,605
                                                                          ----------   ----------   ----------   ----------
Increase (Decrease) In Net Assets From Operations.......................      81,950      463,580       29,311       93,980
                                                                          ----------   ----------   ----------   ----------
Principal Transactions:
   Purchase Payments....................................................     147,455      108,739        3,469        3,908
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................    (696,470)    (498,549)    (339,883)    (232,082)
   Contract Maintenance Charge..........................................        (936)      (1,117)        (435)        (499)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net.......................................................     (29,826)      62,260      (26,224)      71,003
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................    (579,777)    (328,667)    (363,073)    (157,670)
                                                                          ----------   ----------   ----------   ----------
Total Increase (Decrease) In Net Assets.................................    (497,827)     134,913     (333,762)     (63,690)
Net Assets:
Beginning Of Period.....................................................   3,365,484    3,230,571    1,350,705    1,414,395
                                                                          ----------   ----------   ----------   ----------
End Of Period...........................................................  $2,867,657   $3,365,484   $1,016,943   $1,350,705
                                                                          ==========   ==========   ==========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................          --           --           --           --
   Decrease For Surrendered Contracts...................................          --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          --           --           --           --
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding.............................          --           --           --           --
   Accumulation Units At Beginning Of Period............................          --           --           --           --
                                                                          ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period..................................          --           --           --           --
                                                                          ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................       7,586        6,228          170          185
   Decrease For Surrendered Contracts...................................     (30,333)     (28,082)     (18,463)     (13,338)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................      (1,890)       2,919       (1,739)       4,430
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding.............................     (24,637)     (18,935)     (20,032)      (8,723)
   Accumulation Units At Beginning Of Period............................     158,362      177,297       67,259       75,982
                                                                          ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period..................................     133,725      158,362       47,227       67,259
                                                                          ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................          28           32           29           31
   Decrease For Surrendered Contracts...................................         (39)      (1,093)         (55)        (765)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................          29          (83)          66          142
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding.............................          18       (1,144)          40         (592)
   Accumulation Units At Beginning Of Period............................       4,271        5,415        4,207        4,799
                                                                          ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period..................................       4,289        4,271        4,247        4,207
                                                                          ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................         158          229           (4)          (5)
   Decrease For Surrendered Contracts...................................      (6,072)      (1,112)      (2,100)        (612)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................         246        1,032           76          (33)
                                                                          ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding.............................      (5,668)         149       (2,028)        (650)
   Accumulation Units At Beginning Of Period............................      27,595       27,446       11,168       11,818
                                                                          ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period..................................      21,927       27,595        9,140       11,168
                                                                          ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                           Putnam VT
                                                                             VALIC Company II          Discovery Growth
                                                                           High Yield Bond Fund              Fund
                                                                               Division 147              Division 148
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2007         2006         2007         2006
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss).........................................  $  23,536    $  25,382    $  (8,741)    $ (9,637)
   Net Realized Gains (Losses) From Securities Transactions.............     22,772       80,861      102,731       14,841
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period.............................................................    (43,350)     (37,800)     (43,310)      54,978
                                                                          ---------    ---------    ---------     --------
Increase (Decrease) In Net Assets From Operations.......................      2,958       68,443       50,680       60,182
                                                                          ---------    ---------    ---------     --------
Principal Transactions:
   Purchase Payments....................................................        529        3,389        5,848        5,003
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals........................................................   (139,272)    (213,206)    (148,663)     (74,289)
   Contract Maintenance Charge..........................................       (302)        (364)        (657)        (734)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net.......................................................    (28,756)     247,820       10,848       (9,460)
                                                                          ---------    ---------    ---------     --------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions.......................................................   (167,801)      37,639     (132,624)     (79,480)
                                                                          ---------    ---------    ---------     --------
Total Increase (Decrease) In Net Assets.................................   (164,843)     106,082      (81,944)     (19,298)
Net Assets:
Beginning Of Period.....................................................    770,244      664,162      656,329      675,627
                                                                          ---------    ---------    ---------     --------
End Of Period...........................................................  $ 605,401    $ 770,244    $ 574,385     $656,329
                                                                          =========    =========    =========     ========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received....................         --           --           --           --
   Decrease For Surrendered Contracts...................................         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................         --           --           --           --
                                                                          ---------    ---------    ---------     --------
   Increase (Decrease) In Units Outstanding.............................         --           --           --           --
   Accumulation Units At Beginning Of Period............................         --           --           --           --
                                                                          ---------    ---------    ---------     --------
   Accumulation Units At End Of Period..................................         --           --           --           --
                                                                          =========    =========    =========     ========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received....................         13          194          513          560
   Decrease For Surrendered Contracts...................................     (7,565)     (11,514)     (20,591)      (9,629)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................     (1,426)      14,760        1,576       (1,766)
                                                                          ---------    ---------    ---------     --------
   Increase (Decrease) In Units Outstanding.............................     (8,978)       3,440      (18,502)     (10,835)
   Accumulation Units At Beginning Of Period............................     41,957       38,517       58,463       69,298
                                                                          ---------    ---------    ---------     --------
   Accumulation Units At End Of Period..................................     32,979       41,957       39,961       58,463
                                                                          =========    =========    =========     ========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received....................         --           (1)          73           83
   Decrease For Surrendered Contracts...................................         --       (1,118)          --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................       (335)         143           --           --
                                                                          ---------    ---------    ---------     --------
   Increase (Decrease) In Units Outstanding.............................       (335)        (976)          73           83
   Accumulation Units At Beginning Of Period............................        733        1,709       14,161       14,078
                                                                          ---------    ---------    ---------     --------
   Accumulation Units At End Of Period..................................        398          733       14,234       14,161
                                                                          =========    =========    =========     ========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received....................         (2)          (3)          31           39
   Decrease For Surrendered Contracts...................................       (662)        (832)      (1,736)      (2,447)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net..........................................         87          443           40           68
                                                                          ---------    ---------    ---------     --------
   Increase (Decrease) In Units Outstanding.............................       (577)        (392)      (1,665)      (2,340)
   Accumulation Units At Beginning Of Period............................      3,460        3,852       30,594       32,934
                                                                          ---------    ---------    ---------     --------
   Accumulation Units At End Of Period..................................      2,883        3,460       28,929       30,594
                                                                          =========    =========    =========     ========

/(1)/The AIM V.I. Premier Equity Fund was merged with AIM V.I. Core Equity Fund as of May 1, 2006.

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                         Notes to Financial Statements

1. Organization

A.G. Separate Account A (the "Separate Account") is a segregated investment account that was established by AIG Annuity Insurance Company (the "Company") to fund variable annuity insurance contracts issued by the Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account consists of the following variable annuity products: Elite Plus Bonus Variable Annuity and the One Multi Manager Variable Annuity. Effective February 22, 2002, the Company is no longer selling the Elite Plus Bonus Variable Annuity product. Effective March 31, 2003, the Company is no longer selling the One-Multi Manager Variable Annuity product.

The distributor of the Separate Account contracts is American General Distributors, Inc., a wholly owned subsidiary of the Company; however, the Company pays all commissions. No underwriting fees are paid in connection with the distribution of the contracts. The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of the Company, serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to VALIC Company I and II Series. AIG Global Investment Corp. ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of the Company, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

The Separate Account is divided into thirty-eight sub-accounts or "divisions". Seven of the divisions invest in one portfolio of the VALIC Company I Series and three of the divisions invest in one portfolio of the VALIC Company II Series.

Effective October 1, 2002, the Putnam VT Global Growth Fund changed its name to the Putnam VT Global Equity Fund. Effective April 30, 2003, the Putnam VT Voyager Fund II changed its name to the Putnam VT Discovery Growth Fund. Effective June 30, 2003, the VALIC Company I Opportunities Fund changed its name to the VALIC Company I Growth Fund. Effective August 27, 2004, the VALIC Company I Growth Fund was closed. Effective May 1, 2005, the OCCAT Managed Portfolio changed its name to PIMCO Advisors VIT OpCap Managed Portfolio. Effective May 1, 2006, the AIM V.I. Premier Equity Fund was merged into the AIM V.I. Core Equity Fund and the One Group Investment Trust funds were renamed to the JP Morgan Insurance Trust Funds. Effective August 15, 2006, the Van Kampen LIT Emerging Growth Portfolio changed to the Van Kampen LIT Strategic Growth Portfolio.

As of December 31, 2007, the Funds available to contract owners through the various divisions are as follows:

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer High Income Fund/VA
Templeton Variable Products Series - Class 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Franklin Small Cap-Mid Cap Growth Securities Fund
AIM Variable Insurance Funds, Inc. - Series I
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Diversified Income Fund
   AIM V.I. Core Equity Fund
   AIM V.I. International Growth Fund
Van Kampen Life Investment Trust ("LIT") - Class I Shares
   Van Kampen LIT Strategic Growth Portfolio
   Van Kampen LIT Enterprise Portfolio

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (Continued)

VALIC Company I
   VALIC Company I Stock Index Fund
   VALIC Company I Growth & Income Fund
   VALIC Company I International Equities Fund
   VALIC Company I Government Securities Fund
   VALIC Company I Science & Technology Fund
   VALIC Company I Money Market I Fund
VALIC Company II
   VALIC Company II Mid Cap Value Fund
   VALIC Company II High Yield Bond Fund
   VALIC Company II Strategic Bond Fund
JP Morgan Insurance Trust
   JP Morgan Insurance Trust Diversified Equity Portfolio
   JP Morgan Insurance Trust Equity Index Portfolio
   JP Morgan Insurance Trust Intrepid Growth Portfolio
   JP Morgan Insurance Trust Diversified Mid Cap Value Portfolio
   JP Morgan Insurance Trust Diversified Mid Cap Growth Portfolio
   JP Morgan Insurance Trust Intrepid Mid Cap Portfolio
   JP Morgan Insurance Trust Government Bond Portfolio
   JP Morgan Insurance Trust Core Bond Portfolio
   JP Morgan Insurance Trust Balanced Portfolio
PIMCO Advisors VIT
   PIMCO Premier VIT Managed Portfolio
Janus Aspen Series Service Shares
   Janus Aspen Large Cap Growth Portfolio
   Janus Aspen International Growth Portfolio
MFS Variable Insurance Trust ("MFS VIT")
   MFS VIT Capital Opportunities Series
Putnam Variable Trust - Class IB Shares ("Putnam VT")
   Putnam VT Discovery Growth Fund
   Putnam VT Global Equity Fund

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

In addition to the thirty-eight divisions above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account.

Contract owners should refer to the ElitePlus Bonus Variable Annuity prospectus and The One-Multi Manager Variable Annuity prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statement of Changes in Net Assets.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. At December 31, 2007, the Separate Account did not have contracts in the annuity payout phase; therefore, no future policy benefit reserves were required.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for administration and mortality and expense risk charges. The Company offers both standard and enhanced contracts, which have different administration and mortality and expense risk charges.

Federal Income Taxes: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Administrative and Mortality and Expense Risk Charge: Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to the Company.

The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product, and 0.15% and 1.00%, respectively, for The One Multi-Manager Annuity product. These charges are guaranteed and cannot be increased by the Company. The administrative fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing. The mortality and expense risk charges are to compensate the Company for assuming mortality and expense risks under the contract. The mortality risk that the Company assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, the Company assumes the obligation to pay during the purchase period a death benefit. The expense risk is the Company's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

The ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step-Up Death Benefit, respectively. For the years ended December 31, 2007 and 2006, deductions for all divisions of the Separate Account for the optional Death Benefit charges were $15,264 and $16,607, respectively, and mortality and expense risk charges for all divisions of the Separate Account were $3,308,347 and $4,030,935, respectively.

These charges are included on the mortality and expense risk charge line of the Statement of Operations.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

Account Maintenance Charge: On the contract anniversary, the Company assesses an annual maintenance charge of $30 per contract during the accumulation period for the maintenance of the ElitePlus Bonus product contracts. The maintenance charges are not an expense of the Separate Account but rather are paid by redemption of units outstanding and are not assessed if the contract value on the contract anniversary equals or exceeds $40,000 for the ElitePlus Bonus product. Maintenance charges for all divisions in the Separate Account totaled $45,413 and $57,351 for the years ended December 31, 2007 and 2006, respectively. These charges are included on the contract maintenance charge line of the Statement of Changes in Net Assets.

Surrender Charge: A surrender charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the years ended December 31, 2007 and 2006, surrender charges totaled $316,730 and $562,541, respectively, and are included as a component of surrenders and withdrawals on the statement of changes in net assets. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investments were:

 Underlying Fund                                 Division Purchases    Sales
 ---------------                                 -------- ---------- ----------
 JPMIT Diversified Equity Portfolio.............        1 $  944,426 $5,959,231
 JPMIT Equity Index Portfolio...................        2    175,146  2,338,221
 JPMIT Intrepid Growth Portfolio................        3     59,407  7,851,473
 JPMIT Diversified Mid Cap Value Portfolio......        4  7,894,131  6,647,977
 JPMIT Diversified Mid Cap Growth Portfolio.....        5  1,855,861  4,395,179
 JPMIT Diversified Mid Cap Portfolio............        6    450,055  1,801,719
 JPMIT Government Bond Portfolio................        7  1,290,354  9,272,002
 JPMIT Core Bond Portfolio......................        8  1,204,235  9,029,700
 JPMIT Balanced Portfolio.......................        9    544,696  4,067,966
 AIM V.I. International Growth Fund.............       21    173,795  5,001,356
 Van Kampen LIT Strategic Growth Portfolio...... 22 & 136    111,154  5,789,531
 Franklin Small-Mid Cap Growth Securities.......       23    209,812  1,153,024
 Templeton Developing Markets Securities Fund... 24 & 115    518,797  1,607,115
 Oppenheimer High Income Fund/VA................ 25 & 114    845,674  4,472,398
 VALIC Company I Money Market I Fund............ 26 & 132  1,939,746  2,427,209
 Van Kampen LIT Enterprise Portfolio............       27     43,230    575,658
 Putnam VT Global Equity Fund................... 29 & 149     64,396    170,931
 AIM V.I. Core Equity Fund......................       30    174,358  8,154,422
 Oppenheimer Main Street Fund...................      111    306,153  3,656,786
 Oppenheimer Capital Appreciation Fund..........      112    449,934  2,223,309
 Oppenheimer Main Street Small Cap Fund.........      113    325,541  1,409,329
 Templeton Foreign Securities Fund..............      116    292,854    827,168
 AIM V.I. Capital Appreciation Fund.............      117    180,667  1,300,825
 AIM V.I. Diversified Income Fund...............      118    237,705  1,056,207
 VALIC Company I Stock Index Fund...............      133    716,244  3,076,704
 VALIC Company I Growth & Income Fund...........      134    608,110  2,406,682
 VALIC Company I International Equities Fund....      135    155,985    998,389
 VALIC Company I Government Securities Fund.....      138    605,317  2,452,144
 PIMCO Premier VIT Managed Portfolio............      139  1,461,427  3,643,772
 Janus Aspen Large Cap Growth Portfolio.........      141     35,096    174,553
 Janus Aspen Series International Growth
   Portfolio....................................      142     77,181    368,635
 MFS VIT Capital Opportunities Series...........      143     34,707    181,467
 VALIC Company I Science & Technology Fund......      144     16,606     87,391
 VALIC Company II Mid Cap Value Fund............      145    444,513    809,494
 VALIC Company II Strategic Bond Fund...........      146     74,420    403,380
 VALIC Company II High Yield Bond Fund..........      147     45,202    188,269
 Putnam VT Discovery Growth Fund................      148     74,663    163,723

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

5. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2007, follows:

                              At December 31                                     For the year ended December 31
                         -------------------------------------------------- ---------------------------------------
                                         Unit Fair                                                            Total
                                           Value             Net             Average   Investment            Return
                         Units           Lowest to          Assets          Net Assets   Income   Expense   Lowest to
                         (000s)           Highest           (000s)            (000s)   Ratio /1/  Ratio /2/ Highest/3/
                         ------          ---------              -------     ---------- ---------- --------  ---------
    JP Morgan Insurance Trust Diversified Equity Portfolio, Division 1
    2007................ 1,113            $11.02            $12,268          $14,954      1.13%     1.16%      9.17%
    2006................ 1,642             10.10             16,578           17,443      0.88%     1.15%     14.82%
    2005................ 2,093              8.79             18,407           18,846      0.98%     1.15%      1.15%
    2004................ 2,275              8.69             19,783           19,491      0.74%     1.16%      5.82%
    2003................ 2,481              8.22             20,388           17,604      0.62%     1.16%     24.48%
    JP Morgan Insurance Trust Equity Index Portfolio, Division 2
    2007................   299            $11.08            $ 3,313          $ 4,394      1.61%     1.17%      3.88%
    2006................   497             10.67              5,301            5,928      1.54%     1.16%     14.10%
    2005................   722              9.35              6,753            6,992      1.47%     1.15%      3.26%
    2004................   846              9.05              7,662            7,142      1.05%     1.16%      9.07%
    2003................   866              8.30              7,187            6,113      1.06%     1.16%     26.51%
    JP Morgan Insurance Trust Intrepid Growth Portfolio, Division 3
    2007................ 1,813            $ 8.02            $14,542          $17,923      0.18%     1.16%     10.26%
    2006................ 2,788              7.28             20,286           22,972      0.08%     1.16%      4.17%
    2005................ 3,699              6.98             25,835           25,888      0.52%     1.15%      3.85%
    2004................ 4,066              6.73             27,348           26,911      0.24%     1.16%      5.82%
    2003................ 4,396              6.36             27,941           24,512      0.10%     1.16%     26.07%
    JP Morgan Insurance Trust Diversified Mid Cap Value Portfolio, Division 4
    2007................   563            $20.72            $11,671          $15,358      2.06%     1.17%     -0.25%
    2006................   859             20.78             17,856           19,097      0.81%     1.15%     15.38%
    2005................ 1,126             18.01             20,269           21,018      0.68%     1.15%      8.50%
    2004................ 1,317             16.60             21,859           21,249      0.53%     1.16%     14.07%
    2003................ 1,507             14.55             21,921           18,111      0.56%     1.16%     31.23%
    JP Morgan Insurance Trust Diversified Mid Cap Growth Portfolio, Division 5
    2007................   488            $17.62            $ 8,602          $10,137        --      1.16%     15.88%
    2006................   742             15.20             11,275           12,961        --      1.16%     10.11%
    2005................ 1,035             13.81             14,290           14,503        --      1.15%      9.82%
    2004................ 1,194             12.57             15,010           14,534        --      1.16%     11.32%
    2003................ 1,319             11.29             14,896           13,107        --      1.16%     25.69%
    JP Morgan Insurance Trust Intrepid Mid Cap Portfolio, Division 6
    2007................   126            $18.74            $ 2,368          $ 3,397      0.67%     1.17%      1.68%
    2006................   210             18.43              3,879            4,246      0.42%     1.15%     12.81%
    2005................   280             16.34              4,573            4,606      0.13%     1.15%     15.75%
    2004................   327             14.12              4,610            4,361      0.20%     1.16%     13.10%
    2003................   358             12.48              4,466            3,908      0.20%     1.16%     28.94%
    JP Morgan Insurance Trust Government Bond Portfolio, Division 7
    2007................ 1,158            $15.13            $17,531          $21,744      5.86%     1.17%      6.25%
    2006................ 1,775             14.25             25,279           28,430      5.45%     1.16%      2.28%
    2005................ 2,293             13.93             31,928           33,424      4.88%     1.15%      1.90%
    2004................ 2,536             13.67             34,657           34,666      4.85%     1.16%      3.44%
    2003................ 2,574             13.21             34,004           34,210      4.63%     1.16%      1.36%
    JP Morgan Insurance Trust Core Bond Portfolio, Division 8
    2007................ 1,138            $14.99            $17,055          $21,159      5.46%     1.17%      5.08%
    2006................ 1,737             14.27             24,783           27,481      3.91%     1.16%      2.94%
    2005................ 2,177             13.86             30,173           31,354      3.98%     1.15%      1.22%
    2004................ 2,359             13.69             32,295           32,498      5.12%     1.16%      2.94%
    2003................ 2,435             13.30             32,393           32,485      5.92%     1.16%      2.68%

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

5. Financial Highlights (Continued)

                    At December 31                                      For the year ended December 31
            -------------------------------------------------  ------------------------------------------------------
                                                     Net        Average   Investment
            Units      Unit Fair Value              Assets     Net Assets   Income     Expense      Total Return
            (000s)     Lowest to Highest            (000s)       (000s)   Ratio /(1)/ Ratio /(2)/ Lowest to Highest/(3)/
            ------     ---------------------------   -------   ---------- ----------  ----------  ---------------------
JP Morgan Institutional Trust Balanced Portfolio, Division 9
2007.......   482      $12.29                       $ 5,920     $ 7,617      3.48%       1.17%     4.91%
2006.......   789       11.71                         9,242      10,027      2.92%       1.15%     9.71%
2005.......   967       10.67                        10,318      10,784      2.64%       1.15%     1.32%
2004....... 1,100       10.54                        11,593      11,419      2.25%       1.16%     4.52%
2003....... 1,141       10.08                        11,497      10,330      2.85%       1.16%    15.85%
AIM V.I. Premier Equity Fund, Division 20 (CLOSED) /(5)/
2006.......    --      $   --                       $    --     $24,466      1.03%       0.38%     5.18%
2005....... 3,128        7.86                        24,600      25,512      0.81%       1.15%     4.44%
2004....... 3,576        7.53                        26,927      26,712      0.46%       1.16%     4.56%
2003....... 3,892        7.20                        28,025      24,527      0.31%       1.16%    23.64%
AIM V.I. International Growth Fund, Division 21
2007.......   543      $17.48                       $ 9,487     $11,481      0.34%       1.16%    13.39%
2006.......   824       15.42                        12,700      13,164      0.90%       1.15%    26.76%
2005....... 1,121       12.16                        13,633      13,499      0.63%       1.15%    16.58%
2004....... 1,342       10.43                        14,003      13,328      0.62%       1.16%    22.58%
2003....... 1,592        8.51                        13,553      11,249      0.57%       1.16%    27.58%
Van Kampen LIT Strategic Growth Portfolio, Division 22 & 136
2007.......   888      $11.34     to      $23.65    $14,081     $15,739      0.05%       1.34%    15.20%   to    15.61%
2006....... 1,301        9.81     to       20.51     17,292      19,668        --        1.32%     1.32%   to     1.68%
2005....... 1,694        9.65     to       20.22     22,077      22,983      0.27%       1.33%     6.32%   to     6.69%
2004....... 1,991        9.05     to       19.00     24,581      24,586        --        1.34%     5.43%   to     5.80%
2003....... 2,227        8.55     to       18.00     26,224      24,010        --        1.35%    25.44%   to    25.88%
Franklin Small-Mid Cap Growth Securities, Division 23
2007.......   132      $13.24                       $ 1,752     $ 2,170        --        1.17%     9.96%
2006.......   215       12.04                         2,586       2,931        --        1.15%     7.45%
2005.......   285       11.20                         3,190       3,311        --        1.15%     3.59%
2004.......   332       10.82                         3,592       3,446        --        1.16%    10.19%
2003.......   365        9.82                         3,583       3,091        --        1.16%    35.67%
Templeton Developing Markets Securities Fund, Division 24 & 115
2007.......    93      $26.58     to      $33.97    $ 2,698     $ 3,033      2.32%       1.31%    26.85%   to    27.30%
2006.......   145       20.88     to       26.75      3,329       3,299      1.12%       1.30%    26.18%   to    26.62%
2005.......   185       16.49     to       21.18      3,349       3,225      1.31%       1.31%    25.52%   to    25.97%
2004.......   224       13.09     to       16.86      3,221       2,821      1.81%       1.33%    22.84%   to    23.28%
2003.......   237       10.62     to       13.71      2,749       2,268      1.16%       1.33%    50.70%   to    51.23%
Oppenheimer High Income Fund/VA, Division 25 & 114
2007.......   525      $13.07     to      $13.31    $ 6,913     $ 9,458      7.91%       1.24%    -1.61%   to    -1.26%
2006.......   841       13.29     to       13.52     11,224      12,264      7.90%       1.23%     7.79%   to     8.17%
2005....... 1,065       12.31     to       12.53     13,151      13,730      6.51%       1.23%     0.78%   to     1.14%
2004....... 1,186       12.17     to       12.42     14,501      14,601      6.26%       1.24%     7.33%   to     7.71%
2003....... 1,283       11.30     to       11.56     14,573      13,353      7.04%       1.25%    22.10%   to    22.53%
VALIC Company I Money Market Fund, Division 26 & 132
2007.......   201      $11.76     to      $13.22    $ 2,535     $ 2,816      4.60%       1.38%     3.12%   to     3.49%
2006.......   250       11.37     to       12.81      3,022       3,373      4.50%       1.36%     3.06%   to     3.42%
2005.......   326       10.99     to       12.42      3,818       4,325      2.66%       1.37%     1.19%   to     1.55%
2004.......   425       10.82     to       12.26      4,928       5,732      0.77%       1.36%    -0.71%   to    -0.35%
2003.......   533       10.86     to       12.33      6,207       7,783      0.61%       1.36%    -0.91%   to    -0.56%

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

5. Financial Highlights (Continued)

                          At December 31                               For the year ended December 31
                  ------------------------------------------  ------------------------------------------------------
                                                     Net       Average   Investment
                  Units    Unit Fair Value          Assets    Net Assets   Income     Expense      Total Return
                  (000s)   Lowest to Highest        (000s)      (000s)   Ratio /(1)/ Ratio /(2)/ Lowest to Highest/(3)/
                  ------   -----------------------   -------  ---------- ----------  ----------  ---------------------
Van Kampen LIT Enterprise Portfolio, Division 27
2007.............    96    $ 9.04                   $   867    $ 1,049      0.47%       1.17%    11.38%
2006.............   157      8.12                     1,276      1,592      0.47%       1.16%     5.85%
2005.............   232      7.67                     1,778      1,878      0.74%       1.15%     6.91%
2004.............   275      7.18                     1,972      1,934      0.39%       1.16%     2.86%
2003.............   294      6.98                     2,048      1,697      0.48%       1.16%    24.43%
VALIC Company I Growth Fund, Division 28 & 151 (CLOSED) /(4)/
2004.............    --    $   --   to    $   --    $    --    $   313        --        1.67%    -8.08%   to    -7.86%
2003.............   100      4.96   to      7.04        510        494        --        1.46%    21.53%   to    21.96%
Putnam VT Global Equity Fund, Division 29 & 149
2007.............    57    $ 9.53   to    $12.96    $   579    $   635      2.05%       1.42%     7.38%   to     7.76%
2006.............    68      8.87   to     12.03        639        571      0.33%       1.42%    21.38%   to    21.80%
2005.............    68      7.31   to      9.88        524        524      0.79%       1.43%     7.16%   to     7.53%
2004.............    78      6.82   to      9.18        571        523      2.00%       1.42%    11.97%   to    12.37%
2003.............    78      6.09   to      8.17        499        436      0.93%       1.45%    27.30%   to    27.75%
AIM V.I. Core Equity Fund, Division 30 /(5)/
2007............. 1,275    $11.63                   $14,824    $18,572      0.92%       1.17%     6.87%
2006............. 1,966     10.88                    21,382     22,030      0.52%       0.78%     8.79%
Oppenheimer Main Street Growth & Income Fund/VA, Division 111
2007.............   679    $12.04   to    $13.59    $ 8,800    $10,467      1.06%       1.49%     2.85%   to     2.95%
2006.............   928     11.71   to     13.21     11,719     12,690      1.21%       1.48%    13.31%   to    13.42%
2005............. 1,241     10.33   to     11.65     13,833     14,335      1.37%       1.48%     4.39%   to     4.50%
2004............. 1,439      9.90   to     11.16     15,356     15,219      0.86%       1.49%     7.81%   to     7.93%
2003............. 1,564      9.18   to     10.34     15,470     13,879      0.97%       1.50%    24.82%   to    24.95%
Oppenheimer Capital Appreciation Fund/VA, Division 112
2007.............   438    $14.22   to    $15.43    $ 6,657    $ 7,164      0.23%       1.49%    12.43%   to    12.54%
2006.............   553     12.64   to     13.72      7,479      8,186      0.39%       1.48%     6.33%   to     6.44%
2005.............   713     11.88   to     12.91      9,069      9,455      0.94%       1.49%     3.53%   to     3.63%
2004.............   824     11.47   to     12.47     10,115     10,122      0.33%       1.50%     5.33%   to     5.44%
2003.............   905     10.88   to     11.84     10,544      9,419      0.39%       1.51%    28.98%   to    29.11%
Oppenheimer Main Street Small Cap Fund/VA, Division 113
2007.............   135    $19.00   to    $21.21    $ 2,810    $ 3,601      0.34%       1.48%    -2.70%   to    -2.60%
2006.............   188     19.52   to     21.77      4,025      4,333      0.16%       1.47%    13.28%   to    13.39%
2005.............   238     17.23   to     19.20      4,493      4,708        --        1.47%     8.28%   to     8.39%
2004.............   298     15.92   to     17.72      5,194      4,884        --        1.48%    17.63%   to    17.75%
2003.............   330     13.53   to     15.04      4,865      4,068        --        1.49%    42.20%   to    42.34%
Templeton Foreign Securities Fund, Division 116
2007.............    93    $16.86   to    $17.90    $ 1,652    $ 1,809      1.93%       1.48%    13.72%   to    13.83%
2006.............   132     14.82   to     15.73      2,042      2,118      1.26%       1.46%    19.63%   to    19.75%
2005.............   169     12.39   to     13.14      2,190      2,279      1.18%       1.46%     8.52%   to     8.63%
2004.............   207     11.42   to     12.10      2,470      2,332      1.05%       1.47%    16.75%   to    16.87%
2003.............   224      9.78   to     10.36      2,285      1,967      1.72%       1.48%    30.23%   to    30.36%
AIM V.I. Capital Appreication Fund, Division 117
2007.............   262    $11.54   to    $13.11    $ 3,314    $ 3,704        --        1.51%    10.33%   to    10.44%
2006.............   348     10.46   to     11.87      4,002      4,433      0.05%       1.50%     4.71%   to     4.82%
2005.............   461      9.99   to     11.33      5,067      5,342      0.06%       1.49%     7.21%   to     7.32%
2004.............   576      9.32   to     10.56      5,881      5,849        --        1.50%     5.02%   to     5.13%
2003.............   633      8.87   to     10.04      6,155      5,603        --        1.51%    27.58%   to    27.71%
AIM V.I. Diversified Income Fund, Division 118
2007.............   127    $11.46   to    $11.63    $ 1,459    $ 1,835      6.11%       1.49%     0.19%   to     0.29%
2006.............   205     11.44   to     11.60      2,351      2,566      5.61%       1.47%     2.92%   to     3.02%
2005.............   253     11.12   to     11.27      2,816      3,007      5.88%       1.46%     1.36%   to     1.46%
2004.............   297     10.97   to     11.11      3,253      3,426      5.37%       1.47%     3.46%   to     3.56%
2003.............   336     10.60   to     10.73      3,556      3,600      6.09%       1.47%     7.60%   to     7.71%

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

5. Financial Highlights (Continued)

                      At December 31                              For the year ended December 31
              -----------------------------------------  ------------------------------------------------
                                                Net       Average   Investment                Total Return
              Units    Unit Fair Value         Assets    Net Assets   Income     Expense       Lowest to
              (000s)   Lowest to Highest       (000s)      (000s)   Ratio /(1)/ Ratio /(2)/   Highest/(3)/
              ------   ----------------------   -------  ---------- ----------  ----------  ---------------
VALIC Company I Stock Index, Division 133
2007.........   457    $11.80   to    $21.25   $ 8,993    $10,360      1.38%       1.48%     3.54% to   3.65%
2006.........   612     11.40   to     20.51    11,356     11,845      0.79%       1.47%    13.68% to  13.80%
2005.........   784     10.02   to     18.02    12,928     13,969      1.50%       1.48%     3.00% to   3.10%
2004.........   954      9.73   to     17.48    15,236     14,948      1.57%       1.48%     8.85% to   8.96%
2003......... 1,045      8.94   to     16.04    15,332     13,856      1.35%       1.49%    26.28% to  26.41%
VALIC Company I Growth & Income Fund, Division 134
2007.........   418    $11.17   to    $17.22   $ 6,958    $ 7,885      1.13%       1.48%     5.43% to   5.54%
2006.........   549     10.60   to     16.32     8,591      9,070      0.62%       1.47%    13.63% to  13.74%
2005.........   726      9.33   to     14.35     9,989     11,370      1.17%       1.47%    -0.06% to   0.04%
2004.........   934      9.33   to     14.34    12,805     12,714      0.96%       1.48%     9.06% to   9.17%
2003......... 1,052      8.56   to     13.14    13,212     12,440      0.67%       1.49%    20.82% to  20.94%
VALIC Company I International Equities Fund, Division 135
2007.........   183    $12.70   to    $16.59   $ 2,898    $ 3,229      2.12%       1.47%     7.13% to   7.24%
2006.........   242     11.85   to     15.47     3,579      3,640      1.44%       1.46%    21.22% to  21.34%
2005.........   308      9.78   to     12.75     3,767      3,855      1.79%       1.46%    15.24% to  15.35%
2004.........   386      8.49   to     11.05     4,108      3,879      1.48%       1.47%    16.09% to  16.21%
2003.........   438      7.31   to      9.51     4,011      3,549      1.50%       1.47%    27.70% to  27.82%
VALIC Company I Government Securities Fund, Division 138
2007.........   455    $14.63   to    $16.48   $ 7,382    $ 7,859      4.02%       1.46%     6.05% to   6.15%
2006.........   587     13.79   to     15.53     8,991     10,649      2.02%       1.45%     1.49% to   1.59%
2005.........   847     13.59   to     15.28    12,749     14,637      3.43%       1.45%     1.08% to   1.18%
2004......... 1,072     13.45   to     15.11    15,966     17,619      2.85%       1.46%     1.89% to   1.99%
2003......... 1,318     13.20   to     14.81    19,203     21,916      3.07%       1.46%    -0.37% to  -0.27%
PIMCO Advisors VIT OpCap Managed Portfolio, Division 139
2007.........   656    $12.28   to    $20.18   $12,581    $14,391      2.19%       1.47%     1.50% to   1.60%
2006.........   825     12.10   to     19.86    15,638     16,950      1.87%       1.46%     8.01% to   8.12%
2005......... 1,071     11.20   to     18.37    18,806     20,154      1.22%       1.46%     3.71% to   3.81%
2004......... 1,272     10.80   to     17.70    21,549     21,797      1.51%       1.47%     9.10% to   9.22%
2003......... 1,468      9.90   to     16.20    22,801     21,389      1.84%       1.48%    19.93% to  20.05%
Janus Aspen Large Cap Growth Portfolio, Division 141
2007.........   138    $ 8.08   to    $ 8.14   $ 1,113    $ 1,117      0.57%       1.52%    13.07% to  13.18%
2006.........   154      7.15   to      7.19     1,104      1,084      0.28%       1.52%     9.47% to   9.58%
2005.........   170      6.53   to      6.56     1,111      1,132      0.13%       1.52%     2.46% to   2.56%
2004.........   186      6.37   to      6.40     1,182      1,196        --        1.54%     2.64% to   2.74%
2003.........   249      6.21   to      6.23     1,546      1,294        --        1.54%    29.52% to  29.65%
Janus Aspen International Growth Portfolio, Division 142
2007.........    59    $18.89   to    $19.02   $ 1,138    $ 1,118      0.43%       1.49%    26.09% to  26.22%
2006.........    76     14.98   to     15.07     1,156      1,029      1.91%       1.48%    44.44% to  44.58%
2005.........    82     10.37   to     10.42       853        747      1.08%       1.49%    29.97% to  30.10%
2004.........    90      7.98   to      8.01       725        742      0.78%       1.50%    16.90% to  17.03%
2003.........    98      6.83   to      6.85       670        634      0.96%       1.52%    32.52% to  32.65%
MFS VIT Capital Opportunities Series, Division 143
2007.........    70    $ 8.51   to    $ 8.57   $   606    $   652      0.35%       1.51%     9.47% to   9.58%
2006.........    87      7.78   to      7.82       684        692      0.45%       1.51%    12.10% to  12.21%
2005.........   103      6.94   to      6.97       720        729      0.76%       1.51%     0.17% to   0.27%
2004.........   109      6.92   to      6.95       761        780      0.39%       1.51%    10.77% to  10.89%
2003.........   125      6.25   to      6.27       784        635      0.23%       1.53%    25.48% to  25.61%
VALIC Company I Science & Technology Fund, Division 144
2007.........   101    $ 5.08   to    $ 5.11   $   514    $   512        --        1.48%    15.92% to  16.04%
2006.........   114      4.38   to      4.41       501        545        --        1.47%     4.27% to   4.37%
2005.........   139      4.20   to      4.22       586        589        --        1.47%     1.78% to   1.89%
2004.........   154      4.13   to      4.14       637        630        --        1.48%    -0.72% to  -0.62%
2003.........   151      4.16   to      4.17       628        533        --        1.50%    49.21% to  49.35%

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

5. Financial Highlights (Continued)

                 At December 31                             For the year ended December 31
         ----------------------------------------  ------------------------------------------------------
                                           Net      Average   Investment
         Units    Unit Fair Value         Assets   Net Assets   Income     Expense      Total Return
         (000s)   Lowest to Highest       (000s)     (000s)   Ratio /(1)/ Ratio /(2)/ Lowest to Highest/(3)/
         ------   ----------------------  ------   ---------- ----------  ----------  ---------------------
VALIC Company II Mid Cap Value Fund, Division 145
2007....  160     $17.82   to    $17.95   $2,868     $3,302      0.42%       1.46%     1.25%   to     1.35%
2006....  190      17.60   to     17.71    3,365      3,321      0.34%       1.45%    15.00%   to    15.12%
2005....  210      15.30   to     15.38    3,231      3,153      0.04%       1.46%     7.77%   to     7.88%
2004....  230      14.20   to     14.26    3,272      2,954      0.16%       1.47%    14.51%   to    14.63%
2003....  226      12.40   to     12.44    2,805      2,205      0.09%       1.48%    41.21%   to    41.35%
VALIC Company II Strategic Bond Fund, Division 146
2007....   61     $16.68   to    $16.80   $1,017     $1,149      3.82%       1.48%     2.58%   to     2.68%
2006....   83      16.26   to     16.36    1,351      1,389      3.29%       1.46%     6.93%   to     7.04%
2005....   93      15.21   to     15.29    1,414      1,401      4.09%       1.46%     3.33%   to     3.44%
2004....  105      14.72   to     14.78    1,561      1,629      5.12%       1.46%     8.95%   to     9.07%
2003....  136      13.51   to     13.55    1,843      1,740      5.91%       1.47%    17.66%   to    17.78%
VALIC Company II High Yield Bond Fund, Division 147
2007....   36     $16.59   to    $16.71   $  605     $  671      4.94%       1.47%    -0.06%   to     0.04%
2006....   46      16.60   to     16.70      770        673      5.19%       1.47%    10.65%   to    10.76%
2005....   44      15.00   to     15.08      664        633      5.52%       1.48%     5.64%   to     5.75%
2004....   43      14.20   to     14.26      625        654      8.42%       1.49%    14.14%   to    14.26%
2003....   50      12.44   to     12.48      628        561      9.02%       1.50%    28.03%   to    28.16%
Putnam VT Discovery Growth Fund, Division 148
2007....   83     $ 6.88   to    $ 6.93   $  574     $  598        --        1.57%     8.66%   to     8.76%
2006....  103       6.33   to      6.37      656        669        --        1.55%     9.41%   to     9.52%
2005....  116       5.79   to      5.82      676        644        --        1.56%     5.64%   to     5.75%
2004....  118       5.48   to      5.50      644        665        --        1.57%     5.96%   to     6.07%
2003....  140       5.17   to      5.19      725        654        --        1.58%    30.02%   to    30.15%

/(1) /These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2) /These amounts represent the annualized contract expenses of the separate account, consisting primarily of administrative and mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3) /These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

/(4) /The VALIC Company I Growth Fund was closed as of August 27, 2004.

/(5) /The AIM V.I. Premier Equity Fund was merged with AIM V.I. Core Equity
      Fund as of May 1, 2006.

                                 ELITEPLUS BONUS
                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

     (i)  Audited Financial Statements - AIG Annuity Insurance Company

          Report of Independent Registered Public Accounting Firm

          Consolidated Balance Sheets

          Consolidated Statements of Income and Comprehensive Income

          Consolidated Statements of Cash Flows

          Notes to Consolidated Financial Statements

     (ii) Audited Financial Statements - AIG Annuity Insurance Company Separate Account A

          Report of Independent Registered Public Accounting Firm

          Statement of Net Assets

          Statement of Operations

          Statements of Changes in Net Assets

          Notes to Financial Statements

(b)  Exhibits

     (1) American General Annuity Insurance Company Board of Directors resolution, authorizing the establishment of A. G. Separate Account A.
          (1)

     (2)  None.

     (3)  Principal Underwriter's Agreement. (1)

     (4)  (i)    Individual Fixed and Variable Deferred Annuity Contract. (1)

          (ii)   Annual Step-Up Death Benefit. (1)

          (iii)  Persistency Bonus Endorsement. (2)

          (iv)   Guaranteed Minimum Income Benefit Rider. (10)

          (v)    Gain Preservation Death Benefit Rider. (10)

          (vi)   Extended Care Waiver Endorsement. (10)

          (vii)  Market Value Adjustment Endorsement. (10)

          (viii) Tax Sheltered Annuity Endorsement. (10)

     (5)  (i)    Application Form. (3)

          (ii)   Investor Allocation Form. (3)

     (6)  (i)    Amended and Restated Articles of Incorporation of American
                 General Annuity Insurance Company. (4)

          (ii)   Restated Bylaws of American General Annuity Insurance Company.
                 (4)

          (iii) Articles of Amendment changing the name of the Corporation from American General Annuity Insurance Company to AIG Annuity Insurance Company. (11)

     (7)  None.

     (8)  (i)    (A)  Participation Agreement by and among A I M Variable
                      Insurance Funds, Inc., A I M Distributors, Inc., American
                      General Annuity Insurance Company and AGA Brokerage
                      Services, Inc. dated November 23, 1998. (6)

                 (B) Form of Administrative Services Agreement between American General Annuity Insurance Company and A I M Advisors, Inc.
                      (5)

                 (C) Form of Amendment No. 1 to Participation Agreement between A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Annuity Insurance Company and A.G. Distributors, Inc. (formerly known as AGA Brokerage Services, Inc.). (6)

                 (D) Form of Amendment No. 2 to Participation Agreement between A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Annuity Insurance Company and American General Distributors, Inc. (formerly known as A.G. Distributors, Inc. and AGA Brokerage Services, Inc.).
                      (9)

          (ii)   (A)  Participation Agreement between Oppenheimer Variable
                      Account Funds, OppenheimerFunds, Inc. and American General Annuity Insurance Company. (1)

                 (B) First Amendment to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and American General Annuity Insurance Company. (1)

                 (C) Form of Administrative Services Agreement between American General Annuity Insurance Company and OppenheimerFunds, Inc. (5)

          (iii)  (A)  Form of Participation Agreement between Franklin Templeton
                      Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American General Annuity Insurance Company, dated May 1, 2000. (5)

                 (B) Form of Administrative Services Agreement between American General Annuity Insurance Company and Franklin Templeton Services, Inc. (5)

                 (C) Form of First Amendment to Administrative Services Agreement between American General Annuity Insurance Company and Franklin Templeton Services, Inc. (9)

          (iv)   (A)  Participation Agreement between American General Annuity
                      Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc. dated November 23, 1998. (6)

                 (B) Form of Amendment No. 1 to Participation Agreement between American General Annuity Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc. (6)

                 (C) Form of Administrative Services Agreement between American General Annuity Insurance Company and Van Kampen Asset Management Inc. (5)

          (v)    (A)  Form of Participation Agreement between American General
                      Annuity Insurance Company, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (6)

                 (B) Form of Amendment No. 1 to Participation Agreement between American General Annuity Insurance Company, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (3)

          (vi) Form of Participation Agreement among American General Annuity Insurance Company, OpCap Advisors and OCC Accumulation Trust.
                 (7)

          (vii) Form of Participation Agreement among MFS Variable Insurance Trust, American General Annuity Insurance Company and Massachusetts Financial Services Company, dated November 15, 2000. (3)

          (viii) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds, Corp. and American General Annuity Insurance Company, dated November 15, 2000. (3)

          (ix) Form of Participation Agreement among North American Funds Variable Product Series II, The Variable Annuity Life Insurance Company and American General Insurance Company, dated November 15, 2000. (3)

          (x)    (A)  Form of Distribution and Shareholder Services Agreement by
                      and between Janus Distributors, Inc. and American General Annuity Insurance Company, dated October 2, 2000. (3)

                 (B) Form of Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and American General Annuity Insurance Company, dated October 2, 2000. (3)

     (9)  None.

     (10) Consent of Registered Public Accounting Firm. (Filed herewith)

     (11) None.

     (12) None.

     (13) Calculation of standard and nonstandard Performance Information. (8)

     (14) Powers of Attorney. (12) and filed herewith.

     (15) Company Organizational Chart. (8)

----------
(1.) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on April 29, 1999, accession number 0000950129-99-001838.

(2.) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on March 2, 1998, accession number 0000928389-98-000039.

(3.) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on November 3, 2000, accession number 0000950129-00-005239.

(4.) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on May 26, 1998, accession number 0000928389-98-000140.

(5.) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4
     Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on April 18, 2000, accession number 0000950129-00-001880.

(6.) Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4
     Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on July 16, 1999, accession number 0000950129-99-003204.

(7.) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on December 22, 1999, accession number 0000950129-99-005515.

(8.) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on September 29, 1998, accession number 0000950129-98-004072.

(9.) Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4
     Registration Statement (File No. 333-67605) of A.G. Separate Account A filed on June 29, 2000, accession number 0000950129-00-003490.

(10.) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on June 5, 2001, accession number 0000950129-01-501192.

(11.) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on April 29, 2002, accession number 0000950129-02-002149.

(12.) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on May 1, 2006, accession number 0000950129-06-004580.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The directors and principal officers of the depositor are listed below as of March 21, 2008. The business address of each director and officer is 2929 Allen Parkway, Houston, Texas 77019, except where otherwise indicated.

NAME AND PRINCIPAL
BUSINESS ADDRESS           POSITIONS AND OFFICES WITH THE DEPOSITOR
------------------         ----------------------------------------
OFFICER                    TITLE

Jay Wintrob **             Director
Bruce R. Abrams            Director, President and Chief Executive Officer
Sharla A. Jackson          Director, Executive Vice President - Operations
Christopher J. Swift****   Director
Michael J. Akers           Director, Senior Vice President & Chief Actuary
Jim Coppedge               Director, Senior Vice President and General Counsel
N. Scott Gillis***         Director, Senior Vice President & Principal Financial Officer
Kathleen M. McCutcheon     Director, Senior Vice President - Human Resources
Leslie K. Bates            Senior Vice President
Lillian Caliman            Senior Vice President & Divisional Chief Information Officer
David H. den Boer          Senior Vice President & Chief Compliance Officer
Terry Festervand           Senior Vice President and Treasurer
Kellie Richter             Senior Vice President - Marketing Strategies
Robert E. Steele*          Senior Vice President - Specialty Products
Kenneth R. Story           Senior Vice President - Information Technology
Dori A. Artis              Vice President
David E. Ballard           Vice President
J. Elizabeth Barton        Vice President
Gregory Stephen Broer      Vice President - Actuarial
Richard A. Combs           Vice President - Actuarial
Neil J. Davidson           Vice President - Actuarial
Donald L. Davis            Vice President
Robin F. Farris            Vice President - New Business - AIG Annuity
Marysue Fitzsimmons        Vice President
Daniel Fritz               Vice President - Actuarial
Marc Gamsin**              Vice President
Tracey E. Harris           Vice President - Annuity Products
David W. Hilbig            Vice President - Education Services & Marketing Communications
Daivd Jorgensen            Vice President and Controller
Ted G. Kennedy             Vice President - Government Relations
Gary Kleinman****          Vice President
Michael E. Mead **         Vice President
Lou McNeal                 Vice President
Greg Outcalt**             Vice President
Rembert R. Owen, Jr.       Vice President & Assistant Secretary
Michele Hansen Powers      Vice President - Implementation
Connie E. Pritchett*       Vice President - Compliance
Phillip W. Schraub         Vice President
Richard W. Scott****       Vice President & Chief Investment Officer
Brim Stonebraker           Vice President
Katherine Stoner           Vice President and Secretary
Russell Lessard            Chief AML Officer
Stephen S. Poston          Chief Operating Officer
William Fish               Investment Officer
Troy Fukumoto**            Investment Officer
Roger E. Hahn              Investment Officer
Craig R. Mitchell****      Investment Officer
Alan Nussenblatt**         Investment Officer
W. Larry Mask              Real Estate Investment Officer & Assistant Secretary
Dan Cricks                 Tax Officer
Debra L. Herzog            Assistant Secretary

Christine A. Nixon**       Assistant Secretary
Paula G. Payne             Assistant Secretary
John Fleming               Assistant Treasurer
Paul Hoepfl                Assistant Treasurer
Melinda Ackerman           Administrative Officer
Robert C. Bauman           Administrative Officer
Deborah G. Fewell*         Administrative Officer
David Green                Administrative Officer
Wendy Green*               Administrative Officer
Randy Hansen               Administrative Officer
Ted D. Hennis*             Administrative Officer
Kathleen Janos             Administrative Officer
David Malleck*             Administrative Officer
Jill A. Nieskes            Administrative Officer
Linda Pinney               Administrative Officer
Carolyn Roller*            Administrative Officer
Cynthia Short              Administrative Officer
Susan Skaggs               Administrative Officer
Diana Smirl*               Administrative Officer
Thomas M. Ward             Administrative Officer

*    205 East 10th St., Amarillo, Texas 79109

**   1 SunAmerica Center, Los Angeles, California 90067

***  21650 Oxnard Ave., Woodland Hills, California 91367

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-08-002280, filed February 28, 2008 and incorporated herein by reference.

     The Registrant is a separate account of AIG Annuity Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 28, 2008, there were 2,606 contract owners of which 1,572 were qualified contracts offered by this Registration Statement and 1,034 owned non-qualified contracts offered by this Registration Statement.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI - Section 1) of the Company provide that:

     The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for affiliated entities of AIG Annuity Insurance Company.

     (b) The directors and principal officers of the principal underwriter are shown below as of March 21, 2007. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

NAME AND PRINCIPAL        POSITION AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS          AMERICAN GENERAL DISTRIBUTORS, INC.
------------------        ------------------------------------
Evelyn Curran        Director, Chief Executive Officer and President
Katherine Stoner     Director and Secretary
David H. den Boer    Director and Senior Vice President
Thomas G. Norwood    Executive Vice President
Krien VerBerkmoes    Chief Compliance Officer
John Reiner          Chief Financial Officer and Treasurer
Daniel R. Cricks     Tax Officer
Robert C. Bauman     Administrative Officer
Tom Ward             Administrative Officer
Terry Festervand     Assistant Treasurer
Kathleen Janos       Assistant Treasurer
Paul Hoepfl          Assistant Treasurer
Debra L. Herzog      Assistant Secretary
Paula G. Payne       Assistant Secretary
Robert C. Bauman     Administrative Officer

     (c)  Not Applicable.

ITEM 30. LOCATION OF RECORDS

     All records referenced under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained and are in the custody of AIG Annuity Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. AIG Annuity Insurance Company, hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

          REPRESENTATIONS

     (1) The Company hereby represents that it is relying upon Investment Company Act Rule 6c-7. The Company further represents that paragraphs (a) - (d) of Rule 6c-7 have been complied with.

     (2) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants; and

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b) (11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, A. G. Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2008.

                                        A. G. SEPARATE ACCOUNT A
                                        (Registrant)

                                        BY: AIG ANNUITY LIFE INSURANCE COMPANY
                                            (On behalf of the Registrant and
                                            itself)


                                        BY: /s/ KATHERINE STONER
                                            ------------------------------------
                                            Katherine Stoner
                                            Vice President, Deputy General
                                            Counsel and Secretary

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                       Date
---------                             -----                       ----


*                                     Director                    April 30, 2008
-----------------------------------
Jay S. Wintrob


*                                     Director and Chief          April 30, 2008
-----------------------------------   Executive Officer
Bruce R. Abrams


*                                     Director                    April 30, 2008
-----------------------------------
Michael J. Akers


*                                     Director and Principal      April 30, 2008
-----------------------------------   Financial Officer
N. Scott Gillis


*                                     Director and Chief          April 30, 2008
-----------------------------------   Operating Officer
Sharla A. Jackson


*                                     Director                    April 30, 2008
-----------------------------------
Kathleen M McCutcheon


*                                     Director                    April 30, 2008
-----------------------------------
Christopher J. Swift


*                                     Director, Sr. Vice          April 30, 2008
-----------------------------------   President and General
Jim Coppedge                          Counsel


/s/ DAVID JORGENSEN                   Vice President and          April 30, 2008
-----------------------------------   Controller
David Jorgensen                       (Principal Accounting
                                      Officer)


*/s/ KATHERINE STONER                                             April 30, 2008
-----------------------------------
Katherine Stoner
Attorney-in- Fact

                                Index of Exhibits

Exhibit No.
-----------
10            Consent of Registered Public Accounting Firm

14            Powers of Attorney - American Home Assurance Company